UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

with a copy to:

Peter K. Ewing

Craig R. Carberry, Esq.

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-595-9111

Date of fiscal year end: October 31

Date of reporting period: October 31, 2012

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

FlexShares® Trust

Annual Report

October 31, 2012

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

FlexShares® Morningstar US Market Factor Tilt Index Fund

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

FlexShares® Ready Access Variable Income Fund

Letter to Shareholders

Dear Shareholder:

We are pleased to present you with our 2012 Annual Report. Enclosed you will find details such as portfolio characteristics, performance results and an investment commentary on the FlexShares suite of exchange traded funds (ETFs) for the 12-month period ended October 31, 2012.

We launched our first four ETFs in September 2011 with the aim of using our collaborative investor relationships and knowledge of the ETF marketplace to develop ETFs that better enable investors to meet their real-world goals. FlexShares combines a strong understanding of investor needs with intelligent index design and skilled portfolio management to produce innovative ETF products. We are encouraged by your support and the reception our ETFs have garnered in the marketplace.

FlexShares ETFs seek to address four basic investor objectives: capital appreciation, risk management, income generation and liquidity. Our initial four products, all passively managed, are noted below:

♦   FlexShares iBoxx 3-Year Target Duration TIPS Index Fund (Ticker: TDTT, Investor Objective: Risk Management)

♦   FlexShares iBoxx 5-Year Target Duration TIPS Index Fund (Ticker: TDTF, Investor Objective: Risk Management)

♦    FlexShares Morningstar Global Upstream Natural Resources Index Fund (Ticker: GUNR, Investor Objective: Risk Management)

♦   FlexShares Morningstar US Market Factor Tilt Index Fund (Ticker: TILT, Investor Objective: Capital Appreciation)

In late 2012 we added three more funds to the FlexShares lineup:

♦   FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund (Ticker: TLTD, Investor Objective: Capital Appreciation) seeks to enhance exposure to developed market ex-US equities by tilting the portfolio toward the long-term growth potential of the small-cap and value segments.

♦   FlexShares Morningstar Emerging Market Factor Tilt Index Fund (Ticker: TLTE, Investor Objective: Capital Appreciation) seeks to enhance exposure to emerging market equities by tilting the portfolio toward the long-term growth potential of the small-cap and value segments.

♦    FlexShares Ready Access Variable Income Fund (Ticker: RAVI, Investor Objective: Liquidity) is our first actively managed ETF and seeks to help investors maintain a high degree of transactional liquidity while achieving a positive return and limited principal volatility.

This Annual Report does not include management discussion of these three new funds due to their recent commencement of investment operations.

Investment Themes

In recent years investors have faced economic and market environments driven primarily by geopolitical considerations. Many have been dutifully waiting for a “normalized” environment with a renewed emphasis on fundamental factors. In 2012 the patience of these investors began to erode.

This was evident in a “search for yield” which saw investors shift significant assets out of low-yielding money market and bank deposit products and into investment-grade and high-yield bond and dividend-focused equity investments. These shifts required that investors embrace trade-offs between yield, liquidity and safety. Investors appear to be open to fresh approaches to investment risk management, supported by empirical analysis. In response, the frameworks utilized by both asset managers and investors are evolving such that investment risk and performance outcomes include a richer mix of both factor-specific and composite considerations.

Financial Market Highlights

Throughout the 12-month reporting period, global central banks continued to aggressively pursue easy monetary policies in the face of disappointing economic activity and ongoing efforts aimed at financial and fiscal repair. Despite the uninspired growth backdrop, investors generally followed the central bankers’ policy guidance and rallied

2	FLEXSHARES ANNUAL REPORT

Letter to Shareholders (cont.)

prices on both safe-haven and risk assets, many to near record levels. The road traveled was not a smooth one, however, as political brinksmanship was used frequently to bend voters, especially in the eurozone, to accept unpalatable but necessary outcomes. Globally, economic fundamentals were also impacted by the political calendar, notably in the U.S., where a pre-election pullback in business investment tempered a subpar expansion.

Regional growth outlooks diverged late in the period with signs of better housing and employment trends in the U.S. contrasting with downgraded GDP forecasts in Europe and mixed reports from emerging markets. Except in those peripheral eurozone countries struggling to meet austerity targets, where yields soared on fears of removal from the shared currency, policy and market rates on sovereign debt stayed near record low levels amid the mix of easy money and weak growth. Measured inflation remained well-contained, although inflation expectations bounced around and periodically spiked higher as investors recalibrated their inflation concerns given the extraordinary global monetary easing and concerted push for growth by politicians.

Key Observations

•     U.S. Treasury market rates continued to be driven by aggressive Federal Reserve policy actions. Year-over-year changes in the Treasury yield curve were most impacted by Operation Twist, which the central bank used to drive down market interest rates. The combination of the Fed’s extreme monetary stimulus and signs of improving U.S. growth caused long-term inflation expectations to rise somewhat over the period.

•    Prices of natural resource commodities experienced considerable volatility amid the environment of easy money and gyrating growth outlooks in the U.S., eurozone and China. The mix of factors driving natural resource prices (monetary, regulatory and fundamental – such as the U.S. drought), produced natural resource sector returns and price relationships that were highly atypical and challenging for many commodity investors.

•    Equity prices benefited significantly from the creative, aggressive and persistent monetary stimuli provided by global central banks – and despite generally disappointing economic fundamentals. Regional outcomes varied based on the mix and timing of specific policy actions and fundamental factors, but equities unquestionably benefited from the commitment by the Federal Reserve and other monetary authorities to aggressively promote economic growth.

Please review our Annual Report to learn more about FlexShares ETFs, and visit our website at www.flexshares.com for more information on portfolio characteristics, pricing and performance.

We look forward to being of service to you and appreciate your interest in FlexShares – Based on Understanding; Built on Experience.

Sincerely,

Shundrawn A. Thomas

President

FlexShares Trust

The views in this letter were as of October 31, 2012 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the ETFs’ investment methodology and do not constitute investment advice.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

An investment in FlexShares is subject to numerous risks, including possible loss of principal. Fund returns may not match the return of the respective indexes. Some of the risks include, but are not limited to, the following: asset class; commodity; concentration; counterparty; credit; currency; derivatives; emerging markets; equity securities; fluctuation of yield; foreign securities; geographic; income; industry concentration; inflation-protected securities; interest rate/maturity; issuer; management; market; market trading; mid cap stock; natural resources; new funds; non-diversification; passive investment; privatization; small cap stock; tracking error; and value investing. A full description of risks is in each Fund’s prospectus.

Foreside Fund Services, LLC, distributor

FLEXSHARES ANNUAL REPORT	3

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Global Upstream Natural Resources Index Fund Ticker:   GUNR

CUMULATIVE PERFORMANCE

Through October 31, 2012

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2012

	1 Year	Since Inception 9/16/2011

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (Based on Net Asset Value)	0.79%	0.73%

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (Based on Mid-Point Bid/Ask Price)	1.71%	1.01%

Morningstar® Global Upstream Natural Resources IndexSM (MUNRT)	1.07%	0.74%

Total Returns based on Market Price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total Returns based on Market Price and NAV assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

Fund performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees.

Performance reflects contractual reimbursements in effect until March 1, 2013. In their absence, performance would be reduced. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Global Upstream Natural Resources IndexSM (the “Underlying Index”). They Underlying Index reflects the performance of a selection of equity securities that are traded in or are issued by companies domiciled in global developed or emerging markets (including the U.S.), as determined by Morningstar, Inc (the “Index Provider”) pursuant to its index methodology. The companies included in the Underlying Index have significant business operations in the ownership, management and/or production of natural resources in energy, agriculture, precious or industrial metals, timber and water resources sectors, as determined by the Index Provider pursuant to its index methodology. On October 31, 2012, there were 121 securities in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a passive approach to try to achieve the Fund’s investment objective and a representative sampling method of implementation. This means the Fund may not hold all of the securities that are included in the Underlying Index.

Spot prices for natural resource commodities experienced high levels of volatility during the 12-month period as investors weighed the impacts of aggressive global monetary stimuli against economic slowdowns in the eurozone and China. Most natural resource commodities rallied in the fourth quarter of 2011, buoyed by the Federal Reserve’s Operation Twist initiative, but then endured a selective price correction in the spring amid indications of deteriorating growth. Specifically, weakness in industrial metals prices far outpaced declines in other resource sectors. Agriculture strongly bucked the downtrend as droughts in both South and North America caused corn, wheat and soybean prices to rally. The Fund’s and Underlying Index’s positive performance results for the period were a function of their balanced mix of natural resource exposures, incorporating strong gains in equities representing the agriculture, timber and water sectors offset by declines in those focused on the metals sector.

4	FLEXSHARES ANNUAL REPORT

FlexShares® iBoxx	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

3-Year Target Duration TIPS Index Fund Ticker:   TDTT

CUMULATIVE PERFORMANCE

Through October 31, 2012

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2012

	1 Year	Since Inception 9/19/2011

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund (Based on Net Asset Value)	2.15%	2.47%

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund (Based on Mid-Point Bid/Ask Price)	1.94%	2.51%

iBoxx 3-Year Target Duration TIPS Index (IBXXTD3T)	2.17%	2.50%

Total Returns based on Market Price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total Returns based on Market Price and NAV assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

Fund performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees.

Performance reflects contractual reimbursements in effect until March 1, 2013. In their absence, performance would be reduced. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the iBoxx 3-Year Target Duration TIPS Index (the “Underlying Index”). The Underlying Index reflects the performance of a selection of inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS,” with a targeted average modified adjusted duration of approximately three years. The Underlying Index, sponsored by Markit Indices Limited (the “Index Provider”), includes publicly issued TIPS that have maturity dates of at least one year but not more than ten years from an index rebalancing date. The Fund will generally invest at least 80% of its assets in the securities of the Underlying Index. As of October 31, 2012, there were 15 securities in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a passive approach to try to achieve the Fund’s investment objective and a representative sampling method of implementation. This means the Fund may not hold all of the securities that are included in the Underlying Index.

Throughout the 12-months ended October 31, 2012, the Treasury market rate structure continued to reflect aggressive monetary policy actions instituted by the Federal Reserve. The performance of TIPS was specifically influenced by the Fed’s Operation Twist initiative, which aimed to drive down policy and market rates by selling shorter-maturity Treasury, TIPS, Agency and MBS securities while simultaneously buying the same securities with longer maturity dates. The combination of the Fed’s monetary stimulus and somewhat better U.S. growth stoked investors’ long-term inflation expectations, reflected in a rise in the 10-year breakeven rate (the implied inflation rate in TIPS), to 2.5% from 2.1%, while the two-year TIPS breakeven rate eased to 1.3% from 1.5%. These developments produced positive performance results in both the Underlying Index and the Fund. A positive net inflation accrual (the change in the Consumer Price Index) also contributed to performance results.

FLEXSHARES ANNUAL REPORT	5

FlexShares® iBoxx	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

5-Year Target Duration TIPS Index Fund Ticker:   TDTF

CUMULATIVE PERFORMANCE

Through October 31, 2012

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2012

	1 Year	Since Inception 9/19/2011

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund (Based on Net Asset Value)	6.13%	5.67%

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund (Based on Mid-Point Bid/Ask Price)	5.87%	5.78%

iBoxx 5-Year Target Duration TIPS Index (IBXXTD5T)	6.03%	5.71%

Total Returns based on Market Price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total Returns based on Market Price and NAV assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

Fund performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees.

Performance reflects contractual reimbursements in effect until March 1, 2013. In their absence, performance would be reduced. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the iBoxx 5-Year Target Duration TIPS Index (the “Underlying Index”). The Underlying Index reflects the performance of a selection of inflation protected public obligations of the U.S. Treasury, commonly known as “TIPS,” with a targeted average modified adjusted duration of approximately five years. The Underlying Index, sponsored by Markit Indices Limited (the “Index Provider”), includes publicly issued TIPS that have maturity dates of at least three years but not more than twenty years from an index rebalancing date. The Fund will generally invest at least 80% of its assets in the securities of the Underlying Index. As of October 31, 2012, there were 13 securities in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a passive approach to try to achieve the Fund’s investment objective and a representative sampling method of implementation. This means the Fund may not hold all of the securities that are included in the Underlying Index.

Throughout the 12-months ended October 31, 2012, the Treasury market rate structure continued to reflect aggressive monetary policy actions instituted by the Federal Reserve. The performance of TIPS was specifically influenced by the Fed’s Operation Twist initiative, which aimed to drive down policy and market rates by selling shorter-maturity Treasury, TIPS, Agency and MBS securities while simultaneously buying the same securities with longer maturity dates. The combination of the Fed’s monetary stimulus and somewhat better U.S. growth stoked investors’ long-term inflation expectations, reflected in a rise in the 10-year breakeven rate (the implied inflation rate in TIPS), to 2.5% from 2.1%, while the five-year TIPS breakeven rate rose to 2.1% from 1.8%. These developments produced positive performance results in both the Underlying Index and the Fund. A positive net inflation accrual (the change in the Consumer Price Index) also contributed to performance results.

6	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

US Market Factor Tilt Index Fund Ticker:   TILT

CUMULATIVE PERFORMANCE

Through October 31, 2012

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2012

	1 Year	Since Inception 9/16/2011

FlexShares® Morningstar US Market Factor Tilt Index Fund (Based on Net Asset Value)	13.71%	15.59%

FlexShares® Morningstar US Market Factor Tilt Index Fund (Based on Mid-Point Bid/Ask Price)	16.86%	18.51%

Morningstar® US Market Factor Tilt IndexSM (MUFTT)	13.93%	15.75%

Total Returns based on Market Price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total Returns based on Market Price and NAV assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

Fund performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees.

Performance reflects voluntary and contractual reimbursements in effect until March 1, 2013. In their absence, performance would be reduced. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® US Market Factor Tilt IndexSM (the “Underlying Index”). The Underlying Index reflects the performance of a selection of U.S. equity securities that is designed to provide broad exposure to the overall U.S. equities market, with increased exposure (or a “tilt”) to small-capitalization stocks and value stocks. Small-capitalization and value stocks in the Underlying Index are weighted slightly more than such stocks would be in an index that is solely market-capitalization weighted all as determined by Morningstar, Inc (the “Index Provider”) pursuant to its index methodology. The index methodology selects securities that provide a broad exposure to the overall U.S. equities market with increased exposure to small-capitalization stocks and value stocks. As of October 31, 2012, there were 2,588 securities in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the securities that are included in the Underlying Index.

During the 12-months ended October 31, 2012, prices on risk assets generally traded higher. Equities rallied in Q4 of 2011 and Q1 of 2012 as the Federal Reserve’s aggressive and unorthodox policy actions served to push investors into risk assets such as equities. In Q2 of 2012 fresh worries about the viability of Europe’s shared currency and fiscal situation, along with signs of slowing global growth, reversed some of the gains from earlier in the year. However, waning momentum in the U.S. economy prompted the Federal Reserve to enact yet another round of monetary loosening during Q3. U.S. growth showed some signs of improvement heading into the Presidential election, which triggered a renewed appetite for risk assets. Style-wise, value stocks outperformed growth and large caps bested small caps—indications that investor uncertainties remain high and the actions of the Federal Reserve continue to be the primary driver of the domestic equity market.

FLEXSHARES ANNUAL REPORT	7

FlexShares® Trust

Statements of Assets and Liabilities October 31, 2012

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	FlexShares® Morningstar US Market Factor Tilt Index Fund

ASSETS
Securities, at cost	$544,639,741	$677,058,461	$364,761,900	$142,259,825
Affiliate securities, at cost	—	—	—	58,372
Repurchase Agreements, at cost	—	—	—	—

Securities, at value	562,021,836	681,322,225	373,365,766	148,874,250
Affiliate securities, at value	—	—	—	63,356
Repurchase Agreements, at value	—	—	—	—
Cash	1,222,413	881,772	143,059	653,971
Foreign cash†	2,707,507	—	—	—
Restricted cash*	9,714,127	—	—	—
Restricted foreign cash††*	508,655	—	—	—
Unrealized appreciation on futures contracts	2,955	—	—	—
Unrealized appreciation on forward foreign currency contracts	6,321	—	—	—
Receivables:
Dividends and interest	529,310	1,940,298	1,267,340	105,878
Capital shares issued	3,872,294	1,271,250	7,889,057	2,934,840
Investment adviser	19,953	20,081	13,021	4,902
Securities sold	—	—	—	—
Variation margin	—	—	—	2,030

Total Assets	580,605,371	685,435,626	382,678,243	152,639,227

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	13,113	—	—	—
Payables:
Due to Custodian	—	—	—	—
Deferred compensation (Note 7)	12,829	11,431	8,381	3,045
Investment advisory fees	219,951	113,069	61,278	30,904
Trustee fees (Note 7)	7,123	8,650	4,640	1,857
Securities purchased	4,077,225	1,268,121	7,873,777	2,916,057
Due to Authorized Participant	9,714,525	—	—	—
Variation margin	—	—	—	—
Other	28,500	—	—	10,500

Total Liabilities	14,073,266	1,401,271	7,948,076	2,962,363

Net Assets	$566,532,105	$684,034,355	$374,730,167	$149,676,864

NET ASSETS CONSIST OF:
Paid-in capital	$544,503,786	$679,725,061	$364,557,805	$142,095,215
Undistributed (accumulated) net investment income (loss)	5,778,247	—	107,501	1,065,218
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(1,162,850)	45,530	1,460,995	(96,052)
Net unrealized appreciation (depreciation) on:
Investments	17,382,095	4,263,764	8,603,866	6,619,409
Futures contracts	2,955	—	—	(6,926)
Forward foreign currency contracts and foreign currency translations	27,872	—	—	—

Net Assets	$566,532,105	$684,034,355	$374,730,167	$149,676,864

Shares Outstanding	16,100,001	26,904,000	14,250,001	2,550,001
Net Asset Value	$35.19	$25.43	$26.30	$58.70

† Cost of foreign cash	$2,673,263	$—	$—	$—
†† Cost of restricted foreign cash	$511,096	$—	$—	$—

*   Restricted cash includes both cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31 as well as cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

8	FLEXSHARES ANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® Ready Access Variable Income Fund

ASSETS
Securities, at cost	$9,807,265	$9,419,792	$5,351,382
Affiliate securities, at cost	—	—	—
Repurchase Agreements, at cost	—	—	2,100,000

Securities, at value	9,640,958	9,384,527	5,347,698
Affiliate securities, at value	—	—	—
Repurchase Agreements, at value	—	—	2,100,000
Cash	21,035	389,446	44,174
Foreign cash†	179,461	173,098	—
Restricted cash*	—	—	—
Restricted foreign cash††*	20,000	37,650	—
Unrealized appreciation on futures contracts	—	—	—
Unrealized appreciation on forward foreign currency contracts	14	—	—
Receivables:
Dividends and interest	23,979	1,585	7,050
Capital shares issued	—	2,984	—
Investment adviser	127	126	95
Securities sold	—	58,736	100,002
Variation margin	—	—	—

Total Assets	9,885,574	10,048,152	7,599,019

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	6,755	—
Payables:
Due to Custodian	—	—	100,002
Deferred compensation (Note 7)	78	40	—
Investment advisory fees	3,520	4,165	1,126
Trustee fees (Note 7)	49	86	95
Securities purchased	—	62,927	—
Due to Authorized Participant	—	—	—
Variation margin	225	3,835	—
Other	20,000	50,000	700

Total Liabilities	23,872	127,808	101,923

Net Assets	$9,861,702	$9,920,344	$7,497,096

NET ASSETS CONSIST OF:
Paid-in capital	$10,016,156	$9,973,950	$7,500,075
Undistributed (accumulated) net investment income (loss)	21,784	(1,076)	736
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(6,699)	(4,832)	(31)
Net unrealized appreciation (depreciation) on:
Investments	(166,307)	(35,265)	(3,684)
Futures contracts	(2,556)	(5,247)	—
Forward foreign currency contracts and foreign currency translations	(676)	(7,186)	—

Net Assets	$9,861,702	$9,920,344	$7,497,096

Shares Outstanding	200,001	200,001	100,001
Net Asset Value	$49.31	$49.60	$74.97

† Cost of foreign cash	$179,660	$173,226	$—
††Cost of restricted foreign cash	$17,444	$32,403	$—

*   Restricted cash includes both cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31 as well as cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	9

FlexShares® Trust

Statements of Operations

For the year ended October 31, 2012

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	FlexShares® Morningstar US Market Factor Tilt Index Fund

INVESTMENT INCOME
Dividend income	$8,264,363	$—	$—	$1,304,811
Dividend income received from affiliate	—	—	—	698
Interest income	89	2,275,925	2,335,686	92
Foreign withholding tax on dividends	(447,881)	—	—	—

Total Investment Income	7,816,571	2,275,925	2,335,686	1,305,601

EXPENSES
Deferred compensation (Note 7)	278	299	153	71
Investment advisory fees	1,493,631	575,618	418,220	189,489
Trustee fees (Note 7)	51,067	62,012	33,262	13,315

Total Gross Expenses Before Fees Reimbursed	1,544,976	637,929	451,635	202,875

Less:
Deferred compensation reimbursed (Note 7)	(278)	(299)	(153)	(71)
Trustee fees reimbursed (Note 7)	(51,067)	(62,012)	(33,262)	(13,315)

Total Net Expenses	1,493,631	575,618	418,220	189,489

Net Investment Income	6,322,940	1,700,307	1,917,466	1,116,112

NET REALIZED GAIN (LOSS) ON:
Investments in securities	(1,506,327)	287,767	1,486,741	(193,816)
In-kind redemptions of investments	1,858,570	215,976	539,930	—
Futures contracts	231,540	—	—	117,636
Foreign currency transactions	(47,154)	—	—	—

Net Realized Gain (Loss)	536,629	503,743	2,026,671	(76,180)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	8,090,115 [1]	3,183,569	7,783,227	6,156,569
Futures contracts	(17,328)	—	—	(24,792)
Forward foreign currency contracts	(382)	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	24,556	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	8,096,961	3,183,569	7,783,227	6,131,777

Net Realized and Unrealized Gain (Loss)	8,633,590	3,687,312	9,809,898	6,055,597

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,956,530	$5,387,619	$11,727,364	$7,171,709

[1]	Includes $4,688 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

10	FLEXSHARES ANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® Ready Access Variable Income Fund
	September 25, 2012* through October 31, 2012	September 25, 2012* through October 31, 2012	October 9, 2012* through October 31, 2012

INVESTMENT INCOME
Dividend income	$30,476	$8,765	$—
Dividend income received from affiliate	—	—	—
Interest income	—	—	1,862
Foreign withholding tax on dividends	(2,220)	(455)	—

Total Investment Income	28,256	8,310	1,862

EXPENSES
Deferred compensation (Note 7)	3	1	—
Investment advisory fees	4,086	4,607	1,126
Trustee fees (Note 7)	124	125	95

Total Gross Expenses Before Fees Reimbursed	4,213	4,733	1,221

Less:
Deferred compensation reimbursed (Note 7)	(3)	(1)	—
Trustee fees reimbursed (Note 7)	(124)	(125)	(95)

Total Net Expenses	4,086	4,607	1,126

Net Investment Income	24,170	3,703	736

NET REALIZED GAIN (LOSS) ON:
Investments in securities	(6,699)	(2,482)	(31)
In-kind redemptions of investments	—	—	—
Futures contracts	—	(2,350)	—
Foreign currency transactions	(2,386)	(16,754)	—

Net Realized Gain (Loss)	(9,085)	(21,586)	(31)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(166,307)	(35,265)	(3,684)
Futures contracts	(2,556)	(5,247)	—
Forward foreign currency contracts	14	(6,755)	—
Translation of other assets and liabilities denominated in foreign currencies	(690)	(431)	—

Net Change in Unrealized Appreciation (Depreciation)	(169,539)	(47,698)	(3,684)

Net Realized and Unrealized Gain (Loss)	(178,624)	(69,284)	(3,715)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(154,454)	$(65,581)	$(2,979)

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	11

FlexShares® Trust

Statements of Changes in Net Assets

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund		FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
	Year Ended October 31, 2012	September 16, 2011* through October 31, 2011	Year Ended October 31, 2012	September 19, 2011* through October 31, 2011

OPERATIONS
Net investment income	$6,322,940	$62,360	$1,700,307	$197,712
Net realized gain (loss)	536,629	(45,842)	503,743	198,118
Net change in unrealized appreciation (depreciation)	8,096,961	9,315,961	3,183,569	1,080,195

Net Increase (Decrease) in Net Assets
Resulting from Operations	14,956,530	9,332,479	5,387,619	1,476,025

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(402,120)	—	(2,141,001)	—
Net realized gain	—	—	(198,119)	—

Total distributions	(402,120)	—	(2,339,120)	—

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	460,648,576	90,435,510	551,443,939	136,835,766
Cost of shares redeemed	(11,938,905)	—	(11,369,874)	—

Net Increase from Capital Transactions	448,709,671	90,435,510	540,074,065	136,835,766

Total Increase (Decrease) in Net Assets	463,264,081	99,767,989	543,122,564	138,311,791

NET ASSETS
Beginning of Period	$103,268,024	$3,500,035	$140,911,791	$2,600,000

End of Period	$566,532,105	$103,268,024	$684,034,355	$140,911,791

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$5,778,247	$60,360	$—	$197,712

SHARE TRANSACTIONS
Beginning of period	2,950,001	100,001	5,604,000	104,000
Shares issued	400,000	—	300,000	—
Shares issued in-kind	13,100,000	2,850,000	21,450,000	5,500,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(350,000)	—	(450,000)	—

Shares Outstanding, End of Period	16,100,001	2,950,001	26,904,000	5,604,000

*	Commencement of investment operations.

(1)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

12	FLEXSHARES ANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund		FlexShares® Morningstar US Market Factor Tilt Index Fund
	Year Ended October 31, 2012	September 19, 2011* through October 31, 2011	Year Ended October 31, 2012	September 16, 2011* through October 31, 2011

OPERATIONS
Net investment income	$1,917,466	$238,042	$1,116,112	$9,428
Net realized gain (loss)	2,026,671	56,243	(76,180)	(20,208)
Net change in unrealized appreciation (depreciation)	7,783,227	820,639	6,131,777	480,706

Net Increase (Decrease) in Net Assets
Resulting from Operations	11,727,364	1,114,924	7,171,709	469,926

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(2,106,998)	—	(59,483)	—
Net realized gain	(56,248)	—	—	—

Total distributions	(2,163,246)	—	(59,483)	—

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	256,981,090	141,579,302	134,804,108	2,290,554
Cost of shares redeemed	(37,009,292)	—	—	—

Net Increase from Capital Transactions	219,971,798	141,579,302	134,804,108	2,290,554

Total Increase (Decrease) in Net Assets	229,535,916	142,694,226	141,916,334	2,760,480

NET ASSETS
Beginning of Period	$145,194,251	$2,500,025	$7,760,530	$5,000,050

End of Period	$374,730,167	$145,194,251	$149,676,864	$7,760,530

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$107,501	$238,042	$1,065,218	$9,383

SHARE TRANSACTIONS
Beginning of period	5,800,001	100,001	150,001	100,001
Shares issued	—	—	—	—
Shares issued in-kind	9,900,000	5,700,000	2,400,000	50,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(1,450,000)	—	—	—

Shares Outstanding, End of Period	14,250,001	5,800,001	2,550,001	150,001

*	Commencement of investment operations.

(1)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	13

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® Ready Access Variable Income Fund
	September 25, 2012* through October 31, 2012	September 25, 2012* through October 31, 2012	October 9, 2012* through October 31, 2012

OPERATIONS
Net investment income	$24,170	$3,703	$736
Net realized gain (loss)	(9,085)	(21,586)	(31)
Net change in unrealized appreciation (depreciation)	(169,539)	(47,698)	(3,684)

Net Increase (Decrease) in Net Assets
Resulting from Operations	(154,454)	(65,581)	(2,979)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	—	—	—
Net realized gain	—	—	—

Total distributions	—	—	—

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	4,979,625	—
Cost of shares redeemed	—	—	—

Net Increase from Capital Transactions	—	4,979,625	—

Total Increase (Decrease) in Net Assets	(154,454)	4,914,044	(2,979)

NET ASSETS
Beginning of Period	$10,016,156	$5,006,300	$7,500,075

End of Period	$9,861,702	$9,920,344	$7,497,096

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$21,784	$(1,076)	$736

SHARE TRANSACTIONS
Beginning of period	200,001	100,001	100,001
Shares issued	—	100,000	—
Shares issued in-kind	—	—	—
Shares redeemed	—	—	—
Shares redeemed in-kind	—	—	—

Shares Outstanding, End of Period	200,001	200,001	100,001

*	Commencement of investment operations.

(1)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

14	FLEXSHARES ANNUAL REPORT

[THIS PAGE INTENTIONALLY LEFT BLANK]

FLEXSHARES ANNUAL REPORT	15

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations					Distributions
	Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)		Total from Operations(b)(c)	Net Investment Income	From Net Realized Gains	Total

Flexshares® Morningstar Global Upstream Natural Resources Index Fund
Year ended October 31, 2012	$35.01	$0.44		$(0.17	)(g)	$0.27	$(0.09)	$—	$(0.09)
For the period 09/16/11* through 10/31/11	35.00	0.03	(a)	(0.02	)(g)	0.01	—	—	—

Flexshares® iBoxx 3-Year Target Duration TIPS Index Fund
Year ended October 31, 2012	25.14	0.15	(a)	0.39		0.54	(0.22)	(0.03)	(0.25)
For the period 09/19/11* through 10/31/11	25.00	0.06	(a)	0.08		0.14	—	—	—

Flexshares® iBoxx 5-Year Target Duration TIPS Index Fund
Year ended October 31, 2012	25.03	0.24	(a)	1.31		1.55	(0.27)	(0.01)	(0.28)
For the period 09/19/11* through 10/31/11	25.00	0.07	(a)	(0.04	)(g)	0.03	—	—	—

Flexshares® Morningstar US Market Factor Tilt Index Fund
Year ended October 31, 2012	51.74	0.91	(a)	6.17		7.08	(0.12)	—	(0.12)
For the period 09/16/11* through 10/31/11	50.00	0.07	(a)	1.67		1.74	—	—	—

Flexshares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
For the period 09/25/12* through 10/31/12	50.00	0.12	(a)	(0.81)		(0.69)	—	—	—

Flexshares® Morningstar Emerging Markets Factor Tilt Index Fund
For the period 09/25/12* through 10/31/12	50.00	0.03	(a)	(0.43)		(0.40)	—	—	—

Flexshares® Ready Access Variable Income Fund
For the period 10/09/12* through 10/31/12	75.00	0.01	(a)	(0.04)		(0.03)	—	—	—

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to the fluctuating value of the investments in the Fund.

See Accompanying Notes to the Financial Statements.

16	FLEXSHARES ANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net Investment Income before reimbursements	Net investment income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net Assets, end of period (thousands)

$35.19	0.79%	1.71%	0.50%	0.48%	2.02%	2.03%	5%	$566,532
35.01	0.03	(0.57)	0.77	0.48	0.53	0.82	1	103,268

25.43	2.15	1.94	0.22	0.20	0.57	0.59	55	684,034
25.14	0.56	0.82	0.51	0.20	1.72	2.03	23	140,912

26.30	6.13	5.87	0.22	0.20	0.90	0.92	60	374,730
25.03	0.12	0.56	0.50	0.20	2.03	2.34	10	145,194

58.70	13.71	16.86	0.29	0.27	1.57	1.59	15	149,677
51.74	3.48	3.56	0.49	0.27	1.02	1.24	1	7,761

49.31	(1.40)	23.98	0.43	0.42	2.47	2.49	1	9,862

49.60	(0.80)	23.52	0.67	0.65	0.50	0.52	1	9,920

74.97	(0.04)	(3.96)	0.27	0.25	0.14	0.16	2	7,497

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	17

Schedule of Investments

FlexShares® Morningstar  Global Upstream Natural Resources Index Fund

October 31, 2012

	Shares	Value
COMMON STOCKS – 99.2%
Chemicals – 25.0%
Agrium, Inc.	108,514	$11,419,212
CF Industries Holdings, Inc.	53,452	10,967,816
Incitec Pivot Ltd.	1,072,904	3,515,651
Intrepid Potash, Inc.*	46,046	1,000,580
Israel Chemicals Ltd.	312,018	3,901,981
K+S AG	13,524	639,641
Monsanto Co.	299,782	25,802,237
The Mosaic Co.	221,214	11,578,341
Potash Corp. of Saskatchewan, Inc.	566,398	22,752,256
The Scotts Miracle-Gro Co., Class A	27,692	1,185,494
Sociedad Quimica y Minera de Chile S.A. (ADR)	47,656	2,756,900
Syngenta AG	59,248	23,146,931
Uralkali OJSC (GDR)	438,242	17,170,321
Yara International ASA	124,614	5,862,545
		141,699,906
Containers & Packaging – 0.2%
Sonoco Products Co.	40,894	1,273,030
Food Products – 6.4%
Archer-Daniels-Midland Co.	341,964	9,178,314
Bunge Ltd.	87,906	6,243,963
China Agri-Industries Holdings Ltd.	1,288,000	806,033
Cosan S.A. Industria e Comercio	64,400	1,235,564
Golden Agri-Resources Ltd.	3,542,000	1,814,475
IOI Corp. Bhd	1,824,000	3,030,020
Kuala Lumpur Kepong Bhd	288,000	2,025,266
Nutreco N.V.	21,098	1,578,815
PPB Group Bhd	352,000	1,555,456
PT Astra Agro Lestari, Tbk	322,000	702,332
Suedzucker AG	36,708	1,421,992
Viterra, Inc.	235,382	3,706,766
Wilmar International Ltd.	1,288,000	3,262,096
		36,561,092
Machinery – 0.4%
Kurita Water Industries Ltd.	96,600	2,189,906

	Shares	Value
Metals & Mining – 26.8%
Agnico-Eagle Mines Ltd.	38,584	$2,176,840
Alcoa, Inc.	289,800	2,483,586
Anglo American PLC	259,210	7,946,933
AngloGold Ashanti Ltd.	83,720	2,776,199
Barrick Gold Corp.	217,350	8,783,158
BHP Billiton Ltd.	713,552	25,342,182
Cia de Minas Buenaventura S.A. (ADR)	64,400	2,302,944
Cliffs Natural Resources, Inc.	36,708	1,331,399
Compass Minerals International, Inc.	21,252	1,675,720
Eldorado Gold Corp.	139,748	2,063,712
First Quantum Minerals Ltd.	111,412	2,502,451
Freeport-McMoRan Copper & Gold, Inc.	237,314	9,226,768
Gold Fields Ltd.	166,474	2,048,584
Goldcorp, Inc.	169,050	7,636,426
Grupo Mexico SAB de CV	869,887	2,791,337
IAMGOLD Corp.	93,702	1,453,108
Iluka Resources Ltd.	90,804	934,059
Impala Platinum Holdings Ltd.	125,902	2,257,761
Kinross Gold Corp.	272,412	2,703,679
MMC Norilsk Nickel OJSC (ADR)	325,233	4,989,074
Newcrest Mining Ltd.	173,558	4,756,632
Newmont Mining Corp.	104,650	5,708,657
Randgold Resources Ltd.	20,286	2,418,450
Rio Tinto PLC	316,204	15,814,958
Silver Wheaton Corp.	82,432	3,319,548
Sociedad Minera Cerro Verde S.A.A.*	75,670	3,125,171
Southern Copper Corp.	184,837	7,042,290
Sumitomo Metal Mining Co. Ltd.	108,000	1,420,093
Teck Resources Ltd., Class B	137,494	4,360,740
Xstrata PLC	457,884	7,222,566
Yamana Gold, Inc.	155,526	3,138,529
		151,753,554
Multi-Utilities – 1.0%
ACEA S.p.A.	37,996	208,757
Suez Environnement Co.	227,654	2,416,886
Veolia Environnement S.A.	322,000	3,186,520
		5,812,163

See Accompanying Notes to the Financial Statements.

18	FLEXSHARES ANNUAL REPORT

FlexShares®  Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – 29.0%
Anadarko Petroleum Corp.	39,928	$2,747,446
Apache Corp.	34,454	2,851,068
BG Group PLC	309,764	5,726,545
BP PLC	1,740,732	12,431,933
Canadian Natural Resources Ltd.	90,160	2,715,174
Cenovus Energy, Inc.	70,196	2,474,242
Chesapeake Energy Corp.	75,992	1,539,598
Chevron Corp.	168,406	18,560,025
CNOOC Ltd.	1,610,000	3,344,624
ConocoPhillips	103,040	5,960,864
Devon Energy Corp.	34,132	1,986,824
ENI S.p.A.	287,224	6,591,394
EOG Resources, Inc.	20,286	2,363,116
Exxon Mobil Corp.	336,812	30,707,150
Gazprom OAO (ADR)	237,755	2,171,892
Lukoil OAO (ADR)	65,366	3,951,375
Marathon Oil Corp.	56,028	1,684,202
NOVATEK OAO (GDR)	12,436	1,417,704
Occidental Petroleum Corp.	62,790	4,957,898
PetroChina Co. Ltd., Class H	2,576,000	3,516,633
Petroleo Brasileiro S.A. (ADR)	243,754	5,004,270
Phillips 66	51,520	2,429,683
Repsol S.A.	70,302	1,404,721
Royal Dutch Shell PLC, Class A	321,467	11,020,013
Sasol Ltd.	53,774	2,287,150
Statoil ASA	92,092	2,272,721
Suncor Energy, Inc.	151,984	5,097,052
Surgutneftegas OAO (ADR)	306,222	2,664,131
Total S.A.	206,080	10,366,433
Tullow Oil PLC	78,568	1,777,141
Woodside Petroleum Ltd.	63,434	2,262,759
		164,285,781
Paper & Forest Products – 3.7%
Domtar Corp.	14,168	1,129,898
Duratex S.A.	257,600	1,792,916
Empresas CMPC S.A.	441,140	1,678,283
Fibria Celulose S.A.*	193,200	1,640,651
International Paper Co.	145,544	5,214,841
Louisiana-Pacific Corp.*	39,284	620,294
MeadWestvaco Corp.	59,570	1,768,633

	Shares	Value
Paper & Forest Products – (continued)
Mondi PLC	204,148	$2,243,048
OJI Holdings Corp.	356,000	1,042,212
Stora Enso Oyj	214,774	1,354,785
UPM-Kymmene Oyj	215,418	2,305,685
		20,791,246
Real Estate Investment Trusts (REITs) – 2.0%
Plum Creek Timber Co., Inc.	66,654	2,926,111
Rayonier, Inc.	49,588	2,430,308
Weyerhaeuser Co.	209,300	5,795,517
		11,151,936
Trading Companies & Distributors – 0.7%
Noble Group Ltd.	3,567,000	3,829,982
Water Utilities – 4.0%
Aguas Andinas S.A., Class A	1,388,142	933,469
American States Water Co.	14,168	623,675
American Water Works Co., Inc.	97,244	3,572,745
Aqua America, Inc.	86,618	2,199,231
California Water Service Group	29,302	539,743
Cia de Saneamento de Minas Gerais-COPASA	32,200	760,371
CIA Saneamento Basico de Sao Paolo (ADR)	34,506	2,898,849
Inversiones Aguas Metropolitanas S.A.	206,402	383,535
Pennon Group PLC	218,638	2,525,538
Severn Trent PLC	144,578	3,740,734
United Utilities Group PLC	412,160	4,495,350
		22,673,240
Total Common Stocks (Cost $544,639,741)		562,021,836

Total Investment Securities (Cost $544,639,741) – 99.2%		562,021,836
Other assets less liabilities – 0.8%		4,510,269
NET ASSETS – 100.0%		$566,532,105

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	19

FlexShares®  Morningstar Global Upstream Natural Resources Index Fund (cont.)

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

REIT – Real Estate Investment Trust

As of October 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,537,635
Aggregate gross unrealized depreciation	(15,233,175)
Net unrealized appreciation	$17,304,460
Federal income tax cost of investments	$544,717,376

Futures Contracts Purchased

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open long futures contracts as of October 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
FTSE 100® Index Futures Contracts	16	12/21/12	$1,485,775	$(19,911)
Mini Russell 2000® Futures Contracts	10	12/21/12	816,300	(18,565)
S&P Toronto Stock Exchange 60® Index Futures Contracts	11	12/20/12	1,562,781	25,505
SPI 200® Futures Contracts	7	12/20/12	817,324	15,926
				$2,955

Cash collateral in the amount of $508,655 was pledged to cover margin requirements for open futures contracts as of October 31, 2012.

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of October 31, 2012:

Contracts to Receive	Counterparty	In Exchange For	Delivery Date	Unrealized Appreciation (Depreciation)
CAD 396,729	UBS AG	USD 407,000	12/19/12	$(10,474)
USD 400,000	UBS AG	AUD 385,643	12/19/12	1,615
USD 200,000	Goldman Sachs Capital	GBP 123,768	12/19/12	633
USD 190,000	Goldman Sachs Capital	CAD 186,022	12/19/12	4,073
USD 340,000	Morgan Stanley	EUR 264,295	12/19/12	(2,639)
				$(6,792)

See Accompanying Notes to the Financial Statements.

20	FLEXSHARES ANNUAL REPORT

FlexShares®  Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in the following countries as of October 31, 2012 (unaudited):

Australia	6.5%
Brazil	2.4
Canada	15.4
Chile	1.0
China	1.2
Finland	0.6
France	2.8
Germany	0.4
Hong Kong	0.8
Indonesia	0.1
Israel	0.7
Italy	1.2
Japan	0.8
Malaysia	1.2
Mexico	0.5
Netherlands	2.2
Norway	1.4
Peru	1.0
Russia	5.7
Singapore	0.9
South Africa	1.7
Spain	0.3
Switzerland	5.4
United Kingdom	10.4
United States	34.6
Other[1]	0.8
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	21

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

October 31, 2012

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.6%
U.S. Treasury Inflation Index Notes
2.00%, due 01/15/14	$29,260,137	$30,351,056
1.25%, due 04/15/14	18,431,837	19,061,318
2.00%, due 07/15/14	25,903,095	27,449,428
1.63%, due 01/15/15	25,607,180	27,270,584
0.50%, due 04/15/15	91,593,250	95,691,093
1.88%, due 07/15/15	59,212,209	64,718,179
2.00%, due 01/15/16	58,341,772	64,890,135
0.13%, due 04/15/16	162,562,007	171,439,458
2.50%, due 07/15/16	27,480,908	31,698,160
2.38%, due 01/15/17	21,895,047	25,533,433
0.13%, due 04/15/17	34,240,739	36,730,369
2.63%, due 07/15/17	17,367,170	20,865,628
1.63%, due 01/15/18	20,123,044	23,438,337
1.38%, due 07/15/18	17,778,412	20,752,358
2.13%, due 01/15/19	17,533,310	21,432,689
		681,322,225
Total U.S. Treasury Obligations (Cost $677,058,461)		681,322,225

Total Investment Securities (Cost $677,058,461) – 99.6%		681,322,225
Other Assets less Liabilities – 0.4%		2,712,130
NET ASSETS – 100.0%		$684,034,355

As of October 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,129,638
Aggregate gross unrealized depreciation	(28,813)
Net unrealized appreciation	$4,100,825
Federal income tax cost of investments	$677,221,400

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

22	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

October 31, 2012

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.6%
U.S. Treasury Inflation Index Notes
2.00%, due 01/15/16	$10,267,818	$11,420,292
0.13%, due 04/15/16	20,884,637	22,025,139
2.50%, due 07/15/16	11,854,778	13,674,026
2.38%, due 01/15/17	10,236,957	11,938,072
0.13%, due 04/15/17	70,476,607	75,600,930
2.63%, due 07/15/17	34,206,344	41,096,900
1.63%, due 01/15/18	39,589,580	46,112,004
1.38%, due 07/15/18	35,089,956	40,959,751
2.13%, due 01/15/19	34,747,930	42,475,813
1.88%, due 07/15/19	8,497,968	10,398,945
1.38%, due 01/15/20	10,547,064	12,581,488
1.25%, due 07/15/20	17,867,442	21,302,005
1.13%, due 01/15/21	20,117,271	23,780,401
		373,365,766
Total U.S. Treasury Obligations (Cost $364,761,900)		373,365,766

Total Investment Securities (Cost $364,761,900) – 99.6%		373,365,766
Other Assets less Liabilities – 0.4%		1,364,401
NET ASSETS – 100.0%		$374,730,167

As of October 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,538,276
Aggregate gross unrealized depreciation	–
Net unrealized appreciation	$8,538,276
Federal income tax cost of investments	$364,827,490

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	23

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

October 31, 2012

	Shares	Value

COMMON STOCKS – 99.4%
Aerospace & Defense – 2.1%
AAR Corp.	3,060	$46,175
Aerovironment, Inc.*	561	12,336
Alliant Techsystems, Inc.	2,550	146,090
American Science & Engineering, Inc.	306	19,456
Astronics Corp.*	306	7,102
Astronics Corp., Class B*	45	1,028
BE Aerospace, Inc.*	561	25,296
The Boeing Co.	4,284	301,765
Ceradyne, Inc.	1,785	62,404
Cubic Corp.	510	24,888
Curtiss-Wright Corp.	3,621	111,780
DigitalGlobe, Inc.*	1,530	39,688
Esterline Technologies Corp.*	2,499	144,417
Exelis, Inc.	6,171	68,251
GenCorp, Inc.*	1,734	15,294
General Dynamics Corp.	1,632	111,107
GeoEye, Inc.*	1,785	55,996
HEICO Corp., Class A	1,428	43,526
Hexcel Corp.*	3,162	80,821
Honeywell International, Inc.	4,896	299,831
Huntington Ingalls Industries, Inc.*	3,927	166,426
The KEYW Holding Corp.*	510	6,191
Kratos Defense & Security Solutions, Inc.*	2,652	14,613
L-3 Communications Holdings, Inc.	510	37,638
LMI Aerospace, Inc.*	765	15,361
Lockheed Martin Corp.	1,275	119,429
Moog, Inc., Class A*	1,428	52,850
National Presto Industries, Inc.	357	26,543
Northrop Grumman Corp.	1,224	84,077
Orbital Sciences Corp.*	1,887	25,286
Precision Castparts Corp.	918	158,878
Raytheon Co.	1,581	89,421
Rockwell Collins, Inc.	918	49,187
Spirit Aerosystems Holdings, Inc., Class A*	561	8,768
Taser International, Inc.*	2,040	15,932
Teledyne Technologies, Inc.*	1,173	75,107
Textron, Inc.	1,683	42,428

	Shares	Value
Aerospace & Defense – (continued)
TransDigm Group, Inc.	306	$40,762
Triumph Group, Inc.	255	16,682
United Technologies Corp.	5,355	418,547
		3,081,377
Air Freight & Logistics – 0.6%
Air Transport Services Group, Inc.*	4,335	16,690
Atlas Air Worldwide Holdings, Inc.*	2,040	112,179
C.H. Robinson Worldwide, Inc.	1,122	67,690
Echo Global Logistics, Inc.*	459	7,716
Expeditors International of Washington, Inc.	1,326	48,545
FedEx Corp.	1,836	168,894
Forward Air Corp.	918	30,634
Hub Group, Inc., Class A*	1,173	36,375
Pacer International, Inc.*	1,122	4,017
Park-Ohio Holdings Corp.*	663	14,665
United Parcel Service, Inc., Class B	4,539	332,482
UTi Worldwide, Inc.	3,519	48,879
XPO Logistics, Inc.*	306	4,201
		892,967
Airlines – 0.5%
Alaska Air Group, Inc.*	5,610	214,526
Allegiant Travel Co.*	459	33,388
Delta Air Lines, Inc.*	4,029	38,799
Hawaiian Holdings, Inc.*	3,876	22,985
JetBlue Airways Corp.*	17,952	94,966
Republic Airways Holdings, Inc.*	3,468	16,196
SkyWest, Inc.	4,335	47,468
Southwest Airlines Co.	4,386	38,685
Spirit Airlines, Inc.*	3,468	60,863
United Continental Holdings, Inc.*	1,581	30,371
US Airways Group, Inc.*	12,393	150,947
		749,194
Auto Components – 0.6%
American Axle & Manufacturing Holdings, Inc.*	5,100	55,437
BorgWarner, Inc.*	663	43,639
Cooper Tire & Rubber Co.	4,794	96,503
Dana Holding Corp.	11,271	148,326

See Accompanying Notes to the Financial Statements.

24	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Dorman Products, Inc.*	816	$24,929
Drew Industries, Inc.*	612	19,382
Exide Technologies*	6,018	18,355
Federal-Mogul Corp.*	1,938	14,613
Fuel Systems Solutions, Inc.*	510	8,298
Gentex Corp.	867	14,930
Gentherm, Inc.*	1,224	14,712
The Goodyear Tire & Rubber Co.*	1,530	17,457
Johnson Controls, Inc.	3,723	95,867
Lear Corp.	510	21,726
Modine Manufacturing Co.*	3,519	23,929
Spartan Motors, Inc.	1,071	5,034
Standard Motor Products, Inc.	1,581	29,691
Stoneridge, Inc.*	1,989	9,885
Superior Industries International, Inc.	1,836	31,377
Tenneco, Inc.*	4,641	141,783
TRW Automotive Holdings Corp.*	510	23,720
Visteon Corp.*	306	13,495
		873,088
Automobiles – 0.3%
Ford Motor Co.	17,799	198,637
General Motors Co.*	3,723	94,937
Harley-Davidson, Inc.	1,479	69,158
Tesla Motors, Inc.*	357	10,042
Thor Industries, Inc.	3,723	141,586
Winnebago Industries, Inc.*	969	12,209
		526,569
Beverages – 1.3%
Beam, Inc.	969	53,838
The Boston Beer Co., Inc., Class A*	306	32,920
Brown-Forman Corp., Class B	816	52,273
Central European Distribution Corp.*	5,049	13,026
Coca-Cola Bottling Co. Consolidated	153	10,517
The Coca-Cola Co.	24,276	902,582
Coca-Cola Enterprises, Inc.	1,785	56,120
Constellation Brands, Inc., Class A*	867	30,640
Dr Pepper Snapple Group, Inc.	1,326	56,819
Monster Beverage Corp.*	918	41,007

	Shares	Value
Beverages – (continued)
National Beverage Corp.*	306	$4,550
PepsiCo, Inc.	9,843	681,529
		1,935,821
Biotechnology – 2.2%
Achillion Pharmaceuticals, Inc.*	2,601	24,553
Acorda Therapeutics, Inc.*	1,275	30,536
Affymax, Inc.*	1,122	25,570
Agenus, Inc.*	612	2,736
Alexion Pharmaceuticals, Inc.*	1,224	110,625
Alkermes PLC*	4,182	77,492
Allos Therapeutics, Inc.* ^	1,320	–
Alnylam Pharmaceuticals, Inc.*	1,428	23,091
AMAG Pharmaceuticals, Inc.*	663	10,263
Amgen, Inc.	4,947	428,138
Amicus Therapeutics, Inc.*	612	3,103
Anacor Pharmaceuticals, Inc.*	714	4,105
Arena Pharmaceuticals, Inc.*	7,242	57,284
Ariad Pharmaceuticals, Inc.*	5,865	126,391
Arqule, Inc.*	1,734	4,352
Array BioPharma, Inc.*	3,111	12,880
Astex Pharmaceuticals*	3,978	9,468
AVEO Pharmaceuticals, Inc.*	1,377	10,507
BioCryst Pharmaceuticals, Inc.*	1,683	4,898
Biogen Idec, Inc.*	1,479	204,427
BioMarin Pharmaceutical, Inc.*	663	24,558
Biotime, Inc.*	816	3,109
Celgene Corp.*	2,805	205,663
Celldex Therapeutics, Inc.*	2,244	12,364
Cepheid, Inc.*	2,193	66,470
Cubist Pharmaceuticals, Inc.*	2,244	96,268
Curis, Inc.*	2,448	9,327
Cytori Therapeutics, Inc.*	1,581	5,834
Dendreon Corp.*	4,998	18,992
Dusa Pharmaceuticals, Inc.*	714	4,898
Dyax Corp.*	4,233	12,699
Dynavax Technologies Corp.*	5,049	20,903
Emergent Biosolutions, Inc.*	765	10,167
Enzon Pharmaceuticals, Inc.*	1,173	7,707
Exact Sciences Corp.*	1,683	15,921
Exelixis, Inc.*	5,202	24,710
Genomic Health, Inc.*	663	20,719
Geron Corp.*	4,182	5,562

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	25

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Biotechnology – (continued)
Gilead Sciences, Inc.*	4,743	$318,540
GTx, Inc.*	2,703	10,839
Halozyme Therapeutics, Inc.*	2,754	14,569
Idenix Pharmaceuticals, Inc.*	2,448	8,715
Immunogen, Inc.*	3,213	35,600
Immunomedics, Inc.*	2,142	7,090
Incyte Corp. Ltd.*	1,071	17,093
Infinity Pharmaceuticals, Inc.*	867	19,412
InterMune, Inc.*	1,938	15,407
Ironwood Pharmaceuticals, Inc.*	2,652	30,843
Isis Pharmaceuticals, Inc.*	3,009	26,028
Lexicon Pharmaceuticals, Inc.*	15,351	31,777
Ligand Pharmaceuticals, Inc., Class B*	867	13,369
MannKind Corp.*	1,734	3,277
Maxygen, Inc.	561	1,369
Medivation, Inc.*	765	39,107
Merrimack Pharmaceuticals, Inc.*	459	2,837
Momenta Pharmaceuticals, Inc.*	1,326	16,814
Myriad Genetics, Inc.*	2,907	76,076
Neurocrine Biosciences, Inc.*	2,091	15,327
NewLink Genetics Corp.*	765	10,549
Novavax, Inc.*	3,111	6,533
NPS Pharmaceuticals, Inc.*	2,754	25,447
OncoGenex Pharmaceutical, Inc.*	408	5,059
Oncothyreon, Inc.*	1,581	8,031
Onyx Pharmaceuticals, Inc.*	459	35,967
Opko Health, Inc.*	4,947	21,173
Orexigen Therapeutics, Inc.*	2,805	14,951
Osiris Therapeutics, Inc.*	357	3,749
PDL BioPharma, Inc.	10,812	80,549
Pharmacyclics, Inc.*	1,887	115,239
Progenics Pharmaceuticals, Inc.*	1,020	2,907
Protalix Biotherapeutics, Inc.*	2,091	10,100
Regeneron Pharmaceuticals, Inc.*	459	65,316
Rigel Pharmaceuticals, Inc.*	2,244	19,994
Sangamo Biosciences, Inc.*	1,989	11,059
Savient Pharmaceuticals, Inc.*	2,244	3,231
Seattle Genetics, Inc.*	3,468	87,255
SIGA Technologies, Inc.*	1,275	3,698
Spectrum Pharmaceuticals, Inc.*	1,683	18,782

	Shares	Value
Biotechnology – (continued)
Synageva BioPharma Corp.*	255	$10,781
Synta Pharmaceuticals Corp.*	1,071	8,429
Targacept, Inc.*	867	3,537
Theravance, Inc.*	2,499	56,252
Threshold Pharmaceuticals, Inc.*	1,530	6,288
Trius Therapeutics, Inc.*	765	4,192
United Therapeutics Corp.*	1,530	69,875
Vertex Pharmaceuticals, Inc.*	1,377	66,426
Vical, Inc.*	2,142	7,304
ZIOPHARM Oncology, Inc.*	1,887	8,888
		3,231,940
Building Products – 0.4%
A.O. Smith Corp.	1,224	74,382
AAON, Inc.	663	13,910
Ameresco, Inc., Class A*	612	6,769
American Woodmark Corp.*	663	15,249
Apogee Enterprises, Inc.	918	18,700
Armstrong World Industries, Inc.	714	36,985
Builders FirstSource, Inc.*	816	4,496
Fortune Brands Home & Security, Inc.*	1,173	33,360
Gibraltar Industries, Inc.*	969	12,074
Griffon Corp.	1,734	17,600
Insteel Industries, Inc.	561	6,508
Lennox International, Inc.	1,632	81,682
Masco Corp.	2,244	33,862
NCI Building Systems, Inc.*	663	7,432
Nortek, Inc.*	408	24,280
Owens Corning*	714	23,983
Quanex Building Products Corp.	1,173	23,190
Simpson Manufacturing Co., Inc.	1,275	38,836
Trex Co., Inc.*	459	16,037
Universal Forest Products, Inc.	612	23,562
USG Corp.*	3,060	81,733
		594,630
Capital Markets – 1.6%
Affiliated Managers Group, Inc.*	306	38,709
Ameriprise Financial, Inc.	1,122	65,491
Arlington Asset Investment Corp., Class A	561	12,482
Artio Global Investors, Inc.	2,448	5,826

See Accompanying Notes to the Financial Statements.

26	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
The Bank of New York Mellon Corp.	5,763	$142,404
BGC Partners, Inc., Class A	7,038	32,938
BlackRock, Inc.	765	145,105
Calamos Asset Management, Inc., Class A	1,530	16,524
The Charles Schwab Corp.	7,293	99,039
Cohen & Steers, Inc.	714	19,985
Cowen Group, Inc., Class A*	6,375	16,193
Diamond Hill Investment Group, Inc.	102	7,852
Duff & Phelps Corp., Class A	510	6,339
E*TRADE Financial Corp.*	1,581	13,217
Eaton Vance Corp.	714	20,092
Epoch Holding Corp.	612	13,415
Evercore Partners, Inc., Class A	867	24,189
Federated Investors, Inc., Class B	3,417	79,411
Financial Engines, Inc.*	1,326	31,837
Franklin Resources, Inc.	918	117,321
FXCM, Inc., Class A	1,377	12,393
GAMCO Investors, Inc., Class A	153	7,497
GFI Group, Inc.	5,100	16,116
The Goldman Sachs Group, Inc.	2,142	262,159
Greenhill & Co., Inc.	918	43,807
HFF, Inc., Class A*	1,122	15,630
ICG Group, Inc.*	1,173	12,293
INTL FCStone, Inc.*	1,275	23,626
Invesco Ltd.	2,652	64,497
Investment Technology Group, Inc.*	3,162	26,687
Janus Capital Group, Inc.	14,382	122,247
Jefferies Group, Inc.	867	12,346
KBW, Inc.	969	15,746
Knight Capital Group, Inc., Class A*	7,548	19,851
Ladenburg Thalmann Financial Services, Inc.*	3,978	5,172
Legg Mason, Inc.	714	18,193
LPL Financial Holdings, Inc.	255	7,446
Manning & Napier, Inc.	510	6,635
Medallion Financial Corp.	714	8,932
Morgan Stanley	6,987	121,434
Northern Trust Corp.‡	1,326	63,356
Oppenheimer Holdings, Inc., Class A	867	14,115
Piper Jaffray Cos.*	1,479	39,711

	Shares	Value
Capital Markets – (continued)
Raymond James Financial, Inc.	459	$17,506
Safeguard Scientifics, Inc.*	1,530	24,251
SEI Investments Co.	918	20,086
State Street Corp.	2,193	97,742
Stifel Financial Corp.*	1,734	54,968
SWS Group, Inc.*	2,499	14,219
T Rowe Price Group, Inc.	1,581	102,670
TD Ameritrade Holding Corp.	1,377	21,605
Virtus Investment Partners, Inc.*	204	19,584
Waddell & Reed Financial, Inc., Class A	510	16,998
Walter Investment Management Corp.*	2,040	98,593
		2,336,480
Chemicals – 2.4%
A Schulman, Inc.	2,193	56,272
ADA-ES, Inc.*	153	2,982
Air Products & Chemicals, Inc.	1,275	98,851
Airgas, Inc.	408	36,300
Albemarle Corp.	561	30,917
American Vanguard Corp.	816	29,156
Arabian American Development Co.*	255	2,178
Ashland, Inc.	357	25,400
Balchem Corp.	969	33,750
Cabot Corp.	4,998	178,728
Calgon Carbon Corp.*	1,887	23,380
Celanese Corp.	663	25,187
CF Industries Holdings, Inc.	306	62,788
Chemtura Corp.*	4,692	74,744
Cytec Industries, Inc.	867	59,667
The Dow Chemical Co.	5,712	167,362
E.I. du Pont de Nemours & Co.	5,865	261,110
Eastman Chemical Co.	969	57,404
Ecolab, Inc.	1,836	127,786
Ferro Corp.*	6,681	17,571
Flotek Industries, Inc.*	1,632	18,131
FMC Corp.	816	43,672
FutureFuel Corp.	714	8,418
Georgia Gulf Corp.	2,601	92,049
Hawkins, Inc.	306	11,965
HB Fuller Co.	1,428	43,411

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	27

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Huntsman Corp.	969	$14,574
Innophos Holdings, Inc.	1,734	82,625
Innospec, Inc.*	1,632	52,844
International Flavors & Fragrances, Inc.	357	23,069
Intrepid Potash, Inc.*	1,683	36,572
Koppers Holdings, Inc.	1,479	52,800
Kraton Performance Polymers, Inc.*	2,448	53,415
Kronos Worldwide, Inc.	153	2,042
Landec Corp.*	1,122	12,140
LSB Industries, Inc.*	1,377	55,452
Minerals Technologies, Inc.	510	36,547
Monsanto Co.	3,315	285,322
The Mosaic Co.	1,836	96,096
NewMarket Corp.	51	13,837
Olin Corp.	6,477	134,333
OM Group, Inc.*	2,550	51,586
Omnova Solutions, Inc.*	3,570	27,989
PolyOne Corp.	6,936	131,298
PPG Industries, Inc.	969	113,450
Praxair, Inc.	1,836	195,002
Quaker Chemical Corp.	1,020	54,050
Rockwood Holdings, Inc.	459	21,068
RPM International, Inc.	663	17,676
The Scotts Miracle-Gro Co., Class A	306	13,100
Sensient Technologies Corp.	1,173	42,674
The Sherwin-Williams Co.	561	79,987
Sigma-Aldrich Corp.	561	39,348
Spartech Corp.*	1,071	9,168
Stepan Co.	612	58,630
TPC Group, Inc.*	867	38,998
Tredegar Corp.	1,479	25,099
Valhi, Inc.	153	1,919
Valspar Corp.	510	28,575
W.R. Grace & Co.*	306	19,633
Westlake Chemical Corp.	153	11,637
Zep, Inc.	765	10,962
Zoltek Cos., Inc.*	969	6,638
		3,539,334
Commercial Banks – 4.6%
1st Source Corp.	765	16,991

	Shares	Value
Commercial Banks – (continued)
Ameris Bancorp*	1,632	$17,413
Arrow Financial Corp.	357	8,711
Associated Banc-Corp	5,508	70,998
Bancfirst Corp.	561	24,662
Bancorp Inc./DE*	1,071	12,177
BancorpSouth, Inc.	2,499	35,361
Bank of Hawaii Corp.	1,173	51,800
Bank of Marin Bancorp	459	17,134
Bank of the Ozarks, Inc.	1,224	40,074
BankUnited, Inc.	1,581	37,486
Banner Corp.	1,071	31,048
BB&T Corp.	4,284	124,022
BBCN Bancorp, Inc.	2,193	26,163
BOK Financial Corp.	102	5,982
Boston Private Financial Holdings, Inc.	2,499	23,041
Bryn Mawr Bank Corp.	867	19,629
Camden National Corp.	408	14,239
CapitalSource, Inc.	8,772	69,387
Cardinal Financial Corp.	918	14,660
Cathay General Bancorp	2,499	44,207
Centerstate Banks, Inc.	459	3,980
Central Pacific Financial Corp.*	1,122	16,123
Chemical Financial Corp.	1,938	45,582
CIT Group, Inc.*	1,224	45,557
Citizens & Northern Corp.	663	12,312
Citizens Republic Bancorp, Inc.*	2,244	40,706
City Holding Co.	969	34,031
City National Corp./CA	765	39,092
CoBiz Financial, Inc.	2,397	17,091
Columbia Banking Systems, Inc.	1,275	22,580
Comerica, Inc.	918	27,366
Commerce Bancshares, Inc./MO	357	13,595
Community Bank System, Inc.	2,805	77,390
Community Trust Bancorp, Inc.	1,071	36,328
Cullen/Frost Bankers, Inc.	306	16,922
CVB Financial Corp.	7,293	78,910
Eagle Bancorp, Inc.*	612	12,766
East West Bancorp, Inc.	918	19,544
Enterprise Financial Services Corp.	1,479	20,706
Fifth Third Bancorp	4,692	68,175
Financial Institutions, Inc.	1,071	20,392
First Bancorp/NC	969	10,126

See Accompanying Notes to the Financial Statements.

28	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Banks – (continued)
First BanCorp/PR*	4,998	$21,192
First Busey Corp.	4,692	22,146
First California Financial Group, Inc.*	408	2,754
First Citizens BancShares, Inc./NC, Class A	459	77,456
First Commonwealth Financial Corp.	4,590	30,065
First Community Bancshares, Inc./VA	1,224	18,336
First Connecticut Bancorp, Inc./CT	510	6,982
First Financial Bancorp	4,437	69,661
First Financial Bankshares, Inc.	1,020	36,955
First Financial Corp./IN	867	26,522
First Horizon National Corp.	8,364	77,869
First Interstate Bancsystem, Inc.	1,122	16,864
First Merchants Corp.	2,295	33,759
First Midwest Bancorp, Inc./IL	2,346	29,020
First Niagara Financial Group, Inc.	2,244	18,580
First Republic Bank/CA	459	15,767
FirstMerit Corp.	8,670	120,166
FNB Corp./PA	11,220	120,391
Fulton Financial Corp.	15,402	149,707
German American Bancorp, Inc.	1,275	28,751
Glacier Bancorp, Inc.	2,295	33,278
Great Southern Bancorp, Inc.	765	21,703
Hancock Holding Co.	765	24,166
Hanmi Financial Corp.*	1,326	16,456
Heritage Commerce Corp.*	51	336
Home BancShares, Inc./AR	816	28,266
Hudson Valley Holding Corp.	561	9,038
Huntington Bancshares, Inc./OH	4,080	26,071
Iberiabank Corp.	969	48,247
Independent Bank Corp./MA	1,632	48,160
International Bancshares Corp.	4,437	80,532
Investors Bancorp, Inc.	1,479	26,607
KeyCorp	4,029	33,924
Lakeland Bancorp, Inc.	1,479	14,686
Lakeland Financial Corp.	1,122	29,946
M&T Bank Corp.	510	53,091
MainSource Financial Group, Inc.	1,632	20,433
MB Financial, Inc.	4,437	89,894
National Penn Bancshares, Inc.	4,080	36,434
NBT Bancorp, Inc.	2,601	55,323

	Shares	Value
Commercial Banks – (continued)
Old National Bancorp/IN	8,211	$100,749
OmniAmerican Bancorp, Inc.*	459	10,507
Oriental Financial Group, Inc.	2,958	34,845
Pacific Capital Bancorp N.A.*	357	16,390
PacWest Bancorp	1,020	22,950
Park National Corp.	1,020	67,881
Park Sterling Corp.*	2,244	11,220
Peoples Bancorp, Inc./OH	663	14,122
Pinnacle Financial Partners, Inc.*	1,071	20,938
PNC Financial Services Group, Inc.	2,652	154,320
Popular, Inc.*	7,803	150,832
PrivateBancorp, Inc.	2,040	32,966
Prosperity Bancshares, Inc.	1,224	51,237
Regions Financial Corp.	8,976	58,524
Renasant Corp.	1,938	35,679
Republic Bancorp, Inc./KY, Class A	765	16,539
S&T Bancorp, Inc.	2,142	37,635
Sandy Spring Bancorp, Inc.	1,887	36,079
SCBT Financial Corp.	459	18,213
Signature Bank/NY*	663	47,232
Simmons First National Corp., Class A	510	12,694
Southside Bancshares, Inc.	1,326	27,064
Southwest Bancorp, Inc./Stillwater OK*	255	2,751
State Bank Financial Corp.	2,397	36,362
StellarOne Corp.	714	9,796
Sterling Bancorp/NY	2,397	22,891
Sterling Financial Corp./WA	867	18,432
Sun Bancorp, Inc./NJ*	2,244	6,934
SunTrust Banks, Inc.	3,315	90,168
Susquehanna Bancshares, Inc.	5,916	61,349
SVB Financial Group*	1,377	77,924
SY Bancorp, Inc.	969	22,849
Synovus Financial Corp.	29,784	72,971
TCF Financial Corp.	12,954	148,194
Texas Capital Bancshares, Inc.*	1,173	55,682
Tompkins Financial Corp.	1,020	41,290
TowneBank/VA	918	14,293
Trustmark Corp.	2,958	69,424
U.S. Bancorp	12,087	401,409
UMB Financial Corp.	918	40,879
Umpqua Holdings Corp.	3,672	44,394

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	29

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Banks – (continued)
Union First Market Bankshares Corp.	1,734	$27,224
United Bankshares, Inc./WV	4,233	100,872
United Community Banks, Inc./GA*	1,530	13,311
Univest Corp of Pennsylvania	1,275	21,573
Valley National Bancorp	6,936	67,557
Virginia Commerce Bancorp, Inc.*	2,244	20,555
Washington Banking Co.	1,326	18,126
Washington Trust Bancorp, Inc.	1,020	27,530
Webster Financial Corp.	5,712	125,664
Wells Fargo & Co.	31,263	1,053,250
WesBanco, Inc.	1,938	42,636
West Coast Bancorp/OR	1,224	26,952
Westamerica Bancorp.	918	40,502
Western Alliance Bancorp*	2,601	26,686
Wilshire Bancorp, Inc.*	5,304	34,529
Wintrust Financial Corp.	1,122	41,458
Zions Bancorp.	1,020	21,899
		6,930,925
Commercial Services & Supplies – 1.5%
ABM Industries, Inc.	3,723	70,737
ACCO Brands Corp.*	8,568	62,032
Acorn Energy, Inc.	255	2,170
American Reprographics Co.*	2,907	11,134
Avery Dennison Corp.	561	18,165
The Brink’s Co.	3,621	95,268
Casella Waste Systems, Inc., Class A*	1,122	5,139
Cenveo, Inc.*	4,488	9,021
Cintas Corp.	714	29,852
Clean Harbors, Inc.*	306	17,855
Consolidated Graphics, Inc.*	765	22,575
Copart, Inc.*	714	20,556
Corrections Corp of America	1,326	44,620
Covanta Holding Corp.	4,590	83,446
Deluxe Corp.	3,978	125,347
Encore Capital Group, Inc.*	1,581	45,849
EnergySolutions, Inc.*	5,610	16,045
EnerNOC, Inc.*	1,887	23,248
Ennis, Inc.	1,989	30,432
G&K Services, Inc., Class A	612	19,737
The Geo Group, Inc.	4,998	138,545

	Shares	Value
Commercial Services & Supplies – (continued)
Healthcare Services Group, Inc.	1,989	$47,537
Heritage-Crystal Clean, Inc.*	255	4,513
Herman Miller, Inc.	1,836	35,600
HNI Corp.	1,581	43,509
InnerWorkings, Inc.*	918	13,238
Interface, Inc.	1,836	26,273
Intersections, Inc.	561	5,212
Iron Mountain, Inc.	1,020	35,292
KAR Auction Services, Inc.*	2,856	57,120
Kimball International, Inc., Class B	255	3,045
Knoll, Inc.	3,825	55,042
McGrath RentCorp	765	20,089
Metalico, Inc.*	3,927	8,364
Mine Safety Appliances Co.	1,020	39,372
Mobile Mini, Inc.*	1,224	21,322
Multi-Color Corp.	1,020	23,174
Pitney Bowes, Inc.	918	13,182
Portfolio Recovery Associates, Inc.*	1,275	133,429
Quad/Graphics, Inc.	1,734	31,784
R.R. Donnelley & Sons Co.	14,025	140,530
Republic Services, Inc.	1,428	40,484
Rollins, Inc.	459	10,405
Standard Parking Corp.*	510	11,653
Steelcase, Inc., Class A	6,885	68,919
Stericycle, Inc.*	510	48,328
Sykes Enterprises, Inc.*	3,264	44,456
Team, Inc.*	612	20,061
Tetra Tech, Inc.*	1,989	51,595
TMS International Corp., Class A*	1,020	10,690
Tyco International Ltd.	2,907	78,111
UniFirst Corp.	612	42,577
United Stationers, Inc.	3,264	94,721
US Ecology, Inc.	561	13,313
Viad Corp.	663	14,062
Waste Connections, Inc.	714	23,441
Waste Management, Inc.	2,601	85,157
		2,307,373
Communications Equipment – 1.8%
Acme Packet, Inc.*	1,938	32,054
ADTRAN, Inc.	2,193	37,040
Anaren, Inc.*	612	11,034
Arris Group, Inc.*	4,131	56,760

See Accompanying Notes to the Financial Statements.

30	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Communications Equipment – (continued)
Aruba Networks, Inc.*	3,774	$68,574
Aviat Networks, Inc.*	1,785	4,070
Bel Fuse, Inc., Class B	408	6,756
Black Box Corp.	1,377	30,184
Brocade Communications Systems, Inc.*	37,587	199,211
CalAmp Corp.*	510	4,529
Calix, Inc.*	1,275	8,479
Ciena Corp.*	3,162	39,240
Cisco Systems, Inc.	33,660	576,932
Comtech Telecommunications Corp.	714	17,971
Digi International, Inc.*	816	7,687
EchoStar Corp., Class A*	1,326	42,114
Emulex Corp.*	2,805	19,523
Extreme Networks*	6,579	21,448
F5 Networks, Inc.*	459	37,858
Finisar Corp.*	2,856	32,901
Globecomm Systems, Inc.*	714	7,747
Harmonic, Inc.*	9,384	40,727
Harris Corp.	612	28,017
Infinera Corp.*	3,366	16,561
InterDigital, Inc.	1,479	56,335
Ixia*	1,581	22,150
JDS Uniphase Corp.*	1,377	13,343
Juniper Networks, Inc.*	3,264	54,084
KVH Industries, Inc.*	255	3,524
Loral Space & Communications, Inc.	918	72,210
Motorola Solutions, Inc.	1,785	92,249
NETGEAR, Inc.*	1,173	41,653
Oclaro, Inc.*	6,681	13,162
Oplink Communications, Inc.*	663	9,852
Plantronics, Inc.	1,479	47,979
Polycom, Inc.*	6,681	66,944
Procera Networks, Inc.*	510	11,551
QUALCOMM, Inc.	11,016	645,262
Riverbed Technology, Inc.*	969	17,897
ShoreTel, Inc.*	765	3,389
Sonus Networks, Inc.*	6,630	12,332
Sycamore Networks, Inc.	612	3,537
Symmetricom, Inc.*	1,377	8,469
Tellabs, Inc.	11,118	32,465

	Shares	Value
Communications Equipment – (continued)
Telular Corp.	357	$3,566
Tessco Technologies, Inc.	255	5,304
Ubiquiti Networks, Inc.*	306	3,611
UTStarcom Holdings Corp.*	3,009	2,979
ViaSat, Inc.*	1,326	51,502
Westell Technologies, Inc., Class A*	1,734	3,537
		2,646,303
Computers & Peripherals – 3.2%
3D Systems Corp.*	1,734	75,429
Apple, Inc.	5,916	3,520,612
Avid Technology, Inc.*	918	5,389
Cray, Inc.*	1,020	12,413
Datalink Corp.*	1,122	9,133
Dell, Inc.	7,242	66,844
Diebold, Inc.	2,091	62,207
Electronics for Imaging, Inc.*	1,479	25,675
EMC Corp.*	13,464	328,791
Fusion-io, Inc.*	2,193	51,755
Hewlett-Packard Co.	9,486	131,381
Imation Corp.*	2,754	12,586
Immersion Corp.*	918	3,966
Intermec, Inc.*	1,632	11,065
Intevac, Inc.*	714	3,570
Lexmark International, Inc., Class A	6,069	129,027
NCR Corp.*	765	16,279
NetApp, Inc.*	2,295	61,735
OCZ Technology Group, Inc.*	2,499	3,374
QLogic Corp.*	2,703	25,354
Quantum Corp.*	7,395	7,765
SanDisk Corp.*	1,122	46,855
Seagate Technology PLC	1,785	48,766
Silicon Graphics International Corp.*	969	7,481
STEC, Inc.*	1,326	7,784
Super Micro Computer, Inc.*	816	6,454
Synaptics, Inc.*	1,071	24,804
Western Digital Corp.	1,122	38,406
		4,744,900
Construction & Engineering – 0.5%
AECOM Technology Corp.*	510	10,950
Aegion Corp.*	1,224	22,607

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	31

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – (continued)
Argan, Inc.	408	$7,258
Comfort Systems USA, Inc.	1,224	13,342
Dycom Industries, Inc.*	1,122	15,977
EMCOR Group, Inc.	4,998	160,736
Fluor Corp.	1,071	59,815
Furmanite Corp.*	1,173	5,924
Granite Construction, Inc.	1,122	33,896
Great Lakes Dredge & Dock Corp.	2,244	17,840
Jacobs Engineering Group, Inc.*	765	29,521
KBR, Inc.	714	19,892
Layne Christensen Co.*	1,530	34,104
MasTec, Inc.*	4,590	103,550
Michael Baker Corp.*	663	14,990
MYR Group, Inc.*	663	14,042
Northwest Pipe Co.*	561	12,892
Orion Marine Group, Inc.*	1,683	11,259
Pike Electric Corp.*	561	5,111
Primoris Services Corp.	2,091	29,211
Quanta Services, Inc.*	1,275	33,061
The Shaw Group, Inc.*	2,346	102,731
Sterling Construction Co., Inc.*	714	6,355
Tutor Perini Corp.*	2,499	25,340
URS Corp.	357	11,952
		802,356
Construction Materials – 0.1%
Eagle Materials, Inc.	1,428	75,641
Headwaters, Inc.*	1,428	10,267
Martin Marietta Materials, Inc.	306	25,187
Texas Industries, Inc.*	765	32,994
Vulcan Materials Co.	714	32,823
		176,912
Consumer Finance – 0.7%
American Express Co.	5,559	311,137
Capital One Financial Corp.	2,856	171,845
Cash America International, Inc.	2,295	89,712
Credit Acceptance Corp.*	357	29,149
DFC Global Corp.*	3,825	64,451
Discover Financial Services	2,601	106,641
Ezcorp, Inc., Class A*	3,366	66,176
First Cash Financial Services, Inc.*	918	40,998

	Shares	Value
Consumer Finance – (continued)
Green Dot Corp., Class A*	663	$6,756
Nelnet, Inc., Class A	1,887	46,062
Netspend Holdings, Inc.*	1,122	12,017
SLM Corp.	2,448	43,036
World Acceptance Corp.*	1,173	78,309
		1,066,289
Containers & Packaging – 0.3%
AEP Industries, Inc.*	306	19,563
Aptargroup, Inc.	357	18,307
Ball Corp.	867	37,134
Bemis Co., Inc.	510	16,855
Boise, Inc.	8,313	69,746
Crown Holdings, Inc.*	714	27,310
Graphic Packaging Holding Co.*	10,302	60,988
Greif, Inc., Class A	1,071	44,939
Myers Industries, Inc.	1,275	18,908
Owens-Illinois, Inc.*	765	14,910
Packaging Corp of America	510	17,988
Rock-Tenn Co., Class A	306	22,396
Sealed Air Corp.	867	14,063
Silgan Holdings, Inc.	306	13,253
Sonoco Products Co.	510	15,876
		412,236
Distributors – 0.1%
Core-Mark Holding Co., Inc.	867	41,503
Genuine Parts Co.	918	57,448
LKQ Corp.*	1,836	38,354
Pool Corp.	1,530	64,444
VOXX International Corp.*	1,632	10,151
		211,900
Diversified Consumer Services – 0.6%
American Public Education, Inc.*	561	20,437
Apollo Group, Inc., Class A*	867	17,409
Ascent Capital Group, Inc., Class A*	459	27,288
Bridgepoint Education, Inc.*	1,428	14,280
Capella Education Co.*	969	30,252
Career Education Corp.*	4,743	16,126
Coinstar, Inc.*	1,173	55,061
Corinthian Colleges, Inc.*	5,916	16,151

See Accompanying Notes to the Financial Statements.

32	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Consumer Services – (continued)
DeVry, Inc.	4,539	$119,194
Education Management Corp.*	2,346	7,460
Grand Canyon Education, Inc.*	1,683	36,622
H&R Block, Inc.	1,428	25,276
Hillenbrand, Inc.	4,284	87,694
ITT Educational Services, Inc.*	1,377	29,592
K12, Inc.*	1,122	22,967
Lincoln Educational Services Corp.	1,734	6,433
Matthews International Corp., Class A	2,193	63,093
Regis Corp.	4,488	74,770
Service Corp. International	6,936	97,381
Sotheby’s	2,244	69,856
Steiner Leisure Ltd.*	459	20,159
Stewart Enterprises, Inc., Class A	5,661	43,986
Strayer Education, Inc.	357	20,513
Universal Technical Institute, Inc.	714	9,153
Weight Watchers International, Inc.	204	10,251
		941,404
Diversified Financial Services – 1.7%
Bank of America Corp.	65,943	614,589
CBOE Holdings, Inc.	2,856	84,223
Citigroup, Inc.	14,127	528,209
CME Group, Inc.	2,040	114,097
Compass Diversified Holdings	3,060	44,064
Interactive Brokers Group, Inc., Class A	3,111	44,332
IntercontinentalExchange, Inc.*	459	60,129
JPMorgan Chase & Co.	18,564	773,747
Leucadia National Corp.	918	20,839
MarketAxess Holdings, Inc.	1,428	44,611
Moody’s Corp.	1,275	61,404
MSCI, Inc.*	714	19,235
The NASDAQ OMX Group, Inc.	663	15,786
NewStar Financial, Inc.*	1,020	12,750
NYSE Euronext	1,224	30,306
PHH Corp.*	4,335	90,211
PICO Holdings, Inc.*	714	15,808
		2,574,340

	Shares	Value
Diversified Telecommunication Services – 1.5%
8x8, Inc.*	2,040	$13,362
AT&T, Inc.	26,928	931,439
Atlantic Tele-Network, Inc.	765	31,702
Cbeyond, Inc.*	969	7,423
CenturyLink, Inc.	3,060	117,443
Cincinnati Bell, Inc.*	8,262	43,045
Cogent Communications Group, Inc.	1,479	32,109
Consolidated Communications Holdings, Inc.	1,683	25,986
Elephant Talk Communications, Inc.*	3,111	3,422
Frontier Communications Corp.	5,661	26,720
General Communication, Inc., Class A*	1,122	9,806
IDT Corp., Class B	1,275	12,903
inContact, Inc.*	1,785	10,282
Iridium Communications, Inc.*	5,100	37,689
Level 3 Communications, Inc.*	1,020	20,910
Lumos Networks Corp.	1,071	8,429
Neutral Tandem, Inc.	2,448	11,310
Premiere Global Services, Inc.*	1,887	16,039
Primus Telecommunications Group, Inc.	714	10,446
Towerstream Corp.*	1,989	7,001
tw telecom inc*	918	23,381
Verizon Communications, Inc.	18,258	815,037
Vonage Holdings Corp.*	11,679	26,511
Windstream Corp.	2,703	25,787
		2,268,182
Electric Utilities – 2.0%
ALLETE, Inc.	2,703	112,499
American Electric Power Co., Inc.	2,295	101,990
Cleco Corp.	2,346	101,230
Duke Energy Corp.	3,570	234,513
Edison International	1,428	67,030
El Paso Electric Co.	3,009	102,276
The Empire District Electric Co.	3,264	70,861
Entergy Corp.	918	66,628
Exelon Corp.	4,233	151,457
FirstEnergy Corp.	1,989	90,937
Great Plains Energy, Inc.	663	14,878
Hawaiian Electric Industries, Inc.	7,395	191,383
IDACORP, Inc.	3,825	171,054

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	33

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – (continued)
ITC Holdings Corp.	306	$24,364
MGE Energy, Inc.	867	45,639
NextEra Energy, Inc.	2,652	185,799
Northeast Utilities	1,631	64,098
NV Energy, Inc.	1,122	21,329
OGE Energy Corp.	612	35,239
Otter Tail Corp.	1,173	28,304
Pepco Holdings, Inc.	1,071	21,281
Pinnacle West Capital Corp.	510	27,015
PNM Resources, Inc.	6,528	144,660
Portland General Electric Co.	5,814	159,304
PPL Corp.	2,754	81,463
The Southern Co.	5,661	265,161
UIL Holdings Corp.	3,927	142,040
Unitil Corp.	459	12,205
UNS Energy Corp.	2,958	126,129
Westar Energy, Inc.	561	16,662
Xcel Energy, Inc.	2,295	64,834
		2,942,262
Electrical Equipment – 1.0%
Acuity Brands, Inc.	1,377	89,092
American Superconductor Corp.*	3,060	10,986
AMETEK, Inc.	1,428	50,765
AZZ, Inc.	816	32,183
The Babcock & Wilcox Co.*	714	18,400
Belden, Inc.	1,530	54,774
Brady Corp., Class A	3,825	117,657
Capstone Turbine Corp.*	8,211	8,211
Coleman Cable, Inc.	867	8,228
Cooper Industries PLC	1,020	76,439
Emerson Electric Co.	4,590	222,294
Encore Wire Corp.	612	18,886
EnerSys, Inc.*	3,621	124,852
Franklin Electric Co., Inc.	612	35,459
FuelCell Energy, Inc.*	3,621	3,369
Generac Holdings, Inc.	2,040	69,360
General Cable Corp.*	3,978	113,492
Global Power Equipment Group, Inc.	459	7,757
GrafTech International Ltd.*	10,200	107,202
Hubbell, Inc., Class B	306	25,618

	Shares	Value
Electrical Equipment – (continued)
II-VI, Inc.*	1,683	$27,786
LSI Industries, Inc.	714	4,841
Polypore International, Inc.*	1,479	52,179
Powell Industries, Inc.*	306	12,173
Regal-Beloit Corp.	1,020	66,484
Rockwell Automation, Inc.	867	61,609
Roper Industries, Inc.	561	61,244
Sensata Technologies Holding N.V.*	357	10,057
Thermon Group Holdings, Inc.*	510	12,668
Vicor Corp.*	1,428	9,111
		1,513,176
Electronic Equipment, Instruments & Components – 1.4%
Aeroflex Holding Corp.*	1,479	9,406
Agilysys, Inc.*	867	7,083
Amphenol Corp., Class A	1,071	64,399
Anixter International, Inc.	1,581	92,678
Arrow Electronics, Inc.*	561	19,764
Avnet, Inc.*	1,020	29,223
AVX Corp.	4,233	41,653
Badger Meter, Inc.	459	19,664
Benchmark Electronics, Inc.*	4,590	68,024
Checkpoint Systems, Inc.*	1,275	10,353
Cognex Corp.	1,224	44,627
Coherent, Inc.*	816	37,250
Corning, Inc.	7,446	87,490
CTS Corp.	2,652	21,959
Daktronics, Inc.	1,224	10,734
Dolby Laboratories, Inc., Class A*	306	9,667
DTS, Inc.*	663	13,910
Echelon Corp.*	1,071	3,545
Electro Rent Corp.	1,326	20,845
Electro Scientific Industries, Inc.	765	8,170
Fabrinet*	1,479	14,243
FARO Technologies, Inc.*	510	20,502
FEI Co.	1,275	70,189
Flextronics International Ltd.*	2,856	16,479
FLIR Systems, Inc.	1,734	33,692
Ingram Micro, Inc., Class A*	765	11,628
Insight Enterprises, Inc.*	3,468	56,078
InvenSense, Inc.*	1,020	11,424
IPG Photonics Corp.*	153	8,121

See Accompanying Notes to the Financial Statements.

34	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Itron, Inc.*	3,111	$127,738
Jabil Circuit, Inc.	969	16,802
Kemet Corp.*	3,417	15,513
Littelfuse, Inc.	765	41,004
Maxwell Technologies, Inc.*	867	5,644
Measurement Specialties, Inc.*	459	14,968
Mercury Computer Systems, Inc.*	969	7,941
Methode Electronics, Inc.	1,173	11,871
Molex, Inc.	306	7,947
MTS Systems Corp.	510	25,709
Multi-Fineline Electronix, Inc.*	612	12,938
National Instruments Corp.	561	13,217
Neoncode, Inc.*	561	2,126
Newport Corp.*	1,275	13,795
OSI Systems, Inc.*	612	48,501
Park Electrochemical Corp.	561	13,924
PC Connection, Inc.	1,275	13,120
Plexus Corp.*	2,754	74,110
Power-One, Inc.*	8,976	36,173
Radisys Corp.*	1,836	5,214
RealD, Inc.*	1,275	11,921
Richardson Electronics Ltd.	459	5,347
Rofin-Sinar Technologies, Inc.*	918	16,717
Rogers Corp.*	510	20,099
Sanmina-SCI Corp.*	6,171	54,860
ScanSource, Inc.*	2,091	61,162
SYNNEX Corp.*	1,887	61,120
TE Connectivity Ltd.	2,040	65,647
Tech Data Corp.*	3,264	144,628
Trimble Navigation Ltd.*	765	36,093
TTM Technologies, Inc.*	4,080	36,720
Universal Display Corp.*	1,275	41,795
Vishay Intertechnology, Inc.*	11,220	92,902
Vishay Precision Group, Inc.*	408	5,324
Zygo Corp.*	510	9,496
		2,034,886
Energy Equipment & Services – 1.8%
Atwood Oceanics, Inc.*	255	12,189
Baker Hughes, Inc.	2,346	98,462
Basic Energy Services, Inc.*	2,295	23,845
Bristow Group, Inc.	1,122	56,010

	Shares	Value
Energy Equipment & Services – (continued)
C&J Energy Services, Inc.*	816	$15,814
Cal Dive International, Inc.*	6,528	8,225
Cameron International Corp.*	1,581	80,062
CARBO Ceramics, Inc.	663	49,029
Core Laboratories NV	306	31,720
Dawson Geophysical Co.*	459	10,965
Diamond Offshore Drilling, Inc.	459	31,781
Dresser-Rand Group, Inc.*	510	26,280
Dril-Quip, Inc.*	204	14,129
Exterran Holdings, Inc.*	4,947	98,841
FMC Technologies, Inc.*	1,479	60,491
Forum Energy Technologies, Inc.*	306	6,827
Geospace Technologies Corp.*	408	26,410
Global Geophysical Services, Inc.*	1,479	6,833
Gulf Island Fabrication, Inc.	408	9,682
Gulfmark Offshore, Inc., Class A*	867	28,021
Halliburton Co.	3,876	125,156
Helix Energy Solutions Group, Inc.*	3,213	55,553
Helmerich & Payne, Inc.	561	26,816
Hercules Offshore, Inc.*	6,477	30,830
Hornbeck Offshore Services, Inc.*	1,020	35,333
ION Geophysical Corp.*	3,774	24,380
Key Energy Services, Inc.*	11,526	75,380
Lufkin Industries, Inc.	1,071	53,561
Matrix Service Co.*	1,836	19,260
McDermott International, Inc.*	1,122	12,017
Mitcham Industries, Inc.*	969	13,130
Nabors Industries Ltd.*	1,581	21,328
National Oilwell Varco, Inc.	2,652	195,452
Natural Gas Services Group, Inc.*	408	6,471
Newpark Resources, Inc.*	6,630	45,018
Noble Corp.	1,428	53,893
Oceaneering International, Inc.	612	32,026
Oil States International, Inc.*	306	22,369
Parker Drilling Co.*	9,129	39,529
Patterson-UTI Energy, Inc.	969	15,678
PHI, Inc.*	510	15,958
Pioneer Energy Services Corp.*	4,386	28,948
Rowan Cos., PLC, Class A*	765	24,258
RPC, Inc.	5,610	64,291
Schlumberger Ltd.	8,568	595,733
SEACOR Holdings, Inc.*	612	53,679
Superior Energy Services, Inc.*	1,428	29,031

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	35

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
Tesco Corp.*	1,020	$8,986
TETRA Technologies, Inc.*	5,661	30,286
TGC Industries, Inc.*	867	6,381
Tidewater, Inc.	306	14,538
Unit Corp.*	3,621	146,107
Willbros Group, Inc.*	3,468	17,721
		2,634,713
Food & Staples Retailing – 1.6%
The Andersons, Inc.	1,428	56,092
Casey’s General Stores, Inc.	969	49,952
The Chefs’ Warehouse, Inc*	561	8,662
Costco Wholesale Corp.	2,703	266,056
CVS Caremark Corp.	8,109	376,258
The Fresh Market, Inc.*	1,428	80,982
Harris Teeter Supermarkets, Inc.	4,131	154,706
Ingles Markets, Inc., Class A	459	7,436
The Kroger Co.	2,397	60,452
Nash Finch Co.	918	17,653
The Pantry, Inc.*	1,326	17,589
Pricesmart, Inc.	561	46,557
Rite Aid Corp.*	53,040	61,526
Roundy’s, Inc.	1,224	6,414
Safeway, Inc.	1,479	24,123
Spartan Stores, Inc.	1,785	25,633
SUPERVALU, Inc.	16,371	50,914
Susser Holdings Corp.*	867	31,160
Sysco Corp.	3,621	112,504
United Natural Foods, Inc.*	1,530	81,457
Village Super Market, Inc., Class A	102	3,740
Walgreen Co.	4,131	145,535
Wal-Mart Stores, Inc.	8,058	604,511
Weis Markets, Inc.	867	35,686
Whole Foods Market, Inc.	1,071	101,456
		2,427,054
Food Products – 1.6%
Archer-Daniels-Midland Co.	3,315	88,975
B&G Foods, Inc.	1,632	49,401
Bunge Ltd.	714	50,715
Calavo Growers, Inc.	561	13,245
Cal-Maine Foods, Inc.	918	39,593

	Shares	Value
Food Products – (continued)
Campbell Soup Co.	1,224	$43,170
Chiquita Brands International, Inc.*	3,519	25,372
ConAgra Foods, Inc.	1,989	55,374
Darling International, Inc.*	9,078	150,059
Dean Foods Co.*	14,739	248,205
Diamond Foods, Inc.	1,734	32,114
Dole Food Co., Inc.*	2,805	35,315
Feihe International, Inc.*	969	6,269
Flowers Foods, Inc.	663	13,054
Fresh Del Monte Produce, Inc.	3,060	77,020
General Mills, Inc.	4,182	167,615
Green Mountain Coffee Roasters, Inc.*	765	18,482
H.J. Heinz Co.	1,989	114,387
The Hain Celestial Group, Inc.*	1,530	88,434
The Hershey Co.	969	66,716
Hillshire Brands Co.	663	17,245
Hormel Foods Corp.	867	25,603
Ingredion, Inc.	357	21,941
J&J Snack Foods Corp.	459	26,287
The JM Smucker Co.	714	61,147
Kellogg Co.	1,530	80,050
Lancaster Colony Corp.	612	44,541
McCormick & Co., Inc.	714	43,997
Mead Johnson Nutrition Co.	1,275	78,617
Mondelez International, Inc., Class A	11,322	300,486
Omega Protein Corp.*	1,479	9,628
Pilgrim’s Pride Corp.*	3,009	16,941
Ralcorp Holdings, Inc.*	357	25,772
Sanderson Farms, Inc.	1,581	71,603
Seneca Foods Corp., Class A*	357	10,205
Smart Balance, Inc.*	1,887	22,455
Smithfield Foods, Inc.*	765	15,660
Snyders-Lance, Inc.	1,989	50,401
Tootsie Roll Industries, Inc.	918	24,465
TreeHouse Foods, Inc.*	1,173	62,814
Tyson Foods, Inc., Class A	1,479	24,862
		2,418,235
Gas Utilities – 0.6%
AGL Resources, Inc.	663	27,070
Atmos Energy Corp.	408	14,676

See Accompanying Notes to the Financial Statements.

36	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Gas Utilities – (continued)
Chesapeake Utilities Corp.	765	$35,932
The Laclede Group, Inc.	1,632	67,956
National Fuel Gas Co.	459	24,189
New Jersey Resources Corp.	3,213	142,850
Northwest Natural Gas Co.	816	37,968
ONEOK, Inc.	1,224	57,895
Piedmont Natural Gas Co., Inc.	2,295	73,142
Questar Corp.	1,071	21,677
South Jersey Industries, Inc.	969	49,022
Southwest Gas Corp.	4,080	177,358
UGI Corp.	510	16,468
WGL Holdings, Inc.	4,131	164,290
		910,493
Health Care Equipment & Supplies – 2.2%
Abaxis, Inc.*	714	26,261
ABIOMED, Inc.*	1,071	21,227
Accuray, Inc.*	1,989	13,843
Alere, Inc.*	6,426	123,379
Align Technology, Inc.*	2,652	70,490
Alphatec Holdings, Inc.*	1,734	2,983
Analogic Corp.	408	30,053
AngioDynamics, Inc.*	816	8,756
Anika Therapeutics, Inc.*	153	1,715
Antares Pharma, Inc.*	3,570	13,602
ArthroCare Corp.*	867	26,079
Atrion Corp.	51	10,365
Baxter International, Inc.	3,519	220,395
Becton Dickinson and Co.	1,581	119,650
Boston Scientific Corp.*	9,384	48,234
C.R. Bard, Inc.	561	53,963
Cantel Medical Corp.	612	15,918
Cardiovascular Systems, Inc.*	561	6,553
CareFusion Corp.*	1,377	36,573
Cerus Corp.*	1,989	6,186
Conceptus, Inc.*	816	15,373
CONMED Corp.	1,989	55,016
The Cooper Cos., Inc.	306	29,370
Covidien PLC	3,060	168,147
CryoLife, Inc.	918	5,682
Cyberonics, Inc.*	918	42,458
Cynosure, Inc., Class A*	255	6,717

	Shares	Value
Health Care Equipment & Supplies – (continued)
Delcath Systems, Inc.*	1,530	$2,570
DENTSPLY International, Inc.	867	31,940
DexCom, Inc.*	2,346	30,733
Edwards Lifesciences Corp.*	714	61,997
Endologix, Inc.*	1,683	22,653
Greatbatch, Inc.*	1,785	39,234
Haemonetics Corp.*	867	70,834
Hansen Medical, Inc.*	1,734	3,936
HeartWare International, Inc.*	357	29,981
Hill-Rom Holdings, Inc.	2,091	58,736
Hologic, Inc.*	1,632	33,652
ICU Medical, Inc.*	408	24,207
IDEXX Laboratories, Inc.*	357	34,343
Insulet Corp.*	1,326	28,124
Integra LifeSciences Holdings Corp.*	1,122	42,917
Intuitive Surgical, Inc.*	255	138,266
Invacare Corp.	2,397	32,719
IRIS International, Inc.*	799	15,573
MAKO Surgical Corp.*	1,173	17,771
Masimo Corp.*	1,887	41,457
Medtronic, Inc.	6,528	271,434
MELA Sciences, Inc.*	1,428	4,413
Meridian Bioscience, Inc.	1,275	25,181
Merit Medical Systems, Inc.*	1,326	19,147
Natus Medical, Inc.*	918	10,373
Navidea Biopharmaceuticals, Inc.*	2,754	7,711
Neogen Corp.*	765	32,734
NuVasive, Inc.*	1,377	19,856
NxStage Medical, Inc.*	1,581	17,707
OraSure Technologies, Inc.*	1,479	13,400
Orthofix International N.V.*	612	24,272
Palomar Medical Technologies, Inc.*	561	4,841
Quidel Corp.*	918	16,093
ResMed, Inc.	969	38,702
Rockwell Medical Technologies, Inc.*	867	6,234
RTI Biologics, Inc.*	2,142	8,697
Sirona Dental Systems, Inc.*	357	20,442
Solta Medical, Inc.*	1,632	4,814
Spectranetics Corp.*	1,479	21,534
St. Jude Medical, Inc.	1,836	70,245

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	37

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Staar Surgical Co.*	969	$6,240
STERIS Corp.	1,734	61,748
Stryker Corp.	1,836	96,574
SurModics, Inc.*	510	9,170
Symmetry Medical, Inc.*	2,652	24,292
Synergetics USA, Inc.*	1,122	4,914
Teleflex, Inc.	3,162	214,858
Thoratec Corp.*	1,938	69,187
Unilife Corp.*	1,887	5,170
Varian Medical Systems, Inc.*	714	47,667
Vascular Solutions, Inc.*	714	10,760
Volcano Corp.*	1,785	51,087
West Pharmaceutical Services, Inc.	1,071	57,695
Wright Medical Group, Inc.*	1,275	25,908
Young Innovations, Inc.	51	1,742
Zimmer Holdings, Inc.	1,071	68,769
		3,334,242
Health Care Providers & Services – 2.7%
Accretive Health, Inc.*	1,581	18,640
Aetna, Inc.	1,785	78,004
Air Methods Corp.*	357	39,138
Almost Family, Inc.*	663	13,744
Amedisys, Inc.*	2,295	25,337
AMERIGROUP Corp.*	255	23,292
AmerisourceBergen Corp.	1,122	44,252
AMN Healthcare Services, Inc.*	1,275	12,648
Amsurg Corp.*	1,428	40,727
Assisted Living Concepts, Inc., Class A	663	5,244
Bio-Reference Labs, Inc.*	765	21,236
BioScrip, Inc.*	1,734	15,970
Brookdale Senior Living, Inc.*	3,417	80,163
Capital Senior Living Corp.*	867	13,941
Cardinal Health, Inc.	2,142	88,100
Centene Corp.*	1,683	63,920
Chemed Corp.	1,479	99,463
Chindex International, Inc.*	510	5,289
Cigna Corp.	1,530	78,030
Community Health Systems, Inc.*	7,038	192,982
Corvel Corp.*	204	8,676
Coventry Health Care, Inc.	714	31,159

	Shares	Value
Health Care Providers & Services – (continued)
Cross Country Healthcare, Inc.*	969	$4,264
DaVita, Inc.*	561	63,124
Emeritus Corp.*	969	21,754
The Ensign Group, Inc.	1,326	38,666
ExamWorks Group, Inc.*	2,703	37,896
Express Scripts Holding Co.*	5,100	313,854
Five Star Quality Care, Inc.*	4,284	22,534
Gentiva Health Services, Inc.*	2,397	22,532
Hanger, Inc.*	1,173	29,736
HCA Holdings, Inc.	816	23,183
Health Management Associates, Inc., Class A*	19,635	143,335
Health Net, Inc.*	408	8,780
HealthSouth Corp.*	3,213	71,104
Healthways, Inc.*	2,652	25,804
Henry Schein, Inc.*	561	41,391
HMS Holdings Corp.*	3,111	71,833
Humana, Inc.	816	60,604
IPC The Hospitalist Co., Inc.*	510	17,590
Kindred Healthcare, Inc.*	4,029	39,484
Laboratory Corp of America Holdings*	612	51,855
Landauer, Inc.	306	17,733
LCA-Vision, Inc.*	612	2,338
LHC Group, Inc.*	1,479	25,912
LifePoint Hospitals, Inc.*	3,672	129,768
Magellan Health Services, Inc.*	2,244	112,537
McKesson Corp.	1,530	142,764
MEDNAX, Inc.*	306	21,108
Metropolitan Health Networks, Inc.*	3,264	35,675
Molina Healthcare, Inc.*	2,142	53,700
MWI Veterinary Supply, Inc.*	408	42,848
National Healthcare Corp.	816	38,858
Omnicare, Inc.	561	19,371
Owens & Minor, Inc.	4,947	140,841
Patterson Cos., Inc.	612	20,441
PharMerica Corp.*	2,295	28,045
The Providence Service Corp.*	1,122	11,444
PSS World Medical, Inc.*	1,683	48,167
Quest Diagnostics, Inc.	765	44,156
Select Medical Holdings Corp.*	3,978	42,127
Skilled Healthcare Group, Inc., Class A*	1,632	12,681

See Accompanying Notes to the Financial Statements.

38	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – (continued)
Sun Healthcare Group, Inc.*	2,550	$21,573
Sunrise Senior Living, Inc.*	2,805	40,364
Team Health Holdings, Inc.*	918	24,428
Tenet Healthcare, Corp.*	8,170	192,812
Triple-S Management Corp., Class B*	1,581	28,521
U.S. Physical Therapy, Inc.	357	9,532
UnitedHealth Group, Inc.	5,151	288,456
Universal American Corp.*	3,417	30,890
Universal Health Services, Inc., Class B	408	16,887
Vanguard Health Systems, Inc.*	3,570	34,558
VCA Antech, Inc.*	2,754	53,923
WellCare Health Plans, Inc.*	3,315	157,794
WellPoint, Inc.	1,683	103,134
		4,102,664
Health Care Technology – 0.3%
Allscripts Healthcare Solutions, Inc.*	6,375	82,365
athenahealth, Inc.*	1,173	75,412
Cerner Corp.*	867	66,057
Computer Programs & Systems, Inc.	357	17,425
Epocrates, Inc.*	459	4,489
Greenway Medical Technologies*	153	2,538
HealthStream, Inc.*	663	16,933
MedAssets, Inc.*	4,233	75,051
Medidata Solutions, Inc.*	816	34,288
Merge Healthcare, Inc.*	1,887	6,435
Omnicell, Inc.*	1,071	15,615
Quality Systems, Inc.	1,224	21,359
Vocera Communications, Inc.*	204	5,486
		423,453
Hotels, Restaurants & Leisure – 2.3%
AFC Enterprises, Inc.*	765	19,370
Ameristar Casinos, Inc.	2,499	45,607
Bally Technologies, Inc.*	1,428	71,286
Biglari Holdings, Inc.*	51	18,034
BJ’s Restaurants, Inc.*	765	25,283
Bob Evans Farms, Inc.	2,346	89,312
Boyd Gaming Corp.*	1,836	11,328
Bravo Brio Restaurant Group, Inc.*	561	7,405

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Brinker International, Inc.	3,111	$95,819
Buffalo Wild Wings, Inc.*	612	46,481
Caesars Entertainment Corp.*	1,836	10,630
Caribou Coffee Co., Inc.*	714	8,547
Carnival Corp.	2,550	96,594
Carrols Restaurant Group, Inc.*	1,020	6,548
CEC Entertainment, Inc.	1,479	45,849
The Cheesecake Factory, Inc.	1,734	57,326
Chipotle Mexican Grill, Inc.*	204	51,924
Choice Hotels International, Inc.	1,020	31,916
Churchill Downs, Inc.	408	26,655
Cracker Barrel Old Country Store, Inc.	1,785	113,615
Darden Restaurants, Inc.	561	29,520
Denny’s Corp.*	7,497	34,486
DineEquity, Inc.*	714	44,768
Domino’s Pizza, Inc.	1,836	74,578
Dunkin’ Brands Group, Inc.	918	28,458
Einstein Noah Restaurant Group, Inc.	408	6,295
Hyatt Hotels Corp., Class A*	255	9,308
International Game Technology	1,836	23,574
International Speedway Corp., Class A	867	22,109
Interval Leisure Group, Inc.	1,275	24,302
Isle of Capri Casinos, Inc.*	765	4,651
Jack in the Box, Inc.*	1,428	37,142
Krispy Kreme Doughnuts, Inc.*	1,887	14,020
Las Vegas Sands Corp.	2,448	113,685
Life Time Fitness, Inc.*	1,275	57,235
Marcus Corp.	663	7,227
Marriott International, Inc.	1,836	66,977
Marriott Vacations Worldwide Corp.*	2,295	90,285
McDonald’s Corp.	6,375	553,350
MGM Resorts International*	1,887	19,455
Morgans Hotel Group Co.*	969	6,250
Multimedia Games Holding Co., Inc.*	918	14,596
Orient-Express Hotels Ltd., Class A*	2,958	34,697
Panera Bread Co., Class A*	204	34,403
Papa John’s International, Inc.*	612	32,632
Penn National Gaming, Inc.*	408	16,495

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	39

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Pinnacle Entertainment, Inc.*	1,989	$25,380
Red Robin Gourmet Burgers, Inc.*	459	15,331
Royal Caribbean Cruises Ltd.	663	22,323
Ruby Tuesday, Inc.*	4,845	34,981
Ruth’s Hospitality Group, Inc.*	1,122	7,461
Ryman Hospitality Properties*	1,581	61,675
Scientific Games Corp., Class A*	1,938	15,950
SHFL Entertainment, Inc.*	1,683	23,781
Six Flags Entertainment Corp.	1,734	99,029
Sonic Corp.*	1,938	19,322
Speedway Motorsports, Inc.	1,020	16,626
Starbucks Corp.	4,947	227,067
Starwood Hotels & Resorts Worldwide, Inc.	1,224	63,464
Texas Roadhouse, Inc.	1,989	32,381
Town Sports International Holdings, Inc.*	816	10,282
Vail Resorts, Inc.	1,173	66,603
The Wendy’s Co.	9,945	42,465
WMS Industries, Inc.*	1,836	30,166
Wyndham Worldwide Corp.	765	38,556
Wynn Resorts Ltd.	510	61,741
Yum! Brands, Inc.	2,856	200,234
		3,394,845
Household Durables – 0.7%
American Greetings Corp., Class A	2,907	49,913
Beazer Homes USA, Inc.*	1,436	23,680
Blyth, Inc.	408	9,319
Cavco Industries, Inc.*	204	9,861
CSS Industries, Inc.	408	8,201
DR Horton, Inc.	1,734	36,345
Ethan Allen Interiors, Inc.	867	25,498
Garmin Ltd.	714	27,125
Harman International Industries, Inc.	408	17,107
Helen of Troy Ltd.*	2,550	77,061
Hovnanian Enterprises, Inc., Class A*	2,601	11,184
iRobot Corp.*	867	15,580
Jarden Corp.	357	17,779
KB Home	6,018	96,168
La-Z-Boy, Inc.*	1,683	27,298

	Shares	Value
Household Durables – (continued)
Leggett & Platt, Inc.	867	$23,001
Lennar Corp., Class A	969	36,308
Libbey, Inc.*	612	10,985
M/I Homes, Inc.*	1,020	22,695
MDC Holdings, Inc.	1,428	54,607
Meritage Homes Corp.*	867	32,062
Mohawk Industries, Inc.*	357	29,799
NACCO Industries, Inc., Class A	408	20,661
Newell Rubbermaid, Inc.	1,377	28,421
NVR, Inc.*	51	46,091
PulteGroup, Inc.*	3,927	68,094
The Ryland Group, Inc.	1,428	48,366
Sealy Corp.*	1,530	3,412
Skullcandy, Inc.*	561	6,794
Standard Pacific Corp.*	3,417	23,577
Tempur-Pedic International, Inc.*	408	10,788
Toll Brothers, Inc.*	918	30,303
Tupperware Brands Corp.	357	21,099
Universal Electronics, Inc.*	1,224	21,004
Whirlpool Corp.	357	34,872
Zagg, Inc.*	612	4,394
		1,029,452
Household Products – 1.3%
Central Garden and Pet Co., Class A*	2,244	25,290
Church & Dwight Co., Inc.	867	44,009
The Clorox Co.	816	58,997
Colgate-Palmolive Co.	2,907	305,119
Energizer Holdings, Inc.	357	26,050
Kimberly-Clark Corp.	2,193	183,006
The Procter & Gamble Co.	17,442	1,207,684
Spectrum Brands Holdings, Inc.	1,836	83,520
WD-40 Co.	510	24,408
		1,958,083
Independent Power Producers & Energy Traders – 0.2%
The AES Corp.	3,060	31,977
Calpine Corp.*	2,244	39,494
Genie Energy Ltd., Class B	459	3,218
GenOn Energy, Inc.*	61,506	158,070
NRG Energy, Inc.	1,479	31,887
Ormat Technologies, Inc.	561	10,676
		275,322

See Accompanying Notes to the Financial Statements.

40	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Industrial Conglomerates – 1.2%
3M Co.	4,029	$352,940
Carlisle Cos., Inc.	408	22,664
Danaher Corp.	3,723	192,591
General Electric Co.	51,612	1,086,949
Raven Industries, Inc.	1,122	30,619
Seaboard Corp.*	51	116,348
Standex International Corp.	969	44,807
		1,846,918
Insurance – 4.4%
ACE Ltd.	1,632	128,357
Aflac, Inc.	2,244	111,706
Alleghany Corp.*	102	35,455
Allied World Assurance Co. Holdings AG	204	16,381
The Allstate Corp.	2,856	114,183
American Equity Investment Life Holding Co.	4,641	53,418
American Financial Group, Inc./OH	408	15,830
American International Group, Inc.*	7,242	252,963
American National Insurance Co.	714	52,165
American Safety Insurance Holdings Ltd.*	714	12,038
AMERISAFE, Inc.*	663	17,404
Amtrust Financial Services, Inc.	1,989	48,134
Aon PLC	2,040	110,058
Arch Capital Group Ltd.*	816	36,026
Argo Group International Holdings Ltd.	2,397	82,457
Arthur J Gallagher & Co.	663	23,497
Aspen Insurance Holdings Ltd.	5,355	173,234
Assurant, Inc.	459	17,355
Assured Guaranty Ltd.	15,402	213,934
Axis Capital Holdings Ltd.	663	24,014
Berkshire Hathaway, Inc., Class B*	11,475	990,866
Brown & Brown, Inc.	714	18,243
The Chubb Corp.	1,683	129,557
Cincinnati Financial Corp.	918	36,573
Citizens, Inc./TX*	1,275	12,992
CNA Financial Corp.	102	2,997
CNO Financial Group, Inc.	18,360	175,889
eHealth, Inc.*	663	14,387

	Shares	Value
Insurance – (continued)
Employers Holdings, Inc.	1,173	$21,407
Endurance Specialty Holdings Ltd.	3,264	132,355
Enstar Group Ltd.*	510	51,000
Erie Indemnity Co., Class A	153	9,520
Everest Re Group Ltd.	255	28,318
FBL Financial Group, Inc., Class A	1,071	36,553
Fidelity National Financial, Inc., Class A	1,071	22,930
First American Financial Corp.	8,109	184,480
Flagstone Reinsurance Holdings S.A.	4,131	36,518
Genworth Financial, Inc., Class A*	2,295	13,678
Greenlight Capital Re Ltd., Class A*	2,244	57,334
The Hanover Insurance Group, Inc.	3,417	123,388
Hartford Financial Services Group, Inc.	2,193	47,610
HCC Insurance Holdings, Inc.	510	18,176
Hilltop Holdings, Inc.*	1,326	18,020
Horace Mann Educators Corp.	3,060	58,783
Infinity Property & Casualty Corp.	408	23,301
Kemper Corp.	4,386	135,966
Lincoln National Corp.	1,326	32,872
Loews Corp.	2,193	92,720
Maiden Holdings Ltd.	4,794	40,509
Markel Corp.*	51	24,069
Marsh & McLennan Cos., Inc.	3,621	123,223
MBIA, Inc.*	4,998	49,480
Meadowbrook Insurance Group, Inc.	4,080	22,930
Mercury General Corp.	2,856	115,754
MetLife, Inc.	5,202	184,619
Montpelier Re Holdings Ltd.	4,182	95,642
National Financial Partners Corp.*	2,958	54,279
National Western Life Insurance Co., Class A	204	28,635
The Navigators Group, Inc.*	408	21,657
Old Republic International Corp.	18,615	183,916
OneBeacon Insurance Group Ltd., Class A	1,632	22,032
PartnerRe Ltd.	306	24,786
The Phoenix Cos, Inc.*	408	12,297
Platinum Underwriters Holdings Ltd.	2,805	124,542
Presidential Life Corp.	1,683	23,528
Primerica, Inc.	1,785	50,444

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	41

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Principal Financial Group, Inc.	1,428	$39,327
ProAssurance Corp.	969	86,629
The Progressive Corp.	3,672	81,886
Protective Life Corp.	4,692	128,092
Prudential Financial, Inc.	2,295	130,930
Reinsurance Group of America, Inc.	357	18,892
RenaissanceRe Holdings Ltd.	255	20,747
RLI Corp.	561	38,249
Safety Insurance Group, Inc.	1,020	47,277
SeaBright Holdings, Inc.	1,581	17,344
Selective Insurance Group, Inc.	4,335	80,154
StanCorp Financial Group, Inc.	3,417	117,374
State Auto Financial Corp.	1,224	19,755
Stewart Information Services Corp.	612	14,272
Symetra Financial Corp.	5,967	71,306
Torchmark Corp.	510	25,801
Tower Group, Inc.	2,856	51,465
The Travelers Cos., Inc.	2,142	151,953
United Fire Group, Inc.	1,020	24,245
Universal Insurance Holdings, Inc.	1,938	7,655
Unum Group	1,326	26,891
Validus Holdings Ltd.	357	12,781
W.R. Berkley Corp.	612	23,801
White Mountains Insurance Group Ltd.	51	26,148
Willis Group Holdings PLC	1,020	34,343
XL Group PLC	1,428	35,329
		6,600,030
Internet & Catalog Retail – 0.7%
Amazon.com, Inc.*	2,295	534,322
Blue Nile, Inc.*	459	17,336
Expedia, Inc.	612	36,200
Groupon, Inc.*	1,530	6,304
HomeAway, Inc.*	1,071	27,535
HSN, Inc.	1,326	68,978
Liberty Interactive Corp., Class A*	3,519	70,380
Netflix, Inc.*	306	24,202
Nutrisystem, Inc.	1,989	19,154
Orbitz Worldwide, Inc.*	816	2,015
Overstock.com, Inc.*	357	5,384
PetMed Express, Inc.	612	6,671

	Shares	Value
Internet & Catalog Retail – (continued)
priceline.com, Inc.*	306	$175,574
Shutterfly, Inc.*	1,020	30,865
TripAdvisor, Inc.*	969	29,351
Vitacost.com, Inc.*	561	3,590
		1,057,861
Internet Software & Services – 2.0%
The Active Network, Inc.*	1,122	9,941
Akamai Technologies, Inc.*	1,122	42,625
Ancestry.com, Inc.*	1,020	32,232
Angie’s List, Inc.*	1,071	12,252
AOL, Inc.*	3,213	110,302
Bankrate, Inc.*	1,581	16,964
Blucora, Inc.*	1,224	21,481
Brightcove, Inc.*	867	10,942
Carbonite, Inc.*	561	4,337
comScore, Inc.*	1,020	14,453
Constant Contact, Inc.*	918	11,328
Cornerstone OnDemand, Inc.*	918	25,695
CoStar Group, Inc.*	816	67,646
DealerTrack Holdings, Inc.*	1,326	36,240
Demand Media, Inc.*	1,224	10,441
Demandware, Inc.*	102	3,028
Dice Holdings, Inc.*	1,632	14,411
Digital River, Inc.*	1,275	18,284
EarthLink, Inc.	3,672	23,281
eBay, Inc.*	7,344	354,642
Envestnet, Inc.*	714	9,982
Equinix, Inc.*	306	55,205
ExactTarget, Inc.*	663	15,461
Facebook, Inc., Class A*	3,366	71,073
Google, Inc., Class A*	1,683	1,144,053
IAC/InterActiveCorp	459	22,193
Internap Network Services Corp.*	1,683	11,529
IntraLinks Holdings, Inc.*	3,570	19,956
j2 Global, Inc.	3,876	116,435
Keynote Systems, Inc.	510	7,288
KIT Digital, Inc.*	3,723	10,350
Limelight Networks, Inc.*	4,947	10,438
LinkedIn Corp., Class A*	408	43,627
Liquidity Services, Inc.*	714	29,438
LivePerson, Inc.*	1,530	24,006
LogMeIn, Inc.*	714	17,622

See Accompanying Notes to the Financial Statements.

42	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – (continued)
Millennial Media, Inc.*	408	$6,540
Monster Worldwide, Inc.*	4,131	25,695
Move, Inc.*	1,377	11,415
NIC, Inc.	2,040	29,172
OpenTable, Inc.*	765	35,932
Perficient, Inc.*	969	11,018
QuinStreet, Inc.*	2,244	13,733
Rackspace Hosting, Inc.*	663	42,226
RealNetworks, Inc.*	969	7,335
Responsys, Inc.*	816	7,295
Saba Software, Inc.*	867	8,739
SciQuest, Inc.*	561	8,516
SPS Commerce, Inc.*	357	12,941
Stamps.com, Inc.*	459	12,632
support.com, Inc.*	1,938	8,992
Synacor, Inc.*	408	2,236
Travelzoo, Inc.*	255	4,552
United Online, Inc.	6,783	36,357
Unwired Planet, Inc.*	3,111	4,387
ValueClick, Inc.*	2,550	42,509
VeriSign, Inc.*	1,020	37,811
VistaPrint N.V.*	1,173	35,741
Vocus, Inc.*	663	11,768
Web.com Group, Inc.*	918	14,486
WebMD Health Corp.*	1,734	25,854
XO Group, Inc.*	969	7,800
Yahoo!, Inc.*	6,069	102,020
Yelp, Inc.*	510	12,291
Zix Corp.*	1,836	5,324
		3,034,498
IT Services – 3.2%
Accenture PLC, Class A	4,080	275,033
Acxiom Corp.*	2,601	47,468
Alliance Data Systems Corp.*	255	36,478
Amdocs Ltd.	1,071	35,418
Automatic Data Processing, Inc.	3,111	179,785
Booz Allen Hamilton Holding Corp.	2,703	36,166
Broadridge Financial Solutions, Inc.	765	17,557
CACI International, Inc., Class A*	2,040	102,877
Cardtronics, Inc.*	1,377	39,121
Cass Information Systems, Inc.	255	10,702

	Shares	Value
IT Services – (continued)
CIBER, Inc.*	1,989	$6,206
Cognizant Technology Solutions Corp., Class A*	1,887	125,769
Computer Sciences Corp.	714	21,741
Computer Task Group, Inc.*	663	12,365
Convergys Corp.	9,078	152,601
CoreLogic, Inc.*	3,519	83,752
CSG Systems International, Inc.*	2,652	54,658
DST Systems, Inc.	2,295	130,907
EPAM Systems, Inc.*	204	3,668
Euronet Worldwide, Inc.*	1,632	33,113
ExlService Holdings, Inc.*	816	24,186
Fidelity National Information Services, Inc.	1,479	48,615
Fiserv, Inc.*	867	64,973
FleetCor Technologies, Inc.*	714	33,851
Forrester Research, Inc.	459	13,284
Gartner, Inc.*	561	26,036
Genpact Ltd.	612	10,777
Global Cash Access Holdings, Inc.*	3,213	22,652
Global Payments, Inc.	510	21,803
The Hackett Group, Inc.*	612	2,381
Heartland Payment Systems, Inc.	1,173	30,592
Higher One Holdings, Inc.*	1,071	13,527
iGATE Corp.*	969	15,552
International Business Machines Corp.	6,579	1,279,813
Jack Henry & Associates, Inc.	510	19,380
Lender Processing Services, Inc.	6,528	157,390
Lionbridge Technologies, Inc.*	4,029	12,772
Mantech International Corp., Class A	1,785	41,001
Mastercard, Inc., Class A	714	329,104
MAXIMUS, Inc.	1,122	61,912
ModusLink Global Solutions, Inc.*	3,366	9,862
MoneyGram International, Inc.*	1,224	19,021
NeuStar, Inc., Class A*	2,193	80,242
Paychex, Inc.	1,989	64,503
SAIC, Inc.	1,683	18,496
Sapient Corp.*	3,468	35,651
ServiceSource International, Inc.*	1,275	11,488
Syntel, Inc.	510	30,401
TeleTech Holdings, Inc.*	2,091	35,212

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	43

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
IT Services – (continued)
Teradata Corp.*	1,020	$69,676
TNS, Inc.*	1,938	27,752
Total System Services, Inc.	1,071	24,087
Unisys Corp.*	3,264	55,651
Vantiv, Inc., Class A*	663	13,379
VeriFone Systems, Inc.*	663	19,651
Virtusa Corp.*	561	9,627
Visa, Inc., Class A	3,315	459,989
The Western Union Co.	3,366	42,748
WEX, Inc.*	1,275	94,070
		4,756,492
Leisure Equipment & Products – 0.2%
Arctic Cat, Inc.*	408	14,798
Black Diamond, Inc.*	663	6,298
Brunswick Corp.	2,805	66,170
Callaway Golf Co.	2,091	11,417
Hasbro, Inc.	663	23,861
JAKKS Pacific, Inc.	714	9,218
LeapFrog Enterprises, Inc.*	1,581	13,976
Mattel, Inc.	2,091	76,907
Polaris Industries, Inc.	408	34,476
Smith & Wesson Holding Corp.*	2,091	20,074
Steinway Musical Instruments, Inc.*	306	7,387
Sturm Ruger & Co., Inc.	612	28,905
		313,487
Life Sciences Tools & Services – 0.5%
Affymetrix, Inc.*	2,040	6,467
Agilent Technologies, Inc.	2,142	77,091
Bio-Rad Laboratories, Inc., Class A*	153	15,507
Bruker Corp.*	561	6,783
Cambrex Corp.*	2,652	32,036
Charles River Laboratories International, Inc.*	1,632	60,906
Covance, Inc.*	357	17,389
Fluidigm Corp.*	561	8,465
Furiex Pharmaceuticals, Inc.*	102	1,955
Illumina, Inc.*	765	36,345
Life Technologies Corp.*	1,122	54,877
Luminex Corp.*	1,326	21,322
Mettler-Toledo International, Inc.*	204	34,551

	Shares	Value
Life Sciences Tools & Services – (continued)
Pacific Biosciences of California, Inc.*	3,876	$5,039
PAREXEL International Corp.*	1,887	57,912
PerkinElmer, Inc.	714	22,084
Sequenom, Inc.*	4,080	12,689
Techne Corp.	1,275	85,884
Thermo Fisher Scientific, Inc.	2,142	130,791
Waters Corp.*	561	45,895
		733,988
Machinery – 3.0%
Accuride Corp.*	1,530	4,085
Actuant Corp., Class A	2,499	70,572
AGCO Corp.*	459	20,889
Alamo Group, Inc.	357	11,960
Albany International Corp., Class A	2,040	44,819
Altra Holdings, Inc.	816	14,704
American Railcar Industries, Inc.*	306	8,990
Ampco-Pittsburgh Corp.	663	11,709
Astec Industries, Inc.*	612	17,626
Barnes Group, Inc.	1,530	35,006
Blount International, Inc.*	1,530	20,242
Briggs & Stratton Corp.	3,876	76,551
Cascade Corp.	663	43,088
Caterpillar, Inc.	4,182	354,675
Chart Industries, Inc.*	1,071	75,816
CIRCOR International, Inc.	1,275	43,975
CLARCOR, Inc.	1,632	73,832
CNH Global N.V.*	255	11,424
Colfax Corp.*	2,295	78,925
Columbus McKinnon Corp.*	1,122	16,796
Commercial Vehicle Group, Inc.*	816	6,193
Crane Co.	306	12,846
Cummins, Inc.	1,071	100,224
Deere & Co.	1,938	165,583
Donaldson Co., Inc.	663	21,395
Douglas Dynamics, Inc.	1,377	20,917
Dover Corp.	867	50,477
Dynamic Materials Corp.	408	5,475
Eaton Corp.	1,887	89,104
EnPro Industries, Inc.*	663	24,239
ESCO Technologies, Inc.	867	32,461
Federal Signal Corp.*	1,989	11,477

See Accompanying Notes to the Financial Statements.

44	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Flow International Corp.*	969	$3,217
Flowserve Corp.	306	41,460
FreightCar America, Inc.	357	6,872
Gardner Denver, Inc.	306	21,215
The Gorman-Rupp Co.	561	15,147
Graco, Inc.	357	17,157
Graham Corp.	306	5,499
Greenbrier Cos., Inc.*	1,836	31,965
Harsco Corp.	6,171	123,358
Hurco Cos., Inc.*	459	10,548
Hyster-Yale Materials Handling, Inc., Class B* ^	336	13,803
IDEX Corp.	510	21,690
Illinois Tool Works, Inc.	2,601	159,519
Ingersoll-Rand PLC	1,989	93,543
ITT Corp.	3,417	71,074
John Bean Technologies Corp.	1,989	30,670
Joy Global, Inc.	663	41,404
Kadant, Inc.*	1,020	24,776
Kaydon Corp.	3,111	69,562
Kennametal, Inc.	510	18,064
L.B. Foster Co., Class A	765	25,253
Lincoln Electric Holdings, Inc.	816	35,390
Lindsay Corp.	408	31,159
Lydall, Inc.*	867	11,193
The Manitowoc Co., Inc.	4,335	61,774
Meritor, Inc.*	7,089	31,333
Met-Pro Corp.	51	463
Middleby Corp.*	612	76,469
Miller Industries, Inc.	561	8,611
Mueller Industries, Inc.	1,224	53,611
Mueller Water Products, Inc., Class A	4,947	25,774
Navistar International Corp.*	5,253	98,494
NN, Inc.*	1,326	10,979
Nordson Corp.	357	21,074
Oshkosh Corp.*	7,293	218,644
PACCAR, Inc.	2,244	97,255
Pall Corp.	714	44,953
Parker Hannifin Corp.	867	68,198
Pentair Ltd.	1,303	55,039
PMFG, Inc.*	510	3,315

	Shares	Value
Machinery – (continued)
Proto Labs, Inc.*	153	$5,309
RBC Bearings, Inc.*	714	35,457
Rexnord Corp.*	1,122	20,331
Robbins & Myers, Inc.	1,479	87,675
Sauer-Danfoss, Inc.	816	32,689
Snap-on, Inc.	357	27,607
SPX Corp.	255	17,490
Stanley Black & Decker, Inc.	765	53,015
Sun Hydraulics Corp.	663	17,662
Tennant Co.	561	20,993
Terex Corp.*	8,874	200,109
Timken Co.	357	14,098
Titan International, Inc.	1,326	27,820
The Toro Co.	1,938	81,822
Trimas Corp.*	867	21,744
Trinity Industries, Inc.	6,273	196,219
Twin Disc, Inc.	612	9,278
Valmont Industries, Inc.	306	41,341
Wabash National Corp.*	2,193	13,838
WABCO Holdings, Inc.*	408	23,897
Wabtec Corp.	306	25,061
Watts Water Technologies, Inc., Class A	969	38,983
Woodward, Inc.	408	13,668
Xylem, Inc.	1,683	40,830
		4,442,535
Marine – 0.0%†
Genco Shipping & Trading Ltd.*	3,366	10,233
International Shipholding Corp.	561	9,380
Kirby Corp.*	357	20,520
Matson, Inc.	1,377	29,261
		69,394
Media – 2.9%
AMC Networks, Inc., Class A*	306	14,296
Arbitron, Inc.	867	31,524
Belo Corp., Class A	7,344	54,933
Cablevision Systems Corp., Class A	1,428	24,876
Carmike Cinemas, Inc.*	255	3,473
CBS Corp., Class B	3,876	125,582
Charter Communications, Inc., Class A*	255	19,740

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	45

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Cinemark Holdings, Inc.	8,007	$197,693
Clear Channel Outdoor Holdings, Inc., Class A*	255	1,698
Comcast Corp., Class A	16,575	621,728
Cumulus Media, Inc., Class A*	4,998	12,295
Digital Generation, Inc.*	1,785	16,601
DIRECTV*	4,029	205,922
Discovery Communications, Inc., Class A*	1,479	87,291
DISH Network Corp., Class A	969	34,526
DreamWorks Animation SKG, Inc., Class A*	2,193	44,671
E.W. Scripps Co., Class A*	1,020	10,822
Entercom Communications Corp., Class A*	2,040	13,280
Fisher Communications, Inc.	306	7,723
Gannett Co., Inc.	1,122	18,962
Harte-Hanks, Inc.	3,468	19,317
The Interpublic Group of Cos., Inc.	2,856	28,846
John Wiley & Sons, Inc., Class A	306	13,274
Journal Communications, Inc., Class A*	3,162	17,739
Lamar Advertising Co., Class A*	918	36,032
Liberty Global, Inc., Class A*	1,428	85,723
Liberty Media Corp. – Liberty Capital, Class A*	714	79,732
LIN TV Corp., Class A*	2,550	14,306
Lions Gate Entertainment Corp.*	2,754	45,937
Live Nation Entertainment, Inc.*	12,189	111,529
The Madison Square Garden Co., Class A*	1,989	81,867
Martha Stewart Living Omnimedia, Class A	918	2,653
The McClatchy Co., Class A*	3,927	11,192
The McGraw-Hill Cos., Inc.	1,632	90,217
Meredith Corp.	2,805	93,883
Morningstar, Inc.	153	9,636
National CineMedia, Inc.	2,091	32,327
The New York Times Co., Class A*	9,639	78,847
News Corp., Class A	12,699	303,760
Omnicom Group, Inc.	1,734	83,076
Pandora Media, Inc.*	3,111	26,101

	Shares	Value
Media – (continued)
ReachLocal, Inc.*	714	$8,811
Regal Entertainment Group, Class A	2,550	39,168
Rentrak Corp.*	255	4,332
Scholastic Corp.	1,989	65,617
Scripps Networks Interactive, Inc., Class A	561	34,064
Sinclair Broadcast Group, Inc., Class A	3,978	50,123
Sirius XM Radio, Inc.*	24,174	67,687
Time Warner Cable, Inc.	1,989	197,130
Time Warner, Inc.	4,539	197,220
Valassis Communications, Inc.*	3,213	83,602
Viacom, Inc., Class B	3,111	159,501
Virgin Media, Inc.	1,530	50,092
The Walt Disney Co.	11,169	548,063
The Washington Post Co., Class B	51	17,009
World Wrestling Entertainment, Inc., Class A	2,295	18,567
		4,354,616
Metals & Mining – 1.3%
A.M. Castle & Co.*	1,326	16,111
AK Steel Holding Corp.	8,670	43,697
Alcoa, Inc.	7,446	63,812
Allegheny Technologies, Inc.	459	12,095
Allied Nevada Gold Corp.*	510	18,829
AMCOL International Corp.	867	27,380
Carpenter Technology Corp.	408	19,833
Century Aluminum Co.*	2,091	14,951
Cliffs Natural Resources, Inc.	714	25,897
Coeur d’Alene Mines Corp.*	6,936	214,392
Commercial Metals Co.	8,874	122,106
Compass Minerals International, Inc.	1,173	92,491
Freeport-McMoRan Copper & Gold, Inc.	4,080	158,630
General Moly, Inc.*	2,091	7,737
Globe Specialty Metals, Inc.	2,550	38,326
Gold Resource Corp.	1,173	19,613
Golden Minerals Co.*	1,428	6,240
Haynes International, Inc.	408	20,677
Hecla Mining Co.	22,848	150,340
Horsehead Holding Corp.*	1,377	12,462
Kaiser Aluminum Corp.	510	30,896

See Accompanying Notes to the Financial Statements.

46	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Materion Corp.	1,581	$33,122
McEwen Mining, Inc.*	9,588	46,598
Metals USA Holdings Corp.*	1,020	14,872
Midway Gold Corp.*	2,856	4,855
Molycorp, Inc.*	357	3,713
Newmont Mining Corp.	2,601	141,884
Noranda Aluminum Holding Corp.	6,069	37,203
Nucor Corp.	1,530	61,399
Olympic Steel, Inc.	816	14,688
Paramount Gold and Silver Corp.*	3,672	9,767
Reliance Steel & Aluminum Co.	357	19,399
Royal Gold, Inc.	357	31,445
RTI International Metals, Inc.*	969	22,083
Schnitzer Steel Industries, Inc., Class A	1,887	53,798
Steel Dynamics, Inc.	1,020	12,903
Stillwater Mining Co.*	8,874	92,378
SunCoke Energy, Inc.*	5,304	85,235
Titanium Metals Corp.	510	5,972
United States Steel Corp.	867	17,678
Universal Stainless & Alloy*	204	7,018
US Silica Holdings, Inc.*	357	4,570
Walter Energy, Inc.	306	10,698
Worthington Industries, Inc.	4,131	89,312
		1,937,105
Multiline Retail – 0.6%
Big Lots, Inc.*	4,947	144,106
Dillard’s, Inc., Class A	153	11,781
Dollar General Corp.*	1,530	74,389
Dollar Tree, Inc.*	1,530	61,001
Family Dollar Stores, Inc.	714	47,095
Fred’s, Inc., Class A	2,550	34,552
Gordmans Stores, Inc.*	153	2,304
J.C. Penney Co., Inc.	918	22,041
Kohl’s Corp.	1,479	78,801
Macy’s, Inc.	2,652	100,962
Nordstrom, Inc.	969	55,010
Saks, Inc.*	3,927	40,370
Sears Canada, Inc.*	107	1,164
Sears Holdings Corp.*	255	15,981
Target Corp.	3,723	237,341

	Shares	Value
Multiline Retail – (continued)
Tuesday Morning Corp.*	3,315	$19,791
		946,689
Multi-Utilities – 1.0%
Alliant Energy Corp.	510	22,797
Ameren Corp.	1,122	36,891
Avista Corp.	4,488	114,085
Black Hills Corp.	3,570	127,699
CenterPoint Energy, Inc.	2,193	47,522
CH Energy Group, Inc.	612	39,798
CMS Energy Corp.	1,224	29,768
Consolidated Edison, Inc.	1,581	95,461
Dominion Resources, Inc.	3,774	199,192
DTE Energy Co.	816	50,674
Integrys Energy Group, Inc.	357	19,292
MDU Resources Group, Inc.	1,122	24,381
NiSource, Inc.	1,326	33,773
NorthWestern Corp.	2,754	98,621
PG&E Corp.	2,040	86,741
Public Service Enterprise Group, Inc.	2,397	76,800
SCANA Corp.	561	27,534
Sempra Energy	1,071	74,702
TECO Energy, Inc.	969	17,316
Vectren Corp.	6,222	183,985
Wisconsin Energy Corp.	1,428	54,935
		1,461,967
Office Electronics – 0.1%
Xerox Corp.	6,681	43,026
Zebra Technologies Corp., Class A*	1,734	62,302
		105,328
Oil, Gas & Consumable Fuels – 5.8%
Abraxas Petroleum Corp.*	2,907	6,017
Alon USA Energy, Inc.	1,275	16,741
Alpha Natural Resources, Inc.*	1,071	9,178
Amyris, Inc.*	663	1,704
Anadarko Petroleum Corp.	3,264	224,596
Apache Corp.	1,989	164,590
Apco Oil and Gas International, Inc.	561	7,130
Approach Resources, Inc.*	1,275	31,403
Arch Coal, Inc.	17,238	137,214
Berry Petroleum Co., Class A	3,162	121,769

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	47

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Bill Barrett Corp.*	1,887	$43,231
BPZ Resources, Inc.*	3,366	9,694
Cabot Oil & Gas Corp.	1,326	62,295
Callon Petroleum Co.*	3,213	18,378
Carrizo Oil & Gas, Inc.*	1,122	30,092
Cheniere Energy, Inc.*	7,242	116,524
Chesapeake Energy Corp.	1,887	38,231
Chevron Corp.	9,690	1,067,935
Cimarex Energy Co.	408	23,329
Clayton Williams Energy, Inc.*	255	10,799
Clean Energy Fuels Corp.*	2,550	29,197
Cloud Peak Energy, Inc.*	4,743	100,077
Cobalt International Energy, Inc.*	1,122	23,349
Comstock Resources, Inc.*	1,530	26,194
Concho Resources, Inc.*	663	57,098
ConocoPhillips	6,069	351,092
CONSOL Energy, Inc.	1,224	43,036
Contango Oil & Gas Co.*	459	22,564
Continental Resources, Inc.*	357	25,654
Crimson Exploration, Inc.*	510	1,846
Crosstex Energy, Inc.	3,417	46,745
CVR Energy, Inc.*	1,071	39,359
Delek US Holdings, Inc.	1,173	30,205
Denbury Resources, Inc.*	2,448	37,528
Devon Energy Corp.	1,326	77,186
Emerald Oil, Inc.*	319	1,725
Endeavour International Corp.*	1,224	8,886
Energen Corp.	459	21,412
Energy XXI Bermuda Ltd.	408	13,505
EOG Resources, Inc.	1,734	201,994
EPL Oil & Gas, Inc.*	2,346	50,767
EQT Corp.	1,020	61,843
Evolution Petroleum Corp.*	663	5,437
EXCO Resources, Inc.	5,202	42,136
Exxon Mobil Corp.	22,746	2,073,753
Forest Oil Corp.*	10,098	76,543
FX Energy, Inc.*	1,683	8,129
Gevo, Inc.*	255	515
Goodrich Petroleum Corp.*	867	10,690
Green Plains Renewable Energy, Inc.*	1,785	13,798

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Gulfport Energy Corp.*	1,581	$52,458
Halcon Resources Corp.*	2,142	13,859
Harvest Natural Resources, Inc.*	2,907	25,378
Hess Corp.	1,479	77,293
HollyFrontier Corp.	918	35,462
Hyperdynamics Corp.*	4,386	3,816
James River Coal Co.*	3,417	17,119
Kinder Morgan, Inc.	3,978	138,076
Kodiak Oil & Gas Corp.*	8,721	80,582
Laredo Petroleum Holdings, Inc.*	306	6,209
Magnum Hunter Resources Corp.*	5,406	20,651
Marathon Oil Corp.	3,366	101,182
Marathon Petroleum Corp.	1,683	92,447
Matador Resources Co.*	1,938	17,113
McMoRan Exploration Co.*	3,621	43,198
Midstates Petroleum Co., Inc.*	867	5,349
Miller Energy Resources, Inc.*	1,122	5,071
Murphy Oil Corp.	918	55,080
Newfield Exploration Co.*	663	17,981
Noble Energy, Inc.	1,224	116,292
Nordic American Tankers Ltd.	4,080	34,272
Northern Oil and Gas, Inc.*	1,989	30,153
Oasis Petroleum, Inc.*	459	13,481
Occidental Petroleum Corp.	3,060	241,618
Overseas Shipholding Group, Inc.	2,091	2,342
Panhandle Oil and Gas, Inc., Class A	357	9,668
PDC Energy, Inc.*	1,020	30,875
Peabody Energy Corp.	1,326	36,995
Penn Virginia Corp.	3,519	15,906
Petroquest Energy, Inc.*	1,887	11,511
Phillips 66	3,111	146,715
Pioneer Natural Resources Co.	816	86,210
Plains Exploration & Production Co.*	765	27,280
QEP Resources, Inc.	1,071	31,059
Quicksilver Resources, Inc.*	9,588	37,106
Range Resources Corp.	1,020	66,667
Rentech, Inc.*	7,038	18,158
Resolute Energy Corp.*	1,632	14,492
REX American Resources Corp.*	612	10,777
Rex Energy Corp.*	1,836	24,309
Rosetta Resources, Inc.*	1,734	79,833

See Accompanying Notes to the Financial Statements.

48	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Sanchez Energy Corp.*	357	$6,447
SandRidge Energy, Inc.*	2,346	14,592
SemGroup Corp., Class A*	1,428	55,178
Ship Finance International Ltd.	3,978	61,182
SM Energy Co.	408	21,999
Solazyme, Inc.*	1,071	8,675
Southwestern Energy Co.*	2,397	83,176
Spectra Energy Corp.	4,335	125,151
Stone Energy Corp.*	3,774	89,029
Swift Energy Co.*	1,377	23,010
Targa Resources Corp.	1,020	51,949
Teekay Corp.	1,734	53,078
Tesoro Corp.	663	25,002
Ultra Petroleum Corp.*	918	20,940
Uranium Energy Corp.*	2,346	5,537
Vaalco Energy, Inc.*	4,386	35,834
Valero Energy Corp.	2,703	78,657
W&T Offshore, Inc.	2,805	47,545
Warren Resources, Inc.*	6,222	17,733
Western Refining, Inc.	4,692	116,690
Whiting Petroleum Corp.*	714	30,002
The Williams Cos., Inc.	4,080	142,759
World Fuel Services Corp.	357	12,388
WPX Energy, Inc.*	969	16,415
		8,680,124
Paper & Forest Products – 0.5%
Buckeye Technologies, Inc.	3,111	81,508
Clearwater Paper Corp.*	1,785	70,579
Deltic Timber Corp.	408	27,687
Domtar Corp.	204	16,269
International Paper Co.	1,938	69,438
KapStone Paper and Packaging Corp.*	3,264	71,710
Louisiana-Pacific Corp.*	4,233	66,839
MeadWestvaco Corp.	816	24,227
Mercer International, Inc.*	1,428	9,982
Neenah Paper, Inc.	1,173	30,381
PH Glatfelter Co.	3,570	63,582
Resolute Forest Products, Inc.*	7,497	91,463
Schweitzer-Mauduit International, Inc.	2,448	85,753

	Shares	Value
Paper & Forest Products – (continued)
Wausau Paper Corp.	1,632	$13,497
		722,915
Personal Products – 0.2%
Avon Products, Inc.	2,754	42,659
Elizabeth Arden, Inc.*	867	40,905
The Estee Lauder Cos., Inc., Class A	1,428	87,993
Herbalife Ltd.	714	36,664
Inter Parfums, Inc.	1,224	22,350
Medifast, Inc.*	1,173	29,935
Nature’s Sunshine Products, Inc.	510	8,767
Nu Skin Enterprises, Inc., Class A	408	19,311
Prestige Brands Holdings, Inc.*	1,836	31,928
Revlon, Inc., Class A*	918	14,137
Schiff Nutrition International, Inc.*	408	13,807
USANA Health Sciences, Inc.*	561	24,202
		372,658
Pharmaceuticals – 3.4%
Abbott Laboratories	9,996	654,938
Akorn, Inc.*	2,091	25,113
Allergan, Inc.	1,887	169,679
Auxilium Pharmaceuticals, Inc.*	1,530	31,334
AVANIR Pharmaceuticals, Inc., Class A*	3,978	11,377
Bristol-Myers Squibb Co.	10,557	351,020
Cadence Pharmaceuticals, Inc.*	1,224	4,333
Corcept Therapeutics, Inc.*	1,938	4,845
Depomed, Inc.*	1,071	6,051
Eli Lilly & Co.	4,896	238,092
Endo Health Solutions, Inc.*	510	14,617
Endocyte, Inc.*	867	8,297
Forest Laboratories, Inc.*	1,428	48,138
Hi-Tech Pharmacal Co., Inc.*	765	23,983
Hospira, Inc.*	1,020	31,304
Impax Laboratories, Inc.*	2,193	46,601
Jazz Pharmaceuticals PLC*	459	24,662
Johnson & Johnson	17,340	1,228,019
MAP Pharmaceuticals, Inc.*	816	12,583
The Medicines Co.*	2,499	54,778
Medicis Pharmaceutical Corp., Class A	1,989	86,342
Merck & Co., Inc.	14,841	677,195

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	49

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Mylan, Inc.*	2,040	$51,694
Nektar Therapeutics*	3,621	32,589
Obagi Medical Products, Inc.*	612	7,546
Omeros Corp.*	459	4,315
Optimer Pharmaceuticals, Inc.*	1,326	12,650
Pacira Pharmaceuticals, Inc.*	561	8,909
Pain Therapeutics, Inc.*	1,224	5,716
Perrigo Co.	510	58,655
Pfizer, Inc.	36,210	900,543
Pozen, Inc.*	612	3,666
Questcor Pharmaceuticals, Inc.	663	16,893
Sagent Pharmaceuticals, Inc.*	510	7,691
Salix Pharmaceuticals Ltd.*	204	7,964
Santarus, Inc.*	2,652	24,213
Sciclone Pharmaceuticals, Inc.*	1,530	8,430
ViroPharma, Inc.*	2,448	61,812
Vivus, Inc.*	3,417	50,913
Warner Chilcott PLC, Class A	816	9,449
Watson Pharmaceuticals, Inc.*	714	61,368
XenoPort, Inc.*	1,122	9,234
		5,097,551
Professional Services – 0.5%
Acacia Research Corp.*	1,632	42,383
The Advisory Board Co.*	1,020	48,450
Barrett Business Services, Inc.	51	1,521
CBIZ, Inc.*	3,366	18,580
CDI Corp.	408	7,014
The Corporate Executive Board Co.	1,122	50,445
CRA International, Inc.*	867	14,514
The Dolan Co.*	2,193	10,154
The Dun & Bradstreet Corp.	255	20,665
Equifax, Inc.	765	38,281
Exponent, Inc.*	459	25,236
FTI Consulting, Inc.*	3,213	83,409
GP Strategies Corp.*	663	12,763
Heidrick & Struggles International, Inc.	561	6,642
Hill International, Inc.*	1,122	3,804
Hudson Global, Inc.*	2,550	10,302
Huron Consulting Group, Inc.*	714	20,599
ICF International, Inc.*	1,530	28,076

	Shares	Value
Professional Services – (continued)
IHS, Inc., Class A*	306	$25,823
Insperity, Inc.	765	19,974
Kelly Services, Inc., Class A	2,346	31,178
Kforce, Inc.*	1,275	14,216
Korn/Ferry International*	3,723	49,851
Manpower, Inc.	459	17,414
Mistras Group, Inc.*	510	11,266
Navigant Consulting, Inc.*	1,938	20,136
Nielsen Holdings N.V.*	969	28,023
Odyssey Marine Exploration, Inc.*	2,346	6,780
On Assignment, Inc.*	1,173	22,381
Resources Connection, Inc.	1,428	17,622
Robert Half International, Inc.	918	24,685
RPX Corp.*	765	8,055
Towers Watson & Co., Class A	255	13,696
TrueBlue, Inc.*	1,377	17,970
Verisk Analytics, Inc., Class A*	765	39,015
		810,923
Real Estate Investment Trusts (REITs) – 5.4%
Acadia Realty Trust	1,275	32,742
Agree Realty Corp.	714	18,021
Alexander’s, Inc.	102	45,284
Alexandria Real Estate Equities, Inc.	357	25,143
American Assets Trust, Inc.	969	26,328
American Campus Communities, Inc.	459	20,797
American Capital Agency Corp.	1,632	53,889
American Realty Capital Trust, Inc.	12,801	144,267
American Tower Corp.	2,448	184,310
Annaly Capital Management, Inc.	3,315	53,504
Anworth Mortgage Asset Corp.	10,200	62,628
Apartment Investment & Management Co., Class A	765	20,418
Apollo Commercial Real Estate Finance, Inc.	1,581	26,735
ARMOUR Residential REIT, Inc.	22,746	163,771
Ashford Hospitality Trust, Inc.	5,253	45,123
Associated Estates Realty Corp.	2,652	39,753
AvalonBay Communities, Inc.	612	82,963
BioMed Realty Trust, Inc.	2,295	43,880
Boston Properties, Inc.	1,020	108,426
Brandywine Realty Trust	11,271	130,744
BRE Properties, Inc.	459	22,193

See Accompanying Notes to the Financial Statements.

50	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Camden Property Trust	459	$30,124
Campus Crest Communities, Inc.	969	10,746
CapLease, Inc.	5,202	26,686
Capstead Mortgage Corp.	7,854	96,761
CBL & Associates Properties, Inc.	2,601	58,184
Cedar Realty Trust, Inc.	3,315	17,536
Chatham Lodging Trust	408	5,284
Chesapeake Lodging Trust	1,020	19,227
Chimera Investment Corp.	4,947	13,208
Colonial Properties Trust	2,805	60,672
Colony Financial, Inc.	2,550	51,025
CommonWealth REIT	6,426	88,100
Coresite Realty Corp.	1,530	34,777
Corporate Office Properties Trust	2,703	67,440
Cousins Properties, Inc.	5,763	48,467
CreXus Investment Corp.	6,120	68,850
CubeSmart	3,621	47,507
CYS Investments, Inc.	12,903	173,158
DCT Industrial Trust, Inc.	7,854	50,658
DDR Corp.	1,377	21,151
DiamondRock Hospitality Co.	7,344	62,277
Digital Realty Trust, Inc.	765	46,994
Douglas Emmett, Inc.	969	22,723
Duke Realty Corp.	1,530	22,154
DuPont Fabros Technology, Inc.	1,989	42,684
EastGroup Properties, Inc.	867	45,136
Education Realty Trust, Inc.	4,284	45,110
Entertainment Properties Trust	1,530	68,008
Equity Lifestyle Properties, Inc.	306	20,603
Equity One, Inc.	1,938	40,504
Equity Residential	1,989	114,188
Essex Property Trust, Inc.	255	38,250
Excel Trust, Inc.	1,173	14,428
Extra Space Storage, Inc.	1,530	52,770
Federal Realty Investment Trust	408	43,995
FelCor Lodging Trust, Inc.*	3,978	17,503
First Industrial Realty Trust, Inc.*	2,550	34,042
First Potomac Realty Trust	1,581	18,830
Franklin Street Properties Corp.	2,346	26,768
General Growth Properties, Inc.	2,907	57,152
Getty Realty Corp.	2,244	41,088
Gladstone Commercial Corp.	663	12,219
Glimcher Realty Trust	5,049	53,873

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Government Properties Income Trust	1,632	$36,214
Gramercy Capital Corp./NY*	3,315	9,647
Hatteras Financial Corp.	7,701	210,006
HCP, Inc.	2,703	119,743
Health Care REIT, Inc.	1,479	87,897
Healthcare Realty Trust, Inc.	2,958	69,483
Hersha Hospitality Trust	4,437	20,277
Highwoods Properties, Inc.	2,652	85,527
Home Properties, Inc.	765	46,504
Hospitality Properties Trust	765	17,687
Host Hotels & Resorts, Inc.	4,335	62,684
Hudson Pacific Properties, Inc.	1,989	37,731
Inland Real Estate Corp.	1,989	16,250
Invesco Mortgage Capital, Inc.	8,925	191,263
Investors Real Estate Trust	5,304	44,660
iStar Financial, Inc.*	2,754	24,042
Kilroy Realty Corp.	612	27,179
Kimco Realty Corp.	2,499	48,780
Kite Realty Group Trust	1,887	10,322
LaSalle Hotel Properties	2,958	70,814
Lexington Realty Trust	4,386	41,623
Liberty Property Trust	714	25,076
LTC Properties, Inc.	969	31,987
The Macerich Co.	867	49,419
Mack-Cali Realty Corp.	3,009	78,204
Medical Properties Trust, Inc.	4,641	53,279
MFA Financial, Inc.	27,489	224,585
Mid-America Apartment Communities, Inc.	1,377	89,106
Mission West Properties, Inc.	867	7,179
Monmouth Real Estate Investment Corp., Class A	1,020	11,322
National Health Investors, Inc.	765	40,859
National Retail Properties, Inc.	3,417	108,251
NorthStar Realty Finance Corp.	8,823	57,967
Omega Healthcare Investors, Inc.	3,264	74,876
One Liberty Properties, Inc.	357	6,744
Parkway Properties, Inc.	1,683	23,175
Pebblebrook Hotel Trust	1,632	34,631
Pennsylvania Real Estate Investment Trust	4,284	70,815
PennyMac Mortgage Investment Trust	4,233	107,688

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	51

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Piedmont Office Realty Trust, Inc., Class A	1,071	$19,064
Plum Creek Timber Co., Inc.	1,020	44,778
Post Properties, Inc.	1,734	84,637
Potlatch Corp.	1,275	49,062
Prologis, Inc.	2,805	96,183
PS Business Parks, Inc.	612	39,248
Public Storage	918	127,262
RAIT Financial Trust	1,224	6,830
Ramco-Gershenson Properties Trust	1,224	15,863
Rayonier, Inc.	765	37,493
Realty Income Corp.	765	30,042
Redwood Trust, Inc.	2,448	38,164
Regency Centers Corp.	561	26,939
Resource Capital Corp.	7,905	46,323
Retail Opportunity Investments Corp.	1,326	16,787
Retail Properties of America, Inc., Class A	969	11,861
RLJ Lodging Trust	3,723	66,344
Rouse Properties, Inc.	459	6,913
Sabra Health Care REIT, Inc.	1,326	29,464
Saul Centers, Inc.	255	11,034
Select Income	153	3,781
Senior Housing Properties Trust	1,428	31,387
Simon Property Group, Inc.	1,836	279,458
SL Green Realty Corp.	510	38,403
Sovran Self Storage, Inc.	867	50,113
STAG Industrial, Inc.	2,397	41,516
Starwood Property Trust, Inc.	9,180	210,406
Strategic Hotels & Resorts, Inc.*	5,916	32,479
Summit Hotel Properties, Inc.	3,876	32,016
Sun Communities, Inc.	816	34,256
Sunstone Hotel Investors, Inc.*	5,559	54,923
Tanger Factory Outlet Centers	3,162	99,508
Taubman Centers, Inc.	306	24,036
Terreno Realty Corp.	918	14,009
Two Harbors Investment Corp.	21,420	255,541
UDR, Inc.	1,734	42,084
Universal Health Realty Income Trust	357	17,650
Urstadt Biddle Properties, Inc., Class A	663	12,557
Ventas, Inc.	1,785	112,937

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Vornado Realty Trust	1,122	$89,996
Washington Real Estate Investment Trust	2,499	64,249
Weingarten Realty Investors	714	19,278
Weyerhaeuser Co.	3,264	90,380
Whitestone	816	10,992
Winthrop Realty Trust	816	8,927
		8,130,448
Real Estate Management & Development – 0.2%
AV Homes, Inc.*	306	4,498
CBRE Group, Inc., Class A*	1,785	32,166
Forest City Enterprises, Inc., Class A*	4,437	71,214
Forestar Group, Inc.*	1,122	17,963
The Howard Hughes Corp.*	969	67,830
Jones Lang LaSalle, Inc.	255	19,824
Kennedy-Wilson Holdings, Inc.	1,071	15,208
The St. Joe Co.*	3,162	62,608
Tejon Ranch Co.*	459	13,742
Zillow, Inc., Class A*	408	15,243
		320,296
Road & Rail – 1.2%
Amerco, Inc.	561	64,818
Arkansas Best Corp.	1,989	16,012
Avis Budget Group, Inc.*	8,670	143,315
Celadon Group, Inc.	714	12,209
Con-way, Inc.	1,785	51,961
CSX Corp.	6,426	131,540
Dollar Thrifty Automotive Group, Inc.*	846	65,142
Genesee & Wyoming, Inc., Class A*	1,479	107,183
Heartland Express, Inc.	1,785	24,901
Hertz Global Holdings, Inc.*	1,479	19,626
J.B. Hunt Transport Services, Inc.	612	35,924
Kansas City Southern	663	53,345
Knight Transportation, Inc.	1,836	27,760
Landstar System, Inc.	1,530	77,495
Marten Transport Ltd.	510	9,435
Norfolk Southern Corp.	2,142	131,412
Old Dominion Freight Line, Inc.*	2,397	80,395
Quality Distribution, Inc.*	510	4,386

See Accompanying Notes to the Financial Statements.

52	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Road & Rail – (continued)
Roadrunner Transportation Systems, Inc.*	357	$6,223
Ryder System, Inc.	4,080	184,090
Saia, Inc.*	510	11,526
Swift Transportation Co.*	7,038	68,621
Union Pacific Corp.	3,009	370,197
Werner Enterprises, Inc.	1,632	37,797
Zipcar, Inc.*	867	5,436
		1,740,749
Semiconductors & Semiconductor Equipment – 2.4%
Advanced Energy Industries, Inc.*	2,550	30,116
Advanced Micro Devices, Inc.*	3,519	7,214
Altera Corp.	1,989	60,625
Amkor Technology, Inc.*	5,814	25,116
ANADIGICS, Inc.*	2,142	3,127
Analog Devices, Inc.	1,836	71,806
Applied Materials, Inc.	6,273	66,494
Applied Micro Circuits Corp.*	2,040	11,832
Atmel Corp.*	2,652	12,372
ATMI, Inc.*	1,020	20,145
Avago Technologies Ltd.	1,377	45,482
Axcelis Technologies, Inc.*	8,007	7,338
AXT, Inc.*	2,703	8,677
Broadcom Corp., Class A*	3,111	98,105
Brooks Automation, Inc.	4,437	32,035
Cabot Microelectronics Corp.	765	22,797
Cavium, Inc.*	1,836	60,918
Ceva, Inc.*	765	11,590
Cirrus Logic, Inc.*	2,244	91,465
Cohu, Inc.	1,734	15,259
Cree, Inc.*	663	20,109
Cymer, Inc.*	1,071	85,348
Cypress Semiconductor Corp.*	5,151	51,046
Diodes, Inc.*	1,122	17,010
DSP Group, Inc.*	1,122	6,171
Entegris, Inc.*	4,488	36,846
Entropic Communications, Inc.*	6,630	31,890
Exar Corp.*	1,224	10,465
Fairchild Semiconductor International, Inc.*	1,938	22,791
First Solar, Inc.*	4,896	119,022

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
FormFactor, Inc.*	1,632	$7,442
Freescale Semiconductor Ltd.*	1,173	10,487
GT Advanced Technologies, Inc.*	9,741	42,276
Hittite Microwave Corp.*	918	51,996
Inphi Corp.*	663	5,549
Integrated Device Technology, Inc.*	4,641	25,247
Integrated Silicon Solution, Inc.*	2,091	17,878
Intel Corp.	24,888	538,203
Intermolecular, Inc.*	561	3,933
International Rectifier Corp.*	2,244	34,760
Intersil Corp., Class A	3,978	28,045
IXYS Corp.*	816	7,768
KLA-Tencor Corp.	816	37,960
Kopin Corp.*	2,142	8,054
Kulicke & Soffa Industries, Inc.*	5,610	57,559
Lam Research Corp.*	1,173	41,524
Lattice Semiconductor Corp.*	4,335	16,820
Linear Technology Corp.	1,275	39,857
LSI Corp.*	3,519	24,105
LTX-Credence Corp.*	1,785	9,942
M/A-COM Technology Solutions Holdings, Inc.*	153	1,911
Magnachip Semiconductor Corp.*	1,836	20,655
Marvell Technology Group Ltd.	3,009	23,741
Mattson Technology, Inc.*	1,632	1,465
Maxim Integrated Products, Inc.	1,785	49,132
MaxLinear, Inc., Class A*	561	3,186
MEMC Electronic Materials, Inc.*	17,697	44,596
Micrel, Inc.	1,632	15,814
Microchip Technology, Inc.	1,173	36,774
Micron Technology, Inc.*	5,049	27,391
Microsemi Corp.*	3,111	59,731
Mindspeed Technologies, Inc.*	1,122	3,826
MIPS Technologies, Inc.*	1,632	11,408
MKS Instruments, Inc.	4,029	95,205
Monolithic Power Systems, Inc.*	1,071	20,810
MoSys, Inc.*	1,989	8,036
Nanometrics, Inc.*	816	11,228
NVE Corp.*	153	7,925
NVIDIA Corp.*	3,672	43,954
OmniVision Technologies, Inc.*	4,641	66,366
ON Semiconductor Corp.*	5,253	32,306
PDF Solutions, Inc.*	867	11,479

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	53

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Pericom Semiconductor Corp.*	816	$6,308
Photronics, Inc.*	4,539	22,196
PLX Technology, Inc.*	1,020	4,417
PMC – Sierra, Inc.*	1,734	8,115
Power Integrations, Inc.	918	27,154
Rambus, Inc.*	3,315	16,045
RF Micro Devices, Inc.*	8,823	38,909
Rubicon Technology, Inc.*	1,020	8,864
Rudolph Technologies, Inc.*	2,193	20,855
Semtech Corp.*	2,091	52,212
Sigma Designs, Inc.*	1,938	11,512
Silicon Image, Inc.*	2,601	11,444
Silicon Laboratories, Inc.*	1,428	57,720
Skyworks Solutions, Inc.*	1,122	26,255
Spansion, Inc., Class A*	1,581	17,533
STR Holdings, Inc.*	3,264	7,018
SunPower Corp.*	3,264	14,068
Supertex, Inc.*	357	6,822
Teradyne, Inc.*	918	13,421
Tessera Technologies, Inc.	3,927	55,646
Texas Instruments, Inc.	7,089	199,130
TriQuint Semiconductor, Inc.*	8,874	41,708
Ultra Clean Holdings, Inc.*	1,734	8,028
Ultratech, Inc.*	816	25,223
Veeco Instruments, Inc.*	1,785	54,800
Volterra Semiconductor Corp.*	765	13,900
Xilinx, Inc.	1,632	53,464
		3,532,322
Software – 3.3%
Accelrys, Inc.*	1,785	15,976
ACI Worldwide, Inc.*	1,377	53,841
Activision Blizzard, Inc.	2,703	29,436
Actuate Corp.*	1,530	8,155
Adobe Systems, Inc.*	3,060	104,040
Advent Software, Inc.*	1,071	23,241
American Software, Inc./Georgia, Class A	1,122	9,189
ANSYS, Inc.*	561	39,764
Aspen Technology, Inc.*	3,060	75,827
Autodesk, Inc.*	1,428	45,468
Blackbaud, Inc.	1,428	33,944

	Shares	Value
Software – (continued)
BMC Software, Inc.*	969	$39,438
Bottomline Technologies, Inc.*	1,326	31,028
BroadSoft, Inc.*	867	33,137
CA, Inc.	1,989	44,792
Cadence Design Systems, Inc.*	2,040	25,826
Callidus Software, Inc.*	1,071	4,969
Check Point Software Technologies Ltd.*	1,071	47,692
Citrix Systems, Inc.*	1,173	72,503
CommVault Systems, Inc.*	1,479	92,393
Compuware Corp.*	6,987	60,507
Comverse Technology, Inc.*	6,831	44,605
Concur Technologies, Inc.*	306	20,266
Digimarc Corp.	204	4,007
Ebix, Inc.	1,071	23,337
Electronic Arts, Inc.*	2,040	25,194
Ellie Mae, Inc.*	357	8,925
EPIQ Systems, Inc.	2,346	28,645
FactSet Research Systems, Inc.	255	23,090
Fair Isaac Corp.	1,224	57,038
Fortinet, Inc.*	714	13,830
Glu Mobile, Inc.*	1,326	4,203
Guidance Software, Inc.*	459	5,591
Guidewire Software, Inc.*	765	23,440
Imperva, Inc.*	255	8,040
Informatica Corp.*	663	17,994
Interactive Intelligence Group, Inc.*	459	14,555
Intuit, Inc.	1,734	103,034
JDA Software Group, Inc.*	1,377	52,519
Jive Software, Inc.*	459	5,141
Kenexa Corp.*	765	35,159
Manhattan Associates, Inc.*	663	39,780
Mentor Graphics Corp.*	2,958	45,908
MICROS Systems, Inc.*	510	23,149
Microsoft Corp.	48,246	1,376,700
MicroStrategy, Inc., Class A*	255	24,090
Mitek Systems, Inc.*	867	2,766
Monotype Imaging Holdings, Inc.	1,122	17,178
Net 1 UEPS Technologies, Inc.*	3,111	27,532
Netscout Systems, Inc.*	1,122	27,747
NetSuite, Inc.*	408	25,912
Nuance Communications, Inc.*	1,428	31,787
Opnet Technologies, Inc.	459	19,475

See Accompanying Notes to the Financial Statements.

54	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
Oracle Corp.	22,695	$704,680
Parametric Technology Corp.*	3,978	80,276
Pegasystems, Inc.	510	11,970
Progress Software Corp.*	2,142	42,240
Proofpoint, Inc.*	102	1,347
PROS Holdings, Inc.*	663	12,816
QLIK Technologies, Inc.*	2,703	49,762
RealPage, Inc.*	1,275	27,833
Red Hat, Inc.*	1,173	57,676
Rosetta Stone, Inc.*	408	4,778
Rovi Corp.*	663	8,970
Salesforce.com, Inc.*	816	119,120
Seachange International, Inc.*	918	8,308
SolarWinds, Inc.*	612	30,961
Solera Holdings, Inc.	459	21,486
Sourcefire, Inc.*	918	39,281
Splunk, Inc.*	357	10,014
SS&C Technologies Holdings, Inc.*	1,071	25,736
Symantec Corp.*	4,131	75,143
Synchronoss Technologies, Inc.*	969	19,855
Synopsys, Inc.*	918	29,560
Take-Two Interactive Software, Inc.*	6,936	77,336
Tangoe, Inc.*	918	11,861
TeleNav, Inc.*	1,632	11,489
TIBCO Software, Inc.*	1,020	25,714
TiVo, Inc.*	3,876	39,341
Tyler Technologies, Inc.*	1,020	48,766
Ultimate Software Group, Inc.*	816	82,710
VASCO Data Security International, Inc.*	867	6,138
Verint Systems, Inc.*	714	19,471
VirnetX Holding Corp.*	1,377	41,379
VMware, Inc., Class A*	510	43,233
Websense, Inc.*	1,275	16,856
		4,877,909
Specialty Retail – 2.9%
Aaron’s, Inc.	2,244	69,183
Abercrombie & Fitch Co., Class A	510	15,596
Advance Auto Parts, Inc.	459	32,561
Aeropostale, Inc.*	2,652	31,691
American Eagle Outfitters, Inc.	1,020	21,287

	Shares	Value
Specialty Retail – (continued)
America’s Car-Mart, Inc.*	612	$25,618
ANN, Inc.*	1,632	57,381
Asbury Automotive Group, Inc.*	2,244	71,180
Ascena Retail Group, Inc.*	2,244	44,431
AutoNation, Inc.*	306	13,586
AutoZone, Inc.*	204	76,500
Barnes & Noble, Inc.*	3,162	53,248
bebe stores, inc.	1,173	4,751
Bed Bath & Beyond, Inc.*	1,377	79,425
Best Buy Co., Inc.	1,428	21,720
Big 5 Sporting Goods Corp.	1,479	13,208
Body Central Corp.*	408	4,076
Brown Shoe Co., Inc.	3,417	53,920
The Buckle, Inc.	867	39,162
Cabela’s, Inc.*	1,989	89,127
CarMax, Inc.*	1,377	46,474
Casual Male Retail Group, Inc.*	3,315	12,796
The Cato Corp., Class A	2,142	60,790
Chico’s FAS, Inc.	5,610	104,346
The Children’s Place Retail Stores, Inc.*	816	47,679
Citi Trends, Inc.*	1,020	12,526
Conn’s, Inc.*	969	24,545
Destination Maternity Corp.	1,020	19,339
Dick’s Sporting Goods, Inc.	612	30,600
DSW, Inc., Class A	918	57,458
Express, Inc.*	2,754	30,652
The Finish Line, Inc., Class A	3,621	75,335
Foot Locker, Inc.	663	22,211
Francesca’s Holdings Corp.*	1,071	31,627
GameStop Corp., Class A	663	15,136
The Gap, Inc.	2,142	76,512
Genesco, Inc.*	765	43,835
GNC Holdings, Inc., Class A	357	13,805
Group 1 Automotive, Inc.	1,632	101,200
Guess?, Inc.	306	7,583
Haverty Furniture Cos, Inc.	612	9,186
hhgregg, Inc.*	1,734	10,473
Hibbett Sports, Inc.*	867	46,809
The Home Depot, Inc.	9,690	594,772
Hot Topic, Inc.	1,377	11,842
Jos A Bank Clothiers, Inc.*	867	40,567
Kirkland’s, Inc.*	1,173	11,249

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	55

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Lithia Motors, Inc., Class A	1,734	$59,303
Lowe’s Cos., Inc.	7,395	239,450
Ltd. Brands, Inc.	1,632	78,157
Lumber Liquidators Holdings, Inc.*	918	51,243
MarineMax, Inc.*	765	6,296
Mattress Firm Holding Corp.*	918	29,385
The Men’s Wearhouse, Inc.	3,978	130,439
Monro Muffler Brake, Inc.	969	32,869
New York & Co., Inc.*	765	2,578
Office Depot, Inc.*	12,495	30,988
OfficeMax, Inc.	6,630	48,731
O’Reilly Automotive, Inc.*	816	69,915
Penske Automotive Group, Inc.	3,111	95,197
The Pep Boys-Manny Moe & Jack	1,479	14,775
PetSmart, Inc.	714	47,402
Pier 1 Imports, Inc.	3,723	75,949
RadioShack Corp.	7,701	17,250
Rent-A-Center, Inc.	4,488	149,585
Ross Stores, Inc.	1,326	80,820
rue21, Inc.*	510	15,356
Sally Beauty Holdings, Inc.*	765	18,421
Select Comfort Corp.*	1,785	49,677
Shoe Carnival, Inc.	1,122	26,232
Signet Jewelers Ltd.	255	13,199
Sonic Automotive, Inc., Class A	2,805	54,417
Stage Stores, Inc.	2,652	64,974
Staples, Inc.	3,264	37,585
Stein Mart, Inc.*	2,142	16,836
Systemax, Inc.*	867	9,485
Teavana Holdings, Inc.*	306	3,228
Tiffany & Co.	765	48,363
TJX Cos., Inc.	4,743	197,451
Tractor Supply Co.	459	44,174
Ulta Salon Cosmetics & Fragrance, Inc.	306	28,219
Urban Outfitters, Inc.*	765	27,356
Vitamin Shoppe, Inc.*	918	52,546
West Marine, Inc.*	408	4,219
The Wet Seal, Inc., Class A*	3,264	9,335
Williams-Sonoma, Inc.	561	25,935
Winmark Corp.	51	2,717

	Shares	Value
Specialty Retail – (continued)
Zumiez, Inc.*	663	$16,781
		4,403,836
Textiles, Apparel & Luxury Goods – 0.9%
Carter’s, Inc.*	765	41,356
Coach, Inc.	1,785	100,049
Columbia Sportswear Co.	459	25,888
Crocs, Inc.*	2,958	37,271
Deckers Outdoor Corp.*	1,275	36,503
Fifth & Pacific Cos., Inc.*	4,743	52,078
Fossil, Inc.*	306	26,653
G-III Apparel Group Ltd.*	1,224	45,239
Hanesbrands, Inc.*	459	15,363
Iconix Brand Group, Inc.*	5,712	105,729
The Jones Group, Inc.	6,120	72,277
Maidenform Brands, Inc.*	765	14,313
Movado Group, Inc.	561	17,778
NIKE, Inc., Class B	2,295	209,717
Oxford Industries, Inc.	459	25,465
Perry Ellis International, Inc.*	1,071	22,105
PVH Corp.	357	39,266
Quiksilver, Inc.*	4,233	13,546
Ralph Lauren Corp.	357	54,867
Skechers U.S.A., Inc., Class A*	1,836	30,478
Steven Madden Ltd.*	1,224	52,534
True Religion Apparel, Inc.	816	20,930
Tumi Holdings, Inc.*	510	11,424
Under Armour, Inc., Class A*	510	26,653
Unifi, Inc.*	1,071	15,026
Vera Bradley, Inc.*	765	22,805
VF Corp.	510	79,805
The Warnaco Group, Inc.*	1,479	104,388
Wolverine World Wide, Inc.	1,581	66,197
		1,385,703
Thrifts & Mortgage Finance – 0.9%
Astoria Financial Corp.	6,885	69,057
Bank Mutual Corp.	1,989	8,970
Beneficial Mutual Bancorp, Inc.*	1,173	11,120
Berkshire Hills Bancorp, Inc.	1,632	38,319
BofI Holding, Inc.*	510	14,341
Brookline Bancorp, Inc.	2,448	20,759
Capitol Federal Financial, Inc.	5,355	63,778

See Accompanying Notes to the Financial Statements.

56	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Thrifts & Mortgage Finance –(continued)
Dime Community Bancshares, Inc.	2,448	$35,496
Doral Financial Corp.*	10,251	9,738
Federal Agricultural Mortgage Corp., Class C	663	18,677
First Financial Holdings, Inc.	561	7,910
Flagstar Bancorp, Inc.*	1,687	23,281
Flushing Financial Corp.	2,448	38,066
Fox Chase Bancorp, Inc.	459	7,142
HomeStreet, Inc.*	459	20,554
Hudson City Bancorp, Inc.	2,244	19,040
MGIC Investment Corp.*	14,331	24,649
Nationstar Mortgage Holdings, Inc.*	408	14,741
New York Community Bancorp, Inc.	2,040	28,274
Northfield Bancorp, Inc./NJ	816	13,252
Northwest Bancshares, Inc.	3,315	39,449
OceanFirst Financial Corp.	1,326	18,485
Ocwen Financial Corp.*	8,619	332,435
Oritani Financial Corp.	1,683	25,716
People’s United Financial, Inc.	2,295	27,609
Provident Financial Services, Inc.	4,386	65,790
Provident New York Bancorp	1,224	11,175
Radian Group, Inc.	9,996	46,881
Rockville Financial, Inc.	408	5,422
Territorial Bancorp, Inc.	459	10,373
TFS Financial Corp.*	561	5,021
TrustCo Bank Corp. NY	7,140	39,841
United Financial Bancorp, Inc./MD	510	7,839
ViewPoint Financial Group, Inc.	1,071	22,277
Walker & Dunlop, Inc.*	1,071	17,789
Washington Federal, Inc.	8,415	141,204
Westfield Financial, Inc.	612	4,462
WSFS Financial Corp.	561	23,761
		1,332,693
Tobacco – 1.2%
Alliance One International, Inc.*	6,783	20,620
Altria Group, Inc.	13,107	416,803
Lorillard, Inc.	765	88,748
Philip Morris International, Inc.	10,812	957,511
Reynolds American, Inc.	2,091	87,069
Star Scientific, Inc.*	4,284	12,980

	Shares	Value
Tobacco – (continued)
Universal Corp.	1,836	$90,992
Vector Group Ltd.	4,182	68,836
		1,743,559
Trading Companies & Distributors – 0.6%
Aceto Corp.	1,938	19,419
Air Lease Corp.*	2,193	45,658
Aircastle Ltd.	4,845	53,925
Applied Industrial Technologies, Inc.	1,377	55,893
Beacon Roofing Supply, Inc.*	1,479	47,831
CAI International, Inc.*	1,020	22,603
DXP Enterprises, Inc.*	306	15,064
Edgen Group, Inc.*	867	6,598
Fastenal Co.	1,836	82,069
GATX Corp.	1,479	61,319
H&E Equipment Services, Inc.	969	14,748
Houston Wire & Cable Co.	1,326	14,679
Kaman Corp.	816	30,355
MRC Global, Inc.*	867	21,198
MSC Industrial Direct Co., Inc., Class A	255	19,023
Rush Enterprise, Inc., Class B*	2,856	49,609
TAL International Group, Inc.	2,295	78,351
Textainer Group Holdings Ltd.	1,377	41,586
Titan Machinery, Inc.*	561	13,268
United Rentals, Inc.*	867	35,252
W.W. Grainger, Inc.	357	71,903
Watsco, Inc.	1,020	69,717
WESCO International, Inc.*	357	23,162
		893,230
Transportation Infrastructure – 0.0%†
Aegean Marine Petroleum Network, Inc.	2,448	13,244
Wesco Aircraft Holdings, Inc.*	714	9,532
		22,776
Water Utilities – 0.1%
American States Water Co.	612	26,940
American Water Works Co., Inc.	1,071	39,349
Aqua America, Inc.	816	20,718
California Water Service Group	1,326	24,425
Connecticut Water Service, Inc.	408	12,497
Middlesex Water Co.	510	9,863

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	57

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Water Utilities – (continued)
SJW Corp.	408	$9,890
York Water Co.	765	13,288
		156,970
Wireless Telecommunication Services – 0.5%
Boingo Wireless, Inc.*	561	4,106
Clearwire Corp., Class A*	12,648	25,296
Crown Castle International Corp.*	1,836	122,553
Leap Wireless International, Inc.*	4,794	25,600
MetroPCS Communications, Inc.*	1,581	16,142
NII Holdings, Inc.*	13,311	106,089
NTELOS Holdings Corp.	1,122	17,110
SBA Communications Corp., Class A*	714	47,574
Shenandoah Telecommunications Co.	1,785	28,060
Sprint Nextel Corp.*	14,280	79,111
Telephone & Data Systems, Inc.	7,803	194,061
United States Cellular Corp.*	102	3,773
USA Mobility, Inc.	1,734	19,161
		688,636
Total Common Stocks (Cost $142,198,174)		148,817,606
	Principal Amount
U.S. GOVERNMENT & AGENCY SECURITY – 0.1%
U.S. Treasury Bill 0.00%, due 11/01/12(a) (b)	$120,000	120,000
Total U.S. Government & Agency Security (Cost $119,923)		120,000
Total Investment Securities (Cost $142,318,197) – 99.5%		148,937,606
Other Assets less Liabilities – 0.5%		739,258
NET ASSETS – 100.0%		$149,676,864
*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2012, the aggregate value of these securities amounted to $13,803 or 0.00% of net assets.

‡	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is an indirect subsidiary of Northern Trust Corporation.

†	Amount represents less than 0.05%

(a)	Security pledged as collateral to cover margin requirements for open futures contracts.

(b)	Zero coupon security. Rate disclosed is yield as of October 31, 2012.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of October 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,595,004
Aggregate gross unrealized depreciation	(3,992,391)
Net unrealized appreciation	$6,602,613
Federal income tax cost of investments	$142,334,993

See Accompanying Notes to the Financial Statements.

58	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investment in a company which was affiliated for the year ended October 31, 2012, was as follows:

Security	Value October 31, 2011	Purchases at Cost	Sales at Cost	Value October 31, 2012	Dividend Income	Realized Gain (Loss)
Northern Trust Corp.	$3,157	$55,512	$—	$63,356	$698	$—

Futures Contracts Purchased

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open long futures contracts as of October 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500® Futures Contracts	6	12/21/12	$422,040	$(1,390)
E-Mini S&P MidCap 400® Futures Contract	1	12/21/12	97,810	(755)
Mini Russell 2000® Futures Contracts	4	12/21/12	326,520	(4,781)
				$(6,926)

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	59

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

October 31, 2012

	Shares	Value
COMMON STOCKS – 97.4%
Aerospace & Defense – 0.8%
BAE Systems PLC	1,921	$9,662
Bombardier, Inc., Class B	1,127	4,285
Chemring Group PLC	1,167	5,898
Cobham PLC	823	2,851
European Aeronautic Defence and Space Co. N.V.	254	9,022
Meggitt PLC	675	4,198
MTU Aero Engines Holding AG	50	4,197
QinetiQ Group PLC	1,474	4,678
Rolls-Royce Holdings PLC*	1,047	14,413
Safran S.A.	114	4,534
Singapore Technologies Engineering Ltd.	1,000	2,885
Thales S.A.	91	3,200
Ultra Electronics Holdings PLC	191	5,209
Zodiac Aerospace	30	3,070
		78,102
Air Freight & Logistics – 0.2%
Deutsche Post AG	557	11,039
Mainfreight Ltd.	385	3,371
Toll Holdings Ltd.	609	2,804
Yamato Holdings Co. Ltd.	300	4,560
		21,774
Airlines – 0.3%
Air France-KLM*	933	7,792
Air New Zealand Ltd.	2,717	2,770
Deutsche Lufthansa AG	356	5,439
Singapore Airlines Ltd.	1,000	8,688
		24,689
Auto Components – 1.2%
Aisin Seiki Co. Ltd.	200	5,810
Autoliv, Inc.	100	5,760
Brembo SpA	264	2,692
Bridgestone Corp.	400	9,303
Cie Generale des Etablissements Michelin	106	9,101
Continental AG	47	4,710
Denso Corp.	300	9,379

	Shares	Value
Auto Components – (continued)
ElringKlinger AG	117	$3,247
GKN PLC	1,049	3,508
HI-LEX Corp.	200	2,970
Kinugawa Rubber Industrial Co. Ltd.	1,000	5,843
Leoni AG	203	6,762
Magna International, Inc.	147	6,530
Martinrea International, Inc.*	543	3,901
Musashi Seimitsu Industry Co. Ltd.	200	4,179
Nokian Renkaat OYJ	85	3,524
Plastic Omnium S.A.	146	4,037
Press Kogyo Co. Ltd.	1,000	4,179
Sanden Corp.	1,000	3,015
Showa Corp.	300	2,770
Tachi-S Co. Ltd.	200	3,666
Topre Corp.	300	2,590
Toyo Tire & Rubber Co. Ltd.	1,000	2,427
Toyota Industries Corp.	200	5,705
TPR Co. Ltd.	200	2,237
Valeo S.A.	61	2,680
		120,525
Automobiles – 1.8%
Bayerische Motoren Werke AG	204	16,244
Daimler AG	550	25,675
Fiat SpA*	706	3,440
Honda Motor Co. Ltd.	1,000	29,901
Isuzu Motors Ltd.	1,000	5,279
Mazda Motor Corp.*	3,000	3,566
Mitsubishi Motors Corp.*	4,000	3,453
Nissan Motor Co. Ltd.	1,500	12,536
Renault S.A.	120	5,366
Suzuki Motor Corp.	300	6,786
Toyota Motor Corp.	1,600	61,354
Volkswagen AG	13	2,533
Yamaha Motor Co. Ltd.	200	1,909
		178,042
Beverages – 1.5%
Anheuser-Busch InBev N.V.	463	38,703
Asahi Group Holdings Ltd.	300	6,827
Britvic PLC	578	3,345
C&C Group PLC	931	4,456

See Accompanying Notes to the Financial Statements.

60	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Beverages – (continued)
Carlsberg A/S, Class B	67	$5,779
Coca Cola Hellenic Bottling Co. S.A.*	141	3,015
Coca-Cola Amatil Ltd.	409	5,704
Coca-Cola Central Japan Co. Ltd.	300	3,682
Cott Corp.*	776	5,924
Diageo PLC	1,389	39,630
Heineken Holding N.V.	103	5,225
Heineken N.V.	170	10,478
Pernod-Ricard S.A.	118	12,696
SABMiller PLC	23	984
Treasury Wine Estates Ltd.	613	3,140
		149,588
Biotechnology – 0.4%
Abcam PLC	528	3,275
Actelion Ltd.*	85	4,100
CSL Ltd.	345	16,993
Genus PLC	171	4,017
Grifols S.A.*	97	3,364
Swedish Orphan Biovitrum AB*	511	2,888
ThromboGenics NV*	79	3,778
		38,415
Building Products – 0.7%
Asahi Glass Co. Ltd.	1,000	6,781
Assa Abloy AB, Class B	204	6,798
Belimo Holding AG	2	3,522
Central Glass Co. Ltd.	2,000	5,780
Cie de St-Gobain	257	9,055
Daikin Industries Ltd.	200	5,525
Geberit AG*	25	5,155
Kaba Holding AG*	9	3,404
Kingspan Group PLC	385	4,021
LIXIL Group Corp.	200	4,416
Nibe Industrier AB, Class B	236	3,574
Nichias Corp.	1,000	4,892
Sankyo-Tateyama Holdings, Inc.	2,000	4,329
		67,252
Capital Markets – 2.1%
3i Group PLC	870	3,019
Aberdeen Asset Management PLC	593	3,100

	Shares	Value
Capital Markets – (continued)
Allied Properties HK Ltd.	22,000	$3,037
Azimut Holding SpA	345	4,368
Bank Sarasin & Cie AG*	96	2,809
Canaccord Financial, Inc.	613	3,060
CI Financial Corp.	150	3,503
Close Brothers Group PLC	420	5,724
Credit Suisse Group AG*	778	18,038
Daiwa Securities Group, Inc.	1,000	3,978
Deutsche Bank AG	567	25,693
Dundee Corp., Class A*	360	9,041
F&C Asset Management PLC	3,358	5,356
Financiere de Tubize S.A.	59	2,624
GAM Holding AG*	241	3,365
Gimv N.V.	68	3,286
IGM Financial, Inc.	92	3,648
Intermediate Capital Group PLC	2,306	11,338
Julius Baer Group Ltd.*	144	4,995
Jupiter Fund Management PLC	1,690	7,128
Macquarie Group Ltd.	229	7,575
Man Group PLC	1,353	1,710
Mediobanca SpA	497	2,831
Nomura Holdings, Inc.	2,500	9,008
Okasan Securities Group, Inc.	1,000	3,766
Perpetual Ltd.	140	4,056
Sun Hung Kai & Co. Ltd.	8,000	4,583
SVG Capital plc*	1,368	5,684
Tullett Prebon PLC	1,295	5,700
UBS AG*	2,331	34,945
		206,968
Chemicals – 3.8%
Agrium, Inc.	104	10,944
Air Liquide S.A.	177	20,871
Akzo Nobel N.V.	148	8,049
Arkema S.A.	39	3,555
Asahi Kasei Corp.	1,000	5,492
AZ Electronic Materials S.A.	1,844	10,531
BASF SE	524	43,408
Chugoku Marine Paints Ltd.	1,000	4,929
Clariant AG*	240	2,570
Croda International PLC	91	3,227
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,000	4,191

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	61

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
DuluxGroup Ltd.	1,111	$4,078
Elementis PLC	1,049	3,537
Filtrona PLC	494	4,560
Givaudan S.A.*	5	5,004
Hexpol AB	75	3,346
Incitec Pivot Ltd.	1,377	4,512
Ishihara Sangyo Kaisha Ltd.*	4,000	3,103
Israel Chemicals Ltd.	367	4,590
Johnson Matthey PLC	389	14,094
JSP Corp.	200	2,582
JSR Corp.	200	3,423
K+S AG	123	5,818
Koninklijke DSM N.V.	127	6,519
Kuraray Co. Ltd.	400	4,639
Kureha Corp.	1,000	3,878
Lanxess AG	56	4,625
Linde AG	156	26,228
LyondellBasell Industries N.V., Class A	200	10,678
Mitsubishi Chemical Holdings Corp.	1,000	3,953
Nippon Soda Co. Ltd.	1,000	4,341
Nitto Denko Corp.	100	4,529
NOF Corp.	1,000	4,767
Nufarm Ltd./Australia	509	3,035
Nuplex Industries Ltd.	1,493	3,707
Orica Ltd.	265	6,903
Potash Corp. of Saskatchewan, Inc.	534	21,451
Sakai Chemical Industry Co. Ltd.	1,000	2,690
Sanyo Chemical Industries Ltd.	1,000	5,630
Shin-Etsu Chemical Co. Ltd.	300	16,890
Sika AG	2	4,173
Solvay S.A.	38	4,568
Sumitomo Chemical Co. Ltd.	2,000	5,605
Symrise AG	100	3,594
Syngenta AG	54	21,097
Takasago International Corp.	1,000	5,079
Tessenderlo Chemie NV	163	4,721
Tikkurila Oyj	154	2,918
Victrex PLC	226	5,188
Yara International ASA	124	5,834
Yule Catto & Co. PLC	759	1,798
		375,452

	Shares	Value
Commercial Banks – 10.8%
The Akita Bank Ltd.	2,000	$5,480
Alpha Bank AE*	2,906	6,778
The Aomori Bank Ltd.	1,000	2,965
Australia & New Zealand Banking Group Ltd.	1,528	40,324
Banca Piccolo Credito Valtellinese Scarl	2,716	4,315
Banco Bilbao Vizcaya Argentaria S.A.	3,089	25,766
Banco BPI S.A.*	2,650	2,953
Banco Comercial Portugues S.A., Class R*	65,274	5,921
Banco de Sabadell S.A.*	1,729	4,208
Banco Popolare SC*	1,591	2,536
Banco Santander S.A.	5,809	43,576
Bank Hapoalim BM*	1,339	5,258
Bank Leumi Le-Israel BM*	1,925	6,192
Bank of East Asia Ltd.	1,400	5,193
Bank of Greece	147	2,457
The Bank of Iwate Ltd.	100	4,629
Bank of Montreal	348	20,549
Bank of Nova Scotia	667	36,203
The Bank of Okinawa Ltd.	100	4,154
The Bank of Yokohama Ltd.	1,000	4,592
Barclays PLC	7,083	25,960
Bendigo and Adelaide Bank Ltd.	530	4,441
BNP Paribas S.A.	598	30,073
BOC Hong Kong Holdings Ltd.	2,000	6,155
CaixaBank	616	2,331
Canadian Imperial Bank of Commerce/Canada	212	16,663
The Chiba Bank Ltd.	1,000	5,830
Commerzbank AG*	2,541	4,866
Commonwealth Bank of Australia	923	55,273
Credit Agricole S.A.*	628	4,726
Credito Emiliano SpA	612	2,948
Dah Sing Banking Group Ltd.	6,400	6,400
Dah Sing Financial Holdings Ltd.	1,600	6,152
Danske Bank A/S*	402	6,285
DBS Group Holdings Ltd.	1,000	11,393
DNB ASA	655	8,168
The Eighteenth Bank Ltd.	2,000	5,230
Erste Group Bank AG*	152	3,816

See Accompanying Notes to the Financial Statements.

62	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Banks – (continued)
Eurobank Ergasias S.A.*	2,025	$2,362
Fukuoka Financial Group, Inc.	1,000	3,903
The Governor & Co. of the Bank of Ireland*	20,298	2,393
Hang Seng Bank Ltd.	400	6,142
The Higashi-Nippon Bank Ltd.	2,000	4,304
The Hokuetsu Bank Ltd.	2,000	3,828
HSBC Holdings PLC	10,427	102,269
Intesa Sanpaolo SpA	6,667	10,704
The Joyo Bank Ltd.	1,000	4,829
KBC Groep N.V.	113	2,652
Laurentian Bank of Canada	177	7,872
Lloyds Banking Group PLC*	25,106	16,411
The Michinoku Bank Ltd.	1,000	1,952
Mitsubishi UFJ Financial Group, Inc.	7,700	34,777
The Miyazaki Bank Ltd.	1,000	2,452
Mizuho Financial Group, Inc.	13,200	20,643
National Australia Bank Ltd.	1,284	34,338
National Bank of Canada	105	8,108
National Bank of Greece S.A.*	693	1,607
Natixis	737	2,414
The Oita Bank Ltd.	1,000	3,353
Oversea-Chinese Banking Corp. Ltd.	1,000	7,459
Piraeus Bank S.A.*	6,773	3,651
Resona Holdings, Inc.	1,400	6,043
Ringkjoebing Landbobank A/S	19	2,624
Royal Bank of Canada	852	48,537
Royal Bank of Scotland Group PLC*	1,125	5,002
Skandinaviska Enskilda Banken AB, Class A	906	7,510
Societe Generale S.A.*	415	13,188
Spar Nord Bank A/S*	742	3,274
SpareBank 1 SMN	745	4,815
Standard Chartered PLC	1,429	33,693
Sumitomo Mitsui Financial Group, Inc.	800	24,461
Sumitomo Mitsui Trust Holdings, Inc.	2,000	6,055
Svenska Handelsbanken AB, Class A	290	9,930
Swedbank AB	508	9,417
Sydbank A/S*	243	4,445
The Tochigi Bank Ltd.	1,000	3,503

	Shares	Value
Commercial Banks – (continued)
The Toho Bank Ltd.	1,000	$3,340
TOMONY Holdings, Inc.	1,300	5,448
The Toronto-Dominion Bank	501	40,717
The Towa Bank Ltd.	3,000	2,965
The Tsukuba Bank Ltd.	1,100	3,523
UniCredit SpA*	2,700	11,916
Unione di Banche Italiane SCPA	714	2,805
United Overseas Bank Ltd.	1,000	14,975
Valiant Holding*	47	4,626
Westpac Banking Corp.	1,818	48,091
The Yachiyo Bank Ltd.	200	3,566
The Yamagata Bank Ltd.	1,000	4,404
Zuger Kantonalbank AG	1	5,262
		1,063,317
Commercial Services & Supplies – 1.2%
Aggreko PLC	164	5,681
Babcock International Group PLC	238	3,750
Berendsen PLC	1,084	9,832
Bilfinger SE	49	4,793
Brambles Ltd.	1,056	7,950
Dai Nippon Printing Co. Ltd.	1,000	7,069
Daiseki Co. Ltd.	300	4,042
De La Rue PLC	260	4,436
Derichebourg S.A.	782	2,209
Duskin Co. Ltd.	200	3,793
Edenred	129	3,732
G4S PLC	996	4,180
Homeserve PLC	723	2,571
Horizon North Logistics, Inc.	342	2,614
Intrum Justitia AB	232	3,356
Loomis AB, Class B	284	3,895
Mitie Group PLC	1,131	5,313
Nissha Printing Co. Ltd.*	300	2,286
Regus PLC	4,214	6,809
RPS Group PLC	697	2,626
Secom Co. Ltd.	100	5,086
Serco Group PLC	394	3,596
Societe BIC S.A.	23	2,804
Tomra Systems ASA	463	3,811
Toppan Printing Co. Ltd.	1,000	5,768
Transcontinental, Inc., Class A	494	5,091
Transpacific Industries Group Ltd.*	5,595	4,438
		121,531

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	63

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Communications Equipment – 0.5%
Alcatel-Lucent*	1,779	$1,810
Axis Communications AB	129	3,013
Nokia OYJ	2,392	6,441
Pace PLC	1,705	5,109
RADWARE Ltd.*	100	3,280
Research In Motion Ltd.*	376	2,964
Spirent Communications PLC	1,617	3,743
Telefonaktiebolaget LM Ericsson, Class B	1,926	16,922
TKH Group NV	144	3,291
Wi-Lan, Inc.	938	4,993
		51,566
Computers & Peripherals – 0.4%
Fujitsu Ltd.	1,000	3,841
Gemalto N.V.	53	4,781
Logitech International S.A.*	412	2,969
Melco Holdings, Inc.	200	4,171
NEC Corp.*	2,000	3,828
Toshiba Corp.	3,000	11,110
Wacom Co. Ltd./Japan	1	2,901
Wincor Nixdorf AG	93	4,135
		37,736
Construction & Engineering – 1.5%
Abengoa S.A.	261	911
ACS Actividades de Construccion y Servicios S.A.	112	2,390
Arcadis N.V.	209	4,462
Ausdrill Ltd.	767	2,267
Balfour Beatty PLC	639	3,245
Bouygues S.A.	155	3,727
Cardno Ltd.	482	4,018
Carillion PLC	2,675	13,265
Cie d’Entreprises CFE	61	3,000
Elecnor S.A.	239	2,837
Ferrovial S.A.	275	3,884
FLSmidth & Co. A/S	50	2,953
Galliford Try PLC	522	6,211
Interserve PLC	911	5,724
Keller Group PLC	418	4,084
Kier Group PLC	278	5,769

	Shares	Value
Construction & Engineering – (continued)
Koninklijke BAM Groep NV	1,575	$5,849
Maeda Corp.	1,000	4,416
Mirait Holdings Corp.	700	5,666
Morgan Sindall Group PLC	313	3,336
Nishimatsu Construction Co. Ltd.	2,000	3,128
Peab AB	1,293	6,095
Penta-Ocean Construction Co. Ltd.	1,000	2,402
Sacyr Vallehermoso S.A.*	862	1,711
Shikun & Binui Ltd.	2,483	4,140
Skanska AB, Class B	281	4,392
SNC-Lavalin Group, Inc.	112	4,508
SOCAM Development Ltd.	4,000	4,155
Taikisha Ltd.	200	4,239
United Engineers Ltd.	2,000	4,049
Veidekke ASA	475	3,952
Vinci S.A.	301	13,318
YIT OYJ	218	4,285
		148,388
Construction Materials – 0.4%
Boral Ltd.	713	2,654
CRH PLC	459	8,541
Fletcher Building Ltd.	594	3,438
HeidelbergCement AG	99	5,246
Holcim Ltd.*	156	10,646
Lafarge S.A.	134	7,845
RHI AG	161	4,548
		42,918
Consumer Finance – 0.2%
Credit Saison Co. Ltd.	200	4,386
Hong Leong Finance Ltd.	2,000	4,098
International Personal Finance PLC	658	3,679
Jaccs Co. Ltd.	1,000	4,254
Orient Corp.*	1,500	2,815
		19,232
Containers & Packaging – 0.2%
Amcor Ltd.	873	7,151
CCL Industries, Inc., Class B	88	3,256
Fuji Seal International, Inc.	200	4,254
Rexam PLC	560	4,030
		18,691

See Accompanying Notes to the Financial Statements.

64	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Distributors – 0.2%
Dah Chong Hong Holdings Ltd.	6,000	$5,659
Doshisha Co. Ltd.	100	2,780
Li & Fung Ltd.	4,000	6,710
Pacific Brands Ltd.	6,446	4,144
Paltac Corp.	300	4,384
		23,677
Diversified Consumer Services – 0.1%
Benesse Holdings, Inc.	100	4,811
Invocare Ltd.	497	4,540
		9,351
Diversified Financial Services – 1.4%
ASX Ltd.	160	4,928
Banque Nationale de Belgique	1	3,186
Davis & Henderson Corp.	194	4,068
Deutsche Boerse AG	121	6,548
Groupe Bruxelles Lambert S.A.	288	21,257
Hong Kong Exchanges and Clearing Ltd.	700	11,552
IBJ Leasing Co. Ltd.	200	5,042
ING Groep N.V.*	2,340	20,667
Investment AB Kinnevik, Class B	168	3,208
Investor AB, Class B	770	16,977
Japan Securities Finance Co. Ltd.	900	4,110
KBC Ancora*	234	2,313
Marfin Investment Group Holdings S.A.*	4,720	2,092
Onex Corp.	104	4,183
ORIX Corp.	70	7,181
Ricoh Leasing Co. Ltd.	200	4,652
Singapore Exchange Ltd.	1,000	5,516
Sofina S.A.	46	3,904
Wendel S.A.	37	3,260
		134,644
Diversified Telecommunication Services – 2.3%
BCE, Inc.	153	6,683
Belgacom S.A.	94	2,747
BT Group PLC	4,701	16,094
Cable & Wireless Communications PLC	6,317	3,815

	Shares	Value
Diversified Telecommunication Services – (continued)
Colt Group S.A.*	2,092	$3,724
Deutsche Telekom AG	1,659	18,937
Elisa OYJ	203	4,351
France Telecom S.A.	1,158	12,908
Inmarsat PLC	352	3,213
Jazztel PLC*	573	3,794
Koninklijke KPN N.V.	899	5,674
Nippon Telegraph & Telephone Corp.	300	13,643
Portugal Telecom SGPS S.A.	720	3,621
Singapore Telecommunications Ltd.	5,000	13,196
Swisscom AG	15	6,232
TalkTalk Telecom Group PLC	2,914	8,920
TDC A/S	466	3,210
Telecom Corp of New Zealand Ltd.	1,527	3,019
Telecom Italia SpA	6,671	6,142
Telefonica S.A.	2,558	33,677
Telekom Austria AG	364	2,292
Telenor ASA	470	9,228
TeliaSonera AB	1,260	8,293
Telstra Corp. Ltd.	2,666	11,445
TELUS Corp.	108	6,940
Vivendi S.A.	768	15,709
		227,507
Electric Utilities – 1.1%
Chubu Electric Power Co., Inc.	500	5,148
The Chugoku Electric Power Co., Inc.	300	3,220
CLP Holdings Ltd.	1,500	12,793
EDP – Energias de Portugal S.A.	1,416	3,846
Electricite de France S.A.	154	3,258
Enel SpA	4,264	16,023
Fortis, Inc./Canada	146	4,933
Fortum OYJ	329	6,084
Iberdrola S.A.	2,542	13,143
The Kansai Electric Power Co., Inc.	500	3,841
Kyushu Electric Power Co., Inc.	400	3,028
The Okinawa Electric Power Co., Inc.	100	3,059
Power Assets Holdings Ltd.	1,000	8,503
Red Electrica Corp. S.A.	82	3,844
SSE PLC	541	12,620

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	65

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – (continued)
Terna Rete Elettrica Nazionale SpA	1,349	$5,069
Tohoku Electric Power Co., Inc.*	400	2,943
		111,355
Electrical Equipment – 1.1%
ABB Ltd.*	1,366	24,615
Alstom S.A.	354	12,087
Gamesa Corp. Tecnologica S.A.	1,413	2,882
Legrand S.A.	155	5,969
Mitsubishi Electric Corp.	1,000	7,457
Nexans S.A.	66	2,808
Nidec Corp.	100	7,106
Nippon Signal Co. Ltd.	600	3,355
Prysmian SpA	222	4,269
Schneider Electric S.A.	327	20,438
Sumitomo Electric Industries Ltd.	600	6,441
Vestas Wind Systems A/S*	1,139	6,595
Zumtobel AG	243	2,596
		106,618
Electronic Equipment, Instruments & Components – 1.2%
Barco N.V.	69	4,739
Domino Printing Sciences PLC	387	3,379
Electrocomponents PLC	1,562	5,360
FUJIFILM Holdings Corp.	400	6,736
Hexagon AB, Class B	215	4,945
Hitachi Ltd.	3,000	15,876
Hosiden Corp.	700	3,792
Keyence Corp.	100	26,498
Kyocera Corp.	100	8,770
Laird PLC	744	2,520
Mitsumi Electric Co. Ltd.*	700	3,363
Murata Manufacturing Co. Ltd.	200	9,708
Omron Corp.	200	3,978
Premier Farnell PLC	1,219	3,250
Renishaw PLC	98	2,785
Ryosan Co. Ltd.	300	5,056
Spectris PLC	124	3,452
TDK Corp.	100	3,750
		117,957

	Shares	Value
Energy Equipment & Services – 1.2%
Aker Solutions ASA	141	$2,766
AMEC PLC	198	3,381
Bourbon S.A.	122	3,291
Calfrac Well Services Ltd.	222	5,089
Canyon Services Group, Inc.	344	3,676
Cie Generale de Geophysique – Veritas*	96	3,136
Enerflex Ltd.	240	2,769
Ezra Holdings Ltd.*	5,000	4,569
Fugro N.V.	52	3,515
John Wood Group PLC	197	2,696
Kvaerner ASA	1,163	2,943
Pason Systems, Inc.	191	3,109
Petrofac Ltd.	147	3,799
Petroleum Geo-Services ASA	194	3,340
Saipem SpA	165	7,411
Savanna Energy Services Corp.	621	4,318
Seadrill Ltd.	199	8,045
Secure Energy Services, Inc.*	243	2,322
Shinko Plantech Co. Ltd.	400	3,283
Songa Offshore SE*	1,245	1,524
Subsea 7 S.A.	249	5,456
Technip S.A.	60	6,756
Tenaris S.A.	267	4,992
TGS Nopec Geophysical Co. ASA	100	3,398
Transocean Ltd.	200	9,138
Trinidad Drilling Ltd.	774	5,126
Weatherford International Ltd./Switzerland*	509	5,657
WorleyParsons Ltd.	154	3,940
		119,445
Food & Staples Retailing – 2.1%
Aeon Co. Ltd.	400	4,359
Alimentation Couche Tard, Inc., Class B	77	3,779
Axfood AB	88	3,257
Carrefour S.A.	387	9,347
Casino Guichard Perrachon S.A.	37	3,231
Cawachi Ltd.	200	4,259
Cocokara fine, Inc.	100	3,363
Colruyt S.A.	47	2,146
Delhaize Group S.A.	75	2,866

See Accompanying Notes to the Financial Statements.

66	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food & Staples Retailing – (continued)
Distribuidora Internacional de Alimentacion S.A.	508	$3,074
Hakon Invest AB	159	2,729
Heiwado Co. Ltd.	300	4,174
J Sainsbury PLC	500	2,856
Jeronimo Martins SGPS S.A.	164	2,869
Kato Sangyo Co. Ltd.	300	5,423
Koninklijke Ahold N.V.	694	8,834
Life Corp.	100	1,543
Loblaw Cos. Ltd.	104	3,602
Metcash Ltd.	804	3,051
Metro AG	112	3,226
Metro, Inc.	86	5,070
The North West Co., Inc.	170	3,980
Rallye S.A.	167	5,088
San-A Co. Ltd.	100	3,878
Seven & I Holdings Co. Ltd.	500	15,401
Shoppers Drug Mart Corp.	160	6,664
Tesco PLC	4,345	22,390
Valor Co. Ltd.	300	5,123
Wesfarmers Ltd.	699	25,320
WM Morrison Supermarkets PLC	1,178	5,084
Woolworths Ltd.	739	22,537
Yaoko Co. Ltd.	100	4,079
		202,602
Food Products – 3.5%
AarhusKarlshamn AB	84	3,304
Adecoagro S.A.*	300	2,754
Ajinomoto Co., Inc.	1,000	15,251
Aryzta AG*	81	4,045
Associated British Foods PLC	209	4,663
Austevoll Seafood ASA	814	3,835
Bonduelle S.C.A.	45	4,140
Bongrain S.A.	47	2,807
CSM	407	8,304
Dairy Crest Group PLC	1,084	6,224
Danone S.A.	359	22,062
East Asiatic Co. Ltd. A/S	131	2,526
Greencore Group PLC	2,856	4,187
Kerry Group PLC, Class A	104	5,440
Marudai Food Co. Ltd.	1,000	3,503

	Shares	Value
Food Products – (continued)
Maruha Nichiro Holdings, Inc.	2,000	$3,278
MEIJI Holdings Co. Ltd.	100	4,573
Mitsui Sugar Co. Ltd.	1,000	3,215
Nestle S.A.	1,852	117,540
New Britain Palm Oil Ltd.	382	3,616
Nippon Beet Sugar Manufacturing Co. Ltd.	2,000	3,828
Nippon Flour Mills Co. Ltd.	1,000	4,179
The Nisshin Oillio Group Ltd.	1,000	3,678
Nisshin Seifun Group, Inc.	500	6,237
Pacific Andes Resources Development Ltd.	29,000	3,518
Premier Foods PLC*	1,808	3,109
Sakata Seed Corp.	400	5,164
Saputo, Inc.	124	5,438
Showa Sangyo Co. Ltd.	1,000	3,340
Tate & Lyle PLC	341	3,988
Unilever N.V.	931	34,177
Unilever PLC	668	24,871
Viscofan S.A.	108	5,226
Vitasoy International Holdings Ltd.	4,000	3,799
Viterra, Inc.	68	1,071
Wilmar International Ltd.	1,000	2,533
Yakult Honsha Co. Ltd.	100	4,654
		344,077
Gas Utilities – 0.4%
Enagas S.A.	152	3,022
Gas Natural SDG S.A.	257	3,986
Hong Kong & China Gas Co. Ltd.	3,000	7,974
Osaka Gas Co. Ltd.	1,000	4,116
Rubis SCA	75	4,574
Shizuoka Gas Co. Ltd.	500	3,553
Snam SpA	1,177	5,207
Tokyo Gas Co. Ltd.	2,000	10,584
		43,016
Health Care Equipment & Supplies – 0.6%
Carl Zeiss Meditec AG	120	3,290
Cie Generale d’Optique Essilor International S.A.	124	11,175
Cochlear Ltd.	55	4,060
Coloplast A/S, Class B	18	3,946

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	67

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
DiaSorin SpA	85	$2,852
Elekta AB, Class B	299	4,258
Fukuda Denshi Co. Ltd.	100	2,983
Getinge AB, Class B	153	4,704
Nobel Biocare Holding AG*	409	3,663
Olympus Corp.*	200	3,488
Smith & Nephew PLC	518	5,466
Sonova Holding AG*	39	3,922
Sysmex Corp.	100	4,698
Terumo Corp.	100	4,304
		62,809
Health Care Providers & Services – 0.6%
Catamaran Corp.*	126	5,912
CML HealthCare, Inc.	427	3,619
Fresenius Medical Care AG & Co. KGaA	125	8,778
Fresenius SE & Co. KGaA	73	8,324
Mediq NV	423	6,852
Orpea	92	3,759
Ramsay Health Care Ltd.	126	3,104
Ship Healthcare Holdings, Inc.	200	6,663
Sigma Pharmaceuticals Ltd.	4,175	2,922
Sonic Healthcare Ltd.	306	4,125
United Drug PLC	1,626	5,920
Vital KSK Holdings, Inc.	300	3,037
		63,015
Health Care Technology – 0.0%†
AGFA-Gevaert N.V.*	1,389	2,268
Hotels, Restaurants & Leisure – 2.0%
Accor S.A.	119	3,712
Accordia Golf Co. Ltd.	7	4,974
Betfair Group PLC	253	3,069
Betsson AB*	94	2,564
Bwin.Party Digital Entertainment PLC	4,175	8,065
Cafe de Coral Holdings Ltd.	2,000	5,923
Carnival PLC	111	4,406
Crown Ltd.	324	3,266
Domino’s Pizza Group PLC	372	3,030
Doutor Nichires Holdings Co. Ltd.	400	5,029

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Echo Entertainment Group Ltd.	731	$2,661
Enterprise Inns PLC*	3,303	3,871
Galaxy Entertainment Group Ltd.*	1,000	3,439
Genting Singapore PLC	4,000	4,360
Greene King PLC	1,307	12,508
Hongkong & Shanghai Hotels	2,500	3,303
Hotel Properties Ltd.	1,000	2,164
InterContinental Hotels Group PLC	167	4,116
JD Wetherspoon PLC	470	3,797
Kisoji Co. Ltd.	200	4,096
Kuoni Reisen Holding AG*	24	6,410
Marston’s PLC	3,894	7,691
Melco International Development Ltd.	3,000	2,907
Mitchells & Butlers PLC*	1,598	8,431
MOS Food Services, Inc.	200	3,821
Ohsho Food Service Corp.	100	2,416
Paddy Power PLC	43	3,173
Resorttrust, Inc.	300	5,585
Restaurant Group PLC	628	3,792
Round One Corp.	700	3,538
Saizeriya Co. Ltd.	300	4,211
Sands China Ltd.	1,600	6,018
SJM Holdings Ltd.	1,000	2,178
Sodexo	59	4,539
Sportingbet PLC	4,462	3,846
Tatts Group Ltd.	1,159	3,365
Tim Hortons, Inc.	126	6,250
TUI AG*	816	7,646
Unibet Group PLC	111	3,128
Whitbread PLC	115	4,354
William Hill PLC	553	3,011
Wynn Macau Ltd.	1,200	3,399
Yoshinoya Holdings Co. Ltd.	3	3,802
		191,864
Household Durables – 1.2%
Alpine Electronics, Inc.	500	4,335
Arnest One Corp.	300	4,448
Bellway PLC	319	5,196
Bovis Homes Group PLC	462	3,815
Dorel Industries, Inc., Class B	181	6,467
Electrolux AB	176	4,501

See Accompanying Notes to the Financial Statements.

68	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Household Durables – (continued)
Fisher & Paykel Appliances Holdings Ltd., Class H*	3,442	$3,608
Foster Electric Co. Ltd.	200	2,905
Fujitsu General Ltd.	1,000	8,670
Funai Electric Co. Ltd.	200	2,697
GUD Holdings Ltd.	445	3,871
HAJIME Construction Co. Ltd.	100	3,145
JM AB	541	9,743
JVC Kenwood Corp.	1,000	3,541
Nexity S.A.	199	6,129
Panasonic Corp.	1,500	9,646
Persimmon PLC	242	3,099
Sekisui House Ltd.	1,000	10,196
Sharp Corp.	1,000	2,152
Sony Corp.	700	8,355
Takamatsu Construction Group Co. Ltd.	100	1,636
Token Corp.	70	3,070
TomTom NV*	651	3,248
		114,473
Household Products – 0.5%
Henkel AG & Co. KGaA	72	4,657
Pigeon Corp.	100	4,604
PZ Cussons PLC	592	3,229
Reckitt Benckiser Group PLC	353	21,326
Svenska Cellulosa AB, Class B	374	7,282
Unicharm Corp.	100	5,405
		46,503
Independent Power Producers & Energy Traders – 0.2%
Algonquin Power & Utilities Corp.	510	3,526
APR Energy PLC	206	2,257
Drax Group PLC	295	2,669
Electric Power Development Co. Ltd.	100	2,556
Enel Green Power SpA	1,810	3,077
Innergex Renewable Energy, Inc.	332	3,607
TransAlta Corp.	221	3,520
		21,212
Industrial Conglomerates – 1.3%
CIR-Compagnie Industriali Riunite SpA	3,502	4,000
CSR Ltd.	1,836	3,332

	Shares	Value
Industrial Conglomerates – (continued)
Fraser and Neave Ltd.	1,000	$7,508
Hutchison Whampoa Ltd.	1,000	9,839
Indus Holding AG	193	4,858
Keppel Corp. Ltd.	1,000	8,737
Koninklijke Philips Electronics N.V.	589	14,723
Orkla ASA	756	5,972
Schouw & Co.	143	3,266
SembCorp Industries Ltd.	1,000	4,459
Shun Tak Holdings Ltd.	14,000	5,582
Siemens AG	460	46,219
Smiths Group PLC	314	5,342
Sonae	5,983	4,434
TOKAI Holdings Corp.	500	2,033
		130,304
Insurance – 4.1%
Admiral Group PLC	176	3,142
Aegon N.V.	1,152	6,431
Ageas	147	3,740
AIA Group Ltd.	5,200	20,599
Allianz SE	261	32,352
AMP Ltd.	1,925	9,162
April	140	2,473
Assicurazioni Generali SpA	779	12,658
Aviva PLC	1,841	9,829
AXA S.A.	1,065	16,926
Baloise Holding AG	60	5,013
Beazley plc	3,176	8,959
The Dai-ichi Life Insurance Co. Ltd.	6	6,906
Fairfax Financial Holdings Ltd.	16	5,931
Fondiaria-Sai SpA*	2,897	3,769
Great-West Lifeco, Inc.	182	4,188
Grupo Catalana Occidente S.A.	272	4,441
Hannover Rueckversicherung AG	44	3,094
Industrial Alliance Insurance & Financial Services, Inc.	90	2,463
Insurance Australia Group Ltd.	1,350	6,425
Intact Financial Corp.	97	5,944
Lancashire Holdings Ltd.	392	5,450
Legal & General Group PLC	3,205	6,919
Manulife Financial Corp.	1,204	14,865
Milano Assicurazioni SPA*	5,214	2,219
MS&AD Insurance Group Holdings	400	6,771

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	69

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Muenchener Rueckversicherungs AG	99	$15,907
NIB Holdings Ltd.	1,827	3,429
NKSJ Holdings, Inc.	300	5,461
Old Mutual PLC	3,036	8,413
Phoenix Group Holdings	600	4,778
Power Corp of Canada	243	5,891
Power Financial Corp.	160	4,127
Prudential PLC	1,454	19,876
QBE Insurance Group Ltd.	707	9,662
Resolution Ltd.	1,099	3,865
RSA Insurance Group PLC	1,898	3,434
Sampo OYJ, Class A	284	8,898
Schweizerische National-Versicherungs-Gesellschaft AG	110	4,442
SCOR SE	139	3,709
Societa Cattolica di Assicurazioni SCRL*	285	4,443
Sony Financial Holdings, Inc.	200	3,563
Standard Life PLC	1,411	6,638
Sun Life Financial, Inc.	386	9,566
Suncorp Group Ltd.	840	8,188
Swiss Life Holding AG*	27	3,398
Swiss Re AG*	187	12,922
T&D Holdings, Inc.	500	5,455
Tokio Marine Holdings, Inc.	500	13,218
Tower Ltd.	1,738	2,758
Unipol Gruppo Finanziario SpA*	1,528	3,340
Zurich Insurance Group AG*	78	19,224
		405,274
Internet & Catalog Retail – 0.2%
Home Retail Group PLC	4,737	8,708
Rakuten, Inc.	500	4,491
Senshukai Co. Ltd.	700	4,405
		17,604
Internet Software & Services – 0.2%
carsales.com Ltd.	660	5,106
Dena Co. Ltd.	100	3,116
Open Text Corp.*	67	3,598
Yahoo Japan Corp.	12	4,124
		15,944

	Shares	Value
IT Services – 0.6%
Amadeus IT Holding S.A., Class A	198	$4,900
AtoS	43	2,887
Cap Gemini S.A.	124	5,211
CGI Group, Inc., Class A*	162	4,235
Computacenter PLC	650	3,843
Computershare Ltd.	483	4,352
Groupe Steria SCA	225	3,631
Indra Sistemas S.A.	294	3,353
Iress Ltd.	475	3,773
NEC Fielding Ltd.	300	3,517
NEC Networks & System Integration Corp.	200	3,651
Nihon Unisys Ltd.	500	3,628
NTT Data Corp.	1	3,252
Transcosmos, Inc.	200	2,222
Xchanging PLC*	1,668	2,976
		55,431
Leisure Equipment & Products – 0.2%
Namco Bandai Holdings, Inc.	200	3,138
Nikon Corp.	200	5,079
Sega Sammy Holdings, Inc.	200	3,766
Shimano, Inc.	100	6,293
Tomy Co. Ltd.	900	4,954
		23,230
Life Sciences Tools & Services – 0.1%
Eurofins Scientific	20	3,092
Gerresheimer AG*	79	3,919
QIAGEN N.V.*	174	3,022
Tecan Group AG*	51	3,806
		13,839
Machinery – 2.9%
Aida Engineering Ltd.	500	3,172
Alfa Laval AB	571	9,913
Andritz AG	60	3,613
Atlas Copco AB, Class A	430	10,569
Atlas Copco AB, Class B	260	5,693
ATS Automation Tooling Systems, Inc.*	284	2,643
Bando Chemical Industries Ltd.	1,000	3,040
Bodycote PLC	531	3,228
CKD Corp.	500	2,546

See Accompanying Notes to the Financial Statements.

70	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Construcciones y Auxiliar de Ferrocarriles S.A.	5	$2,378
Deutz AG*	540	2,365
FANUC Corp.	100	15,901
Fenner PLC	1,198	6,965
Fiat Industrial SpA	613	6,637
GEA Group AG	140	4,370
Georg Fischer AG*	25	8,766
Gildemeister AG	348	6,442
Heidelberger Druckmaschinen AG*	1,754	2,630
IHI Corp.	2,000	4,204
IMI PLC	291	4,475
Invensys PLC	605	2,220
Kawasaki Heavy Industries Ltd.	2,000	4,104
Komatsu Ltd.	600	12,551
Kone OYJ, Class B	101	7,231
Kubota Corp.	1,000	10,209
Makita Corp.	100	3,947
MAN SE	42	4,235
Meidensha Corp.	1,000	3,516
Melrose PLC	939	3,646
Metso OYJ	121	4,244
Meyer Burger Technology AG*	317	3,081
Mitsubishi Heavy Industries Ltd.	2,000	8,407
Morgan Crucible Co. PLC	822	3,337
Nippon Sharyo Ltd.	1,000	3,628
Nippon Thompson Co. Ltd.	1,000	3,453
Nitta Corp.	300	4,609
NKT Holding A/S	77	2,576
Noritake Co. Ltd.	1,000	2,327
NSK Ltd.	1,000	5,480
Pfeiffer Vacuum Technology AG	30	3,059
Ryobi Ltd.	1,000	2,039
Sandvik AB	653	9,054
Scania AB, Class B	231	4,397
Senior PLC	1,223	3,834
Singamas Container Holdings Ltd.	12,000	3,035
SKF AB, Class B	298	6,714
SMC CORP NPV	100	15,739
Sulzer AG	25	3,619
Vallourec S.A.	82	3,372

	Shares	Value
Machinery – (continued)
Volvo AB, Class B	1,255	$16,880
Vossloh AG	44	4,434
Wartsila OYJ Abp	145	5,864
The Weir Group PLC	157	4,406
		288,797
Marine – 0.4%
AP Moeller – Maersk A/S, Class B	1	6,976
Cie Maritime Belge S.A.	140	2,504
D/S Norden A/S	110	2,905
Kuehne + Nagel International AG	43	5,019
Mermaid Marine Australia Ltd.	1,060	3,561
Mitsui OSK Lines Ltd.	1,000	2,390
Nippon Yusen KK	2,000	3,803
Pacific Basin Shipping Ltd.	6,000	3,213
Seaspan Corp.	300	4,761
		35,132
Media – 1.5%
Amalgamated Holdings Ltd.	503	3,547
Avex Group Holdings, Inc.	200	3,949
British Sky Broadcasting Group PLC	699	7,984
CTS Eventim AG	84	2,493
Dentsu, Inc.	200	4,712
Eutelsat Communications S.A.	105	3,361
Informa PLC	584	3,765
IPSOS	118	4,145
ITV PLC	2,825	3,939
Kabel Deutschland Holding AG	75	5,403
Kadokawa Group Holdings, Inc.	200	6,143
Lagardere SCA	121	3,306
PagesJaunes Groupe*	999	1,816
Pearson PLC	502	10,069
Publicis Groupe S.A.	100	5,386
RCS MediaGroup SpA*	871	1,590
Reed Elsevier N.V.	527	7,078
Reed Elsevier PLC	780	7,615
Schibsted ASA	85	3,179
SES S.A.	191	5,275
Shaw Communications, Inc., Class B	296	6,444
Singapore Press Holdings Ltd.	1,000	3,311
Southern Cross Media Group Ltd.	4,287	4,623
Technicolor S.A.*	773	1,954

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	71

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Thomson Reuters Corp.	286	$8,046
Toei Co. Ltd.	1,000	5,480
Torstar Corp., Class B	501	4,035
Wolters Kluwer N.V.	290	5,610
WPP PLC	782	10,073
		144,331
Metals & Mining – 6.1%
Agnico-Eagle Mines Ltd.	118	6,657
Anglo American PLC	801	24,557
Antofagasta Aberdeen Asset Management PLC	284	5,751
APERAM	156	2,259
ArcelorMittal	601	8,901
Asahi Holdings, Inc.	200	3,368
Aurizon Mines Ltd.*	474	2,167
Barrick Gold Corp.	622	25,135
BHP Billiton Ltd.	2,024	71,883
BHP Billiton PLC	1,227	39,249
BlueScope Steel Ltd.*	8,106	3,993
Boliden AB	309	5,397
Capstone Mining Corp.*	1,014	2,506
Continental Gold Ltd.*	230	2,188
Copper Mountain Mining Corp.*	725	2,931
Detour Gold Corp.*	97	2,731
Dundee Precious Metals, Inc.*	305	2,804
Eldorado Gold Corp.	490	7,236
Evolution Mining Ltd.*	2,986	6,177
First Quantum Minerals Ltd.	311	6,985
Fortescue Metals Group Ltd.	886	3,748
Franco-Nevada Corp.	98	5,639
Fresnillo PLC	130	4,019
Gindalbie Metals Ltd.*	6,828	2,443
Glencore International PLC	875	4,836
Goldcorp, Inc.	503	22,722
G-Resources Group Ltd.*	54,000	2,578
Harry Winston Diamond Corp.*	240	3,441
High River Gold Mines Ltd.*	1,709	2,377
Hoganas AB, Class B	110	3,664
IAMGOLD Corp.	298	4,621
Iluka Resources Ltd.	315	3,240
Independence Group NL	690	2,855

	Shares	Value
Metals & Mining – (continued)
Inmet Mining Corp.	56	$2,885
JFE Holdings, Inc.	400	5,630
Keegan Resources, Inc.*	581	2,290
Kingsgate Consolidated Ltd.	835	4,754
Kinross Gold Corp.	784	7,781
Kirkland Lake Gold, Inc.*	192	1,894
Lake Shore Gold Corp.*	2,633	2,107
Lundin Mining Corp.*	558	2,903
Major Drilling Group International	229	2,367
Medusa Mining Ltd.	404	2,555
Mitsubishi Materials Corp.	1,000	2,903
Mitsubishi Steel Manufacturing Co. Ltd.	1,000	1,702
Mount Gibson Iron Ltd.	4,652	3,401
Mytilineos Holdings S.A.*	611	2,771
Nevsun Resources Ltd.	1,217	5,759
New Gold, Inc.*	326	3,813
New World Resources PLC, Class A	812	3,355
Newcrest Mining Ltd.	478	13,100
Nippon Coke & Engineering Co. Ltd.	2,500	2,940
Nippon Light Metal Holdings Co. Ltd.*	4,000	3,603
Nippon Steel & Sumitomo Metal Corp.	6,205	13,663
Norsk Hydro ASA	945	4,249
Nyrstar*	953	5,545
OceanaGold Corp.*	784	2,745
Osisko Mining Corp.*	271	2,660
Pan American Silver Corp.	163	3,573
Perseus Mining Ltd.*	1,209	3,209
Petropavlovsk PLC	989	6,426
Polymetal International PLC	142	2,549
Premier Gold Mines Ltd.*	394	2,211
Pretium Resources, Inc.*	181	2,452
Randgold Resources Ltd.	58	6,915
Resolute Mining Ltd.	1,505	2,981
Rio Tinto Ltd.	286	16,887
Rio Tinto PLC	846	42,313
Romarco Minerals, Inc.*	1,474	1,401
Rubicon Minerals Corp.*	943	3,340
Sandfire Resources NL*	521	4,554
Sanyo Special Steel Co. Ltd.	1,000	2,978

See Accompanying Notes to the Financial Statements.

72	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Silver Standard Resources, Inc.*	229	$3,476
Silver Wheaton Corp.	244	9,826
Silvercorp Metals, Inc.	532	3,295
St Barbara Ltd.*	2,801	5,504
Sumitomo Light Metal Industries Ltd.	4,000	3,253
Sundance Resources Ltd.*	7,114	2,619
Talvivaara Mining Co. PLC*	1,187	2,498
Teck Resources Ltd., Class B	388	12,306
ThyssenKrupp AG	283	6,438
Torex Gold Resources, Inc.*	1,124	2,339
Turquoise Hill Resources Ltd.*	311	2,430
Umicore S.A.	89	4,566
Viohalco Hellenic Copper and Aluminum Industry S.A.*	677	2,913
Voestalpine AG	117	3,684
Xstrata PLC	1,267	19,985
Yamana Gold, Inc.	495	9,989
		603,343
Multiline Retail – 0.6%
Canadian Tire Corp. Ltd., Class A	66	4,719
David Jones Ltd.	1,610	4,458
Debenhams PLC	7,690	14,830
Dollarama, Inc.	50	3,156
Isetan Mitsukoshi Holdings Ltd.	500	4,886
Marks & Spencer Group PLC	1,095	6,947
Mothercare PLC	625	2,794
Next PLC	103	5,917
Parco Co. Ltd.	300	3,141
PPR	49	8,613
		59,461
Multi-Utilities – 1.2%
ACEA S.p.A.	496	2,725
AGL Energy Ltd.	389	5,865
Canadian Utilities Ltd., Class A	76	5,094
Centrica PLC	2,833	14,792
E.ON AG	1,129	25,646
GDF Suez	768	17,620
Hera SpA	2,612	4,400
Iren SpA	3,001	1,693
National Grid PLC	1,896	21,580

	Shares	Value
Multi-Utilities – (continued)
REN – Redes Energeticas Nacionais SGPS S.A.	1,120	$2,887
RWE AG	296	13,522
Suez Environnement Co.	245	2,601
Veolia Environnement S.A.	289	2,860
		121,285
Office Electronics – 0.4%
Canon, Inc.	700	22,577
Konica Minolta Holdings, Inc.	500	3,316
Ricoh Co. Ltd.	1,000	8,345
Riso Kagaku Corp.	200	3,240
		37,478
Oil, Gas & Consumable Fuels – 7.5%
AltaGas Ltd.	122	4,107
ARC Resources Ltd.	213	5,168
Athabasca Oil Corp.*	258	3,121
AWE Ltd.	1,618	2,231
Bankers Petroleum Ltd.*	643	1,827
Baytex Energy Corp.	111	5,048
BG Group PLC	2,007	37,103
BlackPearl Resources, Inc.*	813	2,774
Bonheur ASA	195	4,167
BowLeven PLC*	2,286	2,698
BP PLC	11,064	79,017
C&C Energia Ltd.*	340	1,980
Cameco Corp.	288	5,581
Canadian Natural Resources Ltd.	685	20,629
Canadian Oil Sands Ltd.	389	8,251
Cenovus Energy, Inc.	495	17,448
Crescent Point Energy Corp.	213	8,844
Crew Energy, Inc.*	283	2,177
Enbridge, Inc.	454	18,051
Encana Corp.	483	10,873
Energy Resources of Australia Ltd.*	1,430	2,091
Enerplus Corp.	230	3,693
ENI S.p.A.	1,467	33,666
EnQuest PLC*	2,008	3,749
Freehold Royalties Ltd.	239	4,849
Galp Energia SGPS S.A.	202	3,233
Gulf Keystone Petroleum Ltd.*	569	1,717
Husky Energy, Inc.	224	6,062

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	73

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Imperial Oil Ltd.	184	$8,135
Inpex Corp.	2	11,385
Itochu Enex Co. Ltd.	700	3,652
JX Holdings, Inc.	1,500	7,976
Keyera Corp.	72	3,492
Legacy Oil + Gas, Inc.*	398	2,843
Lundin Petroleum AB*	171	4,092
MEG Energy Corp.*	98	3,577
Motor Oil Hellas Corinth Refineries S.A.	397	3,452
Nexen, Inc.	339	8,089
NuVista Energy Ltd.*	613	3,201
Oil Search Ltd.	865	6,673
OMV AG	118	4,312
Origin Energy Ltd.	781	9,200
Pacific Rubiales Energy Corp.	200	4,700
Parex Resources, Inc.*	762	3,423
Parkland Fuel Corp.	256	4,364
Pembina Pipeline Corp.	213	5,952
Pengrowth Energy Corp.	602	3,608
Penn West Petroleum Ltd.	387	5,022
Peyto Exploration & Development Corp.	136	3,320
Premier Oil PLC*	521	2,944
Progress Energy Resources Corp.	126	2,536
Repsol S.A.	510	10,190
Rockhopper Exploration PLC*	751	1,906
Royal Dutch Shell PLC, Class A	2,114	72,372
Royal Dutch Shell PLC, Class B	1,507	53,182
Santos Ltd.	731	8,725
Soco International PLC*	685	3,728
Statoil ASA	685	16,905
Suncor Energy, Inc.	966	32,397
Talisman Energy, Inc.	690	7,815
Total S.A.	1,265	63,633
Tourmaline Oil Corp.*	105	3,467
TransCanada Corp.	420	18,897
TransGlobe Energy Corp.*	208	2,239
Tullow Oil PLC	542	12,260
Vermilion Energy, Inc.	102	4,873
Woodside Petroleum Ltd.	406	14,482
		743,174

	Shares	Value
Paper & Forest Products – 0.2%
Ence Energia y Celulosa S.A	1,136	$2,767
Mondi PLC	325	3,571
OJI Holdings Corp.	1,000	2,928
Semapa-Sociedade de Investimento e Gestao	585	4,140
Stora Enso Oyj	717	4,523
UPM-Kymmene Oyj	459	4,913
		22,842
Personal Products – 0.3%
Beiersdorf AG	68	4,944
L’Oreal S.A.	141	17,955
Shiseido Co. Ltd.	400	5,054
		27,953
Pharmaceuticals – 5.8%
Astellas Pharma, Inc.	300	14,882
AstraZeneca PLC	694	32,172
Bayer AG	493	42,923
BTG PLC*	905	4,980
Chugai Pharmaceutical Co. Ltd.	200	4,049
Daiichi Sankyo Co. Ltd.	600	9,158
Eisai Co. Ltd.	200	8,895
Elan Corp. PLC*	356	3,930
Galenica AG	7	4,108
GlaxoSmithKline PLC	2,917	65,158
Haw Par Corp. Ltd.	1,000	5,344
Hisamitsu Pharmaceutical Co., Inc.	100	5,167
Merck KGaA	45	5,749
Novartis AG	1,376	82,823
Novo Nordisk A/S, Class B	251	40,441
Ono Pharmaceutical Co. Ltd.	100	6,030
Otsuka Holdings Co. Ltd.	200	6,153
Pronova BioPharma ASA	1,378	2,727
Recordati SpA	427	3,417
Roche Holding AG	405	77,895
Sanofi	684	60,111
Santen Pharmaceutical Co. Ltd.	100	4,373
Shionogi & Co. Ltd.	300	4,969
Shire PLC	352	9,884
Stada Arzneimittel AG	158	4,781
Takeda Pharmaceutical Co. Ltd.	500	23,208
Teva Pharmaceutical Industries Ltd.	584	23,713

See Accompanying Notes to the Financial Statements.

74	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
UCB S.A.	63	$3,674
Valeant Pharmaceuticals International, Inc.*	189	10,551
Virbac S.A.	23	4,009
		575,274
Professional Services – 0.7%
Adecco S.A.*	101	4,885
ALS Ltd./Queensland	313	3,009
Bureau Veritas S.A.	30	3,185
Capita PLC	383	4,461
Hays PLC	3,309	4,345
Intertek Group PLC	102	4,632
Meitec Corp.	200	4,399
Randstad Holding N.V.	120	3,916
SAI Global Ltd.	735	3,094
SGS S.A.	3	6,353
Teleperformance S.A.	314	9,493
Temp Holdings Co. Ltd.	200	2,405
USG People NV	493	3,456
WS Atkins PLC	621	7,143
		64,776
Real Estate Investment Trusts (REITs) – 2.1%
Allied Properties Real Estate Investment Trust	122	3,857
Altarea	27	4,041
Ascendas Real Estate Investment Trust	2,000	3,869
Ascott Residence Trust	3,000	3,135
British Land Co. PLC	591	5,032
BWP Trust	2,009	4,354
CDL Hospitality Trusts	2,000	3,172
CFS Retail Property Trust Group	1,672	3,390
Chartwell Seniors Housing Real Estate Investment Trust	346	3,555
Cofinimmo	25	2,842
Dexus Property Group	4,186	4,276
Fortune Real Estate Investment Trust	4,000	3,159
Frasers Centrepoint Trust	2,000	3,205
Fukuoka REIT Co.	1	7,507
Goodman Property Trust	3,103	2,704

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
GPT Group	1,409	$5,201
Great Portland Estates PLC	737	5,552
Hammerson PLC	534	4,059
Japan Retail Fund Investment Corp.	2	3,641
Kiwi Income Property Trust	2,741	2,636
Klepierre	77	2,854
Land Securities Group PLC	455	5,894
The Link REIT	1,500	7,461
London & Stamford Property PLC	2,007	3,722
Mapletree Commercial Trust	4,000	3,967
Mirvac Group	3,025	4,721
Mori Hills REIT Investment Corp.	1	4,848
Nieuwe Steen Investments NV	487	4,207
Nippon Building Fund, Inc.	1	10,722
Nomura Real Estate Residential Fund, Inc.	1	5,961
Parkway Life Real Estate Investment Trust	2,000	3,344
RioCan Real Estate Investment Trust	125	3,407
Shaftesbury PLC	694	6,127
Societe Immobiliere de Location pour l’Industrie et le Commerce	39	4,371
Starhill Global REIT	6,000	3,860
Stockland	1,612	5,784
Suntec Real Estate Investment Trust	3,000	3,947
Tokyu REIT, Inc.	1	5,267
Unibail-Rodamco SE	52	11,714
Vastned Retail N.V.	84	3,890
Wereldhave N.V.	67	3,962
Westfield Group	1,320	14,591
Westfield Retail Trust	2,108	6,776
		210,584
Real Estate Management & Development – 2.7%
Alony Hetz Properties & Investments Ltd.	915	4,589
Brookfield Asset Management, Inc., Class A	323	11,110
Brookfield Office Properties, Inc.	158	2,431
Bukit Sembawang Estates Ltd.	1,000	4,410
CA Immobilien Anlagen AG*	274	3,392
CapitaLand Ltd.	2,000	5,360
Cheung Kong Holdings Ltd.	1,000	14,774

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	75

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Conwert Immobilien Invest SE	250	$2,896
Daejan Holdings PLC	87	4,055
Daito Trust Construction Co. Ltd.	100	10,084
Deutsche Euroshop AG	133	5,437
Deutsche Wohnen AG	321	5,882
Fabege AB	452	4,489
FirstService Corp./Canada*	104	2,987
FKP Property Group	10,208	2,355
GAGFAH S.A.*	269	3,057
Global Logistic Properties Ltd.	1,000	2,106
Great Eagle Holdings Ltd.	2,000	5,935
GSW Immobilien AG	87	3,579
Hang Lung Group Ltd.	1,000	5,923
Hang Lung Properties Ltd.	2,000	6,955
Henderson Land Development Co. Ltd.	1,000	6,929
HKR International Ltd.	8,000	3,840
Hongkong Land Holdings Ltd.	1,000	6,350
IMMOFINANZ AG*	854	3,298
K Wah International Holdings Ltd.	7,000	3,179
Kerry Properties Ltd.	500	2,481
Kowloon Development Co. Ltd.	3,000	3,453
Kungsleden AB	491	2,398
Lend Lease Group	441	3,965
Leopalace21 Corp.*	900	2,702
Mitsubishi Estate Co. Ltd.	1,000	19,755
Mitsui Fudosan Co. Ltd.	1,000	20,180
Mobimo Holding AG*	20	4,639
New World Development Co. Ltd.	3,000	4,637
Nitsba Holdings 1995 Ltd.*	473	3,748
PSP Swiss Property AG*	34	3,122
Savills PLC	388	2,531
Sino Land Co. Ltd.	2,000	3,582
Sponda OYJ	980	4,343
Sun Hung Kai Properties Ltd.	1,000	13,923
Swire Pacific Ltd., Class A	500	5,932
Swiss Prime Site AG*	38	3,173
Wallenstam AB, Class B	308	3,372
Wharf Holdings Ltd.	1,000	6,845
Wheelock & Co. Ltd.	1,000	4,374
Wihlborgs Fastigheter AB	236	3,601
Wing Tai Holdings Ltd.	3,000	4,266
		262,424

	Shares	Value
Road & Rail – 1.5%
Asciano Ltd.	1,084	$5,126
Canadian National Railway Co.	254	21,916
Canadian Pacific Railway Ltd.	110	10,112
Central Japan Railway Co.	100	8,595
DSV A/S	147	3,304
East Japan Railway Co.	200	13,712
Firstgroup PLC	2,747	8,431
Go-Ahead Group PLC	269	5,625
Hankyu Hanshin Holdings, Inc.	1,000	5,530
Keio Corp.	1,000	7,582
Kintetsu Corp.	1,000	3,916
MTR Corp. Ltd.	1,000	3,910
National Express Group PLC	1,211	3,320
Nippon Express Co. Ltd.	1,000	3,653
Nippon Konpo Unyu Soko Co. Ltd.	400	4,809
Odakyu Electric Railway Co. Ltd.	1,000	10,597
QR National Ltd.	1,278	4,956
Senko Co. Ltd.	1,000	4,041
Tobu Railway Co. Ltd.	1,000	5,305
Tokyu Corp.	1,000	5,079
West Japan Railway Co.	100	4,360
		143,879
Semiconductors & Semiconductor Equipment – 0.6%
Aixtron SE NA	296	3,897
ARM Holdings PLC	905	9,696
ASM International NV	106	3,350
ASML Holding N.V.	264	14,522
CSR PLC	545	3,098
Dialog Semiconductor PLC*	164	3,260
Infineon Technologies AG	786	5,347
Rohm Co. Ltd.	100	3,221
STATS ChipPAC Ltd.*	15,000	3,996
STMicroelectronics N.V.	549	3,228
Tokyo Electron Ltd.	100	4,485
		58,100
Software – 0.9%
Aveva Group PLC	171	5,482
Dassault Systemes S.A.	41	4,319
DTS Corp.	300	4,132
Fidessa Group PLC	131	2,807
Nintendo Co. Ltd.	100	12,861

See Accompanying Notes to the Financial Statements.

76	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
Playtech Ltd.	449	$3,064
The Sage Group PLC	967	4,840
SAP AG	542	39,471
SimCorp A/S	15	3,281
Temenos Group AG*	175	2,866
Trend Micro, Inc.	100	2,797
UBISOFT Entertainment*	575	5,342
		91,262
Specialty Retail – 1.6%
Alpen Co. Ltd.	200	3,663
AOKI Holdings, Inc.	100	2,219
ARB Corp. Ltd.	364	3,876
Automotive Holdings Group Ltd.	1,253	4,145
Bic Camera, Inc.	7	3,415
Chow Sang Sang Holdings International Ltd.	1,000	2,134
Darty PLC	3,552	3,076
Delek Automotive Systems Ltd.	445	2,780
Dixons Retail PLC*	20,753	6,887
Douglas Holding AG	84	4,100
Dufry AG*	22	2,793
EDION Corp.	600	2,560
Folli Follie Group*	230	3,132
Geo Holdings Corp.	3	3,367
Giordano International Ltd.	4,000	3,324
Halfords Group PLC	1,333	7,422
Hennes & Mauritz AB, Class B	599	20,266
Howden Joinery Group PLC	1,911	5,234
Inditex S.A.	130	16,583
JB Hi-Fi Ltd.	358	3,805
JUMBO S.A.*	634	4,190
Kathmandu Holdings Ltd.	1,800	2,664
Kingfisher PLC	1,640	7,649
Kohnan Shoji Co. Ltd.	400	4,839
Megane TOP Co. Ltd.	300	3,446
NEC Mobiling Ltd.	100	4,154
Point, Inc.	110	4,184
RONA, Inc.	756	7,760
Valora Holding AG	26	4,953
WH Smith PLC	443	4,432
Yamada Denki Co. Ltd.	100	4,329
		157,381

	Shares	Value
Textiles, Apparel & Luxury Goods – 1.2%
Adidas AG	133	$11,328
Burberry Group PLC	301	5,654
Christian Dior S.A.	40	5,741
Cie Financiere Richemont S.A.	312	20,237
Gerry Weber International AG	67	3,040
Gildan Activewear, Inc.	109	3,709
Kurabo Industries Ltd.	3,000	4,617
Lululemon Athletica, Inc.*	71	4,900
Luxottica Group SpA	92	3,499
LVMH Moet Hennessy Louis Vuitton S.A.	156	25,349
Pandora A/S	349	5,541
Seiko Holdings Corp.*	1,000	2,627
Seiren Co. Ltd.	500	3,109
Stella International Holdings Ltd.	1,500	3,948
The Swatch Group AG	21	8,691
Trinity Ltd.	4,000	2,803
Unitika Ltd.*	6,000	3,003
		117,796
Thrifts & Mortgage Finance – 0.2%
Aareal Bank AG*	293	6,283
Paragon Group of Cos. PLC	1,930	7,786
		14,069
Tobacco – 1.0%
British American Tobacco PLC	1,080	53,407
Imperial Tobacco Group PLC	581	21,903
Japan Tobacco, Inc.	600	16,560
Swedish Match AB	150	5,109
		96,979
Trading Companies & Distributors – 1.4%
Ashtead Group PLC	1,060	6,370
Brenntag AG	35	4,410
Bunzl PLC	221	3,650
Cramo OYJ	278	2,817
Emeco Holdings Ltd.	4,871	3,511
Finning International, Inc.	141	3,308
Grafton Group PLC	667	2,915
Inabata & Co. Ltd.	600	3,873
ITOCHU Corp.	900	8,997
Kanematsu Corp.*	3,000	3,528

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	77

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Trading Companies & Distributors – (continued)
Kloeckner & Co. SE*	582	$5,270
Kuroda Electric Co. Ltd.	300	3,374
Marubeni Corp.	1,000	6,468
Mitsubishi Corp.	900	16,045
Mitsui & Co. Ltd.	1,100	15,482
Noble Group Ltd.	3,000	3,221
SIG PLC	1,576	2,658
Solar A/S, Class B	47	2,911
Sumikin Bussan Corp.	2,000	4,879
Sumitomo Corp.	700	9,528
Superior Plus Corp.	328	3,203
Toyota Tsusho Corp.	200	4,359
Travis Perkins PLC	193	3,358
Trusco Nakayama Corp.	200	3,601
Wolseley PLC	168	7,332
Yamazen Corp.	600	3,693
Yuasa Trading Co. Ltd.	2,000	3,303
		142,064
Transportation Infrastructure – 0.4%
Abertis Infraestructuras S.A.	301	4,532
Ansaldo STS SpA	345	2,803
Atlantia SpA	313	5,163
Autostrada Torino-Milano SpA	327	3,273
BBA Aviation PLC	1,318	4,289
Groupe Eurotunnel S.A.	507	3,854
Hutchison Port Holdings Trust, Class U	5,000	3,900
Koninklijke Vopak N.V.	51	3,550
Transurban Group	906	5,712
		37,076
Water Utilities – 0.1%
Pennon Group PLC	272	3,142
Severn Trent PLC	141	3,648
United Utilities Group PLC	409	4,461
		11,251
Wireless Telecommunication Services – 1.7%
eAccess Ltd.	17	8,582
Freenet AG	696	11,503
KDDI Corp.	200	15,514

	Shares	Value
Wireless Telecommunication Services – (continued)
NTT DOCOMO, Inc.	9	$13,208
Okinawa Cellular Telephone Co.	200	4,161
Rogers Communications, Inc., Class B	269	11,799
Softbank Corp.	600	18,969
Tele2 AB, Class B	255	4,254
Vodafone Group PLC	29,211	79,179
		167,169
Total Common Stocks (Cost $9,768,820)		9,602,085

PREFERRED STOCKS – 0.4%
Aerospace & Defense – 0.0%†
Rolls-Royce Holdings PLC*^(a)	79,572	128
Automobiles – 0.3%
Porsche Automobil Holding SE	104	6,903
Volkswagen AG	84	17,372
		24,275
Diversified Telecommunication Services – 0.0%†
Telecom Italia SpA	4,770	3,807
Household Products – 0.1%
Henkel AG & Co. KGaA	97	7,744
Insurance – 0.0%†
Unipol Gruppo Finanziario SpA*	1,812	2,919
Total Preferred Stocks (Cost $38,445)		38,873

Total Investment Securities (Cost $9,807,265) – 97.8%		9,640,958
Other Assets less Liabilities – 2.2%		220,744
NET ASSETS – 100.0%		$9,861,702

See Accompanying Notes to the Financial Statements.

78	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2012, the aggregate value of these securities amounted to $128 or 0.00% of net assets.

(a)	Security has been deemed illiquid at October 31, 2012.

†	Amount represents less than 0.05%

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of October 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$153,663
Aggregate gross unrealized depreciation	(325,488)
Net unrealized depreciation	$(171,825)
Federal income tax cost of investments	$9,812,783

Futures Contracts Purchased

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open long futures contracts as of October 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-mini MSCI EAFE Futures Contracts	3	12/21/12	$227,760	$(2,556)

Cash collateral in the amount of $20,000 was pledged to cover margin requirements for open futures contracts as of October 31, 2012.

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of October 31, 2012:

Contracts to Receive	Counterparty	In Exchange For	Delivery Date	Unrealized Appreciation
EUR 30,865	UBS AG	USD 40,000	12/19/12	$14

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	79

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in the following countries as of October 31, 2012 (unaudited):

Australia	7.5%
Austria	0.3
Belgium	1.3
Canada	10.5
Denmark	1.2
Finland	0.7
France	6.8
Germany	6.7
Greece	0.4
Hong Kong	3.1
Ireland	0.8
Israel	0.6
Italy	2.1
Japan	19.4
Netherlands	2.6
New Zealand	0.3
Norway	1.0
Portugal	0.3
Singapore	1.7
Spain	2.1
Sweden	2.8
Switzerland	6.6
United Kingdom	18.8
United States	0.2
Other[1]	2.2
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

80	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

October 31, 2012

	Shares	Value
COMMON STOCKS – 89.3%
Aerospace & Defense – 0.2%
AviChina Industry & Technology Co. Ltd., Class H	16,000	$6,565
Embraer S.A.	1,200	8,394
Korea Aerospace Industries Ltd.	50	1,256
S&T Dynamics Co. Ltd.	380	3,815
		20,030
Air Freight & Logistics – 0.2%
Hanjin Transportation Co. Ltd.	350	7,397
Hyundai Glovis Co. Ltd.	28	5,828
Kerry TJ Logistics Co. Ltd.	1,000	1,594
POS Malaysia BHD	1,400	1,388
Sinotrans Ltd., Class H	30,000	4,645
		20,852
Airlines – 0.7%
Air China Ltd., Class H	2,000	1,419
AirAsia BHD	3,400	3,382
Asiana Airlines, Inc.*	770	4,448
Cebu Air, Inc.	2,460	3,416
China Airlines Ltd.*	8,000	3,122
China Eastern Airlines Corp. Ltd., Class H*	24,000	8,392
China Southern Airlines Co. Ltd., Class H	28,000	13,259
Eva Airways Corp.*	4,000	2,321
Garuda Indonesia Persero Tbk PT*	59,000	4,239
Grupo Aeromexico SAB de CV*	2,900	4,533
Korean Air Lines Co. Ltd.*	100	4,488
Latam Airlines Group S.A.*	602	14,806
Malaysian Airline System BHD*	9,400	3,179
Thai Airways International PCL*	4,100	3,090
		74,094
Auto Components – 0.8%
Cheng Shin Rubber Industry Co. Ltd.	4,000	10,009
Global & Yuasa Battery Co. Ltd.	100	4,255
Halla Climate Control Corp.	50	931
Hyundai Mobis	128	32,628
Hyundai Wia Corp.	24	3,884
Kenda Rubber Industrial Co. Ltd.	4,000	4,656

	Shares	Value
Auto Components – (continued)
Kumho Tire Co., Inc.*	260	$3,135
Mahle-Metal Leve SA Industria e Comercio	100	1,260
Mando Corp.	28	3,697
Minth Group Ltd.	4,000	4,041
Sungwoo Hitech Co. Ltd.	434	4,218
Tianneng Power International Ltd.	12,000	8,114
Tong Yang Industry Co. Ltd.	4,000	3,238
		84,066
Automobiles – 2.3%
Astra International Tbk PT	40,000	33,524
Brilliance China Automotive Holdings Ltd.*	4,000	4,996
Byd Co. Ltd., Class H*	500	987
Dongfeng Motor Group Co. Ltd., Class H	4,000	4,955
Geely Automobile Holdings Ltd.	10,000	4,297
Ghabbour Auto	769	3,939
Great Wall Motor Co. Ltd., Class H	2,000	5,497
Guangzhou Automobile Group Co. Ltd., Class H	2,000	1,370
Hyundai Motor Co.	318	65,460
Kia Motors Corp.	472	26,227
Mahindra & Mahindra Ltd. (GDR)	2,122	35,331
Sanyang Industry Co. Ltd.*	12,000	7,661
TAN Chong Motor Holdings BHD	2,600	3,782
Tata Motors Ltd. (ADR)	861	20,793
UMW Holdings Bhd	1,600	5,242
Yulon Motor Co. Ltd.	2,000	3,499
		227,560
Beverages – 0.9%
Arca Continental SAB de CV	600	4,355
Cia Cervecerias Unidas S.A.	272	3,951
Cia de Bebidas das Americas	400	13,457
Coca-Cola Femsa SAB de CV	600	7,697
Fomento Economico Mexicano SAB de CV	3,800	34,229
Grupo Modelo SAB de CV	1,000	8,817
Hey Song Corp.	2,000	2,338
Hite Jinro Co. Ltd.	160	4,731

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	81

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Beverages – (continued)
Kingway Brewery Holdings Ltd.	10,000	$3,548
Tibet 5100 Water Resources Holdings Ltd.	4,000	1,130
Vina Concha y Toro S.A.	3,698	7,468
Yantai Changyu Pioneer Wine Co. Ltd., Class B	300	1,521
		93,242
Biotechnology – 0.1%
Green Cross Corp.	32	4,636
Medipost Co. Ltd.*	34	2,675
RNL BIO Co. Ltd.*	240	883
Seegene, Inc.*	18	1,291
		9,485
Building Materials – 0.0%†
PPC Ltd.	1,090	3,632
Building Products – 0.1%
LG Hausys Ltd.	46	3,307
Sung Kwang Bend Co. Ltd.	53	1,283
Yuanda China Holdings Ltd.	36,000	4,227
		8,817
Capital Markets – 1.2%
Administradora de Fondos de Pensiones Provida S.A.	1,026	7,268
Brait SE*	6,868	26,922
CETIP SA – Mercados Organizados	400	4,610
Citadel Capital SAE*	4,678	3,099
Coronation Fund Managers Ltd.	3,638	13,989
Daewoo Securities Co. Ltd.	380	3,833
Daishin Securities Co. Ltd.	660	5,259
Egyptian Financial Group-Hermes Holding*	1,929	3,721
Hanwha Investment & Securities Co. Ltd.	1,060	3,805
HMC Investment Securities Co. Ltd.	280	3,312
Hyundai Securities Co. Ltd.	150	1,151
Korea Investment Holdings Co. Ltd.	40	1,368
Masterlink Securities Corp.	14,000	4,088
Meritz Securities Co. Ltd.	3,840	4,595
NH Investment & Securities Co. Ltd.	660	3,050

	Shares	Value
Capital Markets – (continued)
President Securities Corp.*	8,000	$4,313
Samsung Securities Co. Ltd.	132	5,912
Shinyoung Securities Co. Ltd.	120	3,334
Sociedad de Inversiones Oro Blanco S.A.	82,330	1,026
TONGYANG Securities, Inc.	1,420	5,006
Woori Investment & Securities Co. Ltd.	320	3,096
Yuanta Financial Holding Co. Ltd.	16,000	7,230
		119,987
Chemicals – 3.1%
Aeci Ltd.	1,806	15,330
African Oxygen Ltd.	2,432	5,479
Boryszew S.A.*	20,738	3,440
Capro Corp.	360	4,258
Cheil Industries, Inc.	98	8,393
China BlueChemical Ltd., Class H	12,000	7,603
China Lumena New Materials Corp.	40,000	8,155
China Manmade Fibers Corp.*	16,000	5,389
China Petrochemical Development Corp.	4,000	2,780
China Synthetic Rubber Corp.	4,000	4,279
Ciech S.A.*	592	3,938
Foosung Co. Ltd.*	170	798
Formosa Chemicals & Fibre Corp.	6,000	14,213
Formosa Plastics Corp.	8,000	21,799
Fufeng Group Ltd.	14,000	5,329
Grand Pacific Petrochemical	14,000	7,213
Hanwha Chemical Corp.	220	3,651
Hanwha Corp.	120	3,427
Ho Tung Chemical Corp.*	8,000	3,971
Honam Petrochemical Corp.	30	6,134
Huabao International Holdings Ltd.	2,000	999
Huchems Fine Chemical Corp.	160	3,470
Hyosung Corp.	54	2,976
Indorama Ventures PCL	3,400	2,967
Korea Petrochemical Ind Co. Ltd.	24	1,095
Kumho Petro chemical Co. Ltd.	28	2,747
LG Chem Ltd.	90	25,252
Mexichem SAB de CV	1,600	7,933
Nan Ya Plastics Corp.	8,000	14,104
OCI Co. Ltd.	34	4,801

See Accompanying Notes to the Financial Statements.

82	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Petronas Chemicals Group Bhd	5,400	$11,523
Phosagro OAO (GDR)	624	8,624
PTT Global Chemical PCL	3,600	7,165
Shinkong Synthetic Fibers Corp.	24,000	7,369
Sinopec Shanghai Petrochemical Co. Ltd., Class H	36,000	10,312
Solar Applied Materials Technology Co.	1,000	1,113
Synthos S.A.	672	1,115
Taekwang Industrial Co. Ltd.	6	5,579
Taiwan Fertilizer Co. Ltd.	2,000	4,765
TSRC Corp.	2,000	4,080
Unipetrol AS*	534	4,631
UPC Technology Corp.	6,000	3,091
Uralkali OJSC (GDR)	622	24,370
Zaklady Azotowe Pulawy S.A.	118	4,403
Zaklady Azotowe w Tarnowie-Moscicach SA*	402	6,052
		306,115
Commercial Banks – 11.3%
ABSA Group Ltd.	518	8,289
Agricultural Bank of China Ltd., Class H	34,000	14,741
Akbank TAS	3,040	14,637
Alliance Financial Group Bhd	3,400	4,543
Axis Bank Ltd. (GDR)	1,281	28,489
Banco de Credito e Inversiones	74	4,751
Banco do Brasil S.A.	1,200	12,809
Banco Santander Brasil S.A.	1,400	9,620
Banco Santander Chile	132,408	9,108
Bancolombia S.A.	502	7,857
Bangkok Bank PCL	2,800	16,170
Bank Central Asia Tbk PT	24,000	20,489
Bank Danamon Indonesia Tbk PT	7,000	4,446
Bank Mandiri Persero Tbk PT	18,000	15,461
Bank Negara Indonesia Persero Tbk PT	17,000	6,814
Bank of Ayudhya PCL	4,000	3,883
Bank of China Ltd., Class H	128,000	52,686
Bank of Communications Co. Ltd., Class H	16,000	11,437

	Shares	Value
Commercial Banks – (continued)
Bank Pekao S.A.	234	$11,228
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	34,000	3,894
Bank Rakyat Indonesia Persero Tbk PT	21,000	16,179
Bank Tabungan Negara Persero Tbk PT	10,000	1,583
BRE Bank S.A.*	38	3,583
BS Financial Group, Inc.	400	4,530
Capitec Bank Holdings Ltd.	185	4,062
Chang Hwa Commercial Bank	12,000	6,059
China Citic Bank Corp. Ltd., Class H	14,000	7,153
China Construction Bank Corp., Class H	114,000	85,904
China Development Financial Holding Corp.*	28,000	6,259
China Merchants Bank Co. Ltd., Class H	7,000	13,079
China Minsheng Banking Corp. Ltd., Class H	10,000	9,097
Chinatrust Financial Holding Co. Ltd.	22,000	12,125
Chongqing Rural Commercial Bank, Class H	14,000	6,575
CIMB Group Holdings Bhd	10,000	25,049
Commercial International Bank Egypt SAE	1,286	7,974
Credicorp Ltd.	200	25,868
DGB Financial Group, Inc.	300	3,796
E.Sun Financial Holding Co. Ltd.	10,000	5,015
First Financial Holding Co. Ltd.	14,000	7,955
Getin Holding S.A.*	5,354	3,855
Grupo Financiero Banorte SAB de CV, Class O	3,200	17,798
Grupo Financiero Inbursa SAB de CV, Class O	3,800	10,103
Hana Financial Group, Inc.	440	12,809
HDFC Bank Ltd. (ADR)	1,818	67,975
Hong Leong Bank Bhd	1,800	8,675
Hua Nan Financial Holdings Co. Ltd.	14,000	7,356
ICICI Bank Ltd. (ADR)	828	32,499
Industrial & Commercial Bank of China Ltd., Class H	116,000	76,784
Industrial Bank of Korea	380	4,181

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	83

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Banks – (continued)
Itausa – Investimentos Itau S.A.	1,800	$11,278
KB Financial Group, Inc.	720	24,493
Kiatnakin Bank PCL	2,600	3,775
King’s Town Bank*	6,000	4,108
Komercni Banka AS	30	6,116
Korea Exchange Bank*	580	4,021
Krung Thai Bank PCL	8,200	4,842
Malayan Banking Bhd	6,800	20,159
Mega Financial Holding Co. Ltd.	16,000	11,639
National Societe Generale Bank SAE	300	2,274
Nedbank Group Ltd.	378	7,778
OTP Bank PLC	476	9,036
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,186	13,249
Public Bank Bhd	2,400	12,528
Sberbank of Russia (ADR)	4,570	53,743
Security Bank Corp.	690	2,712
Shinhan Financial Group Co. Ltd.	820	28,158
Siam Commercial Bank PCL	3,200	16,809
SinoPac Financial Holdings Co. Ltd.	14,000	5,415
Sociedad Matriz Banco de Chile, Class B	14,584	5,276
Standard Bank Group Ltd.	2,254	27,753
State Bank of India (GDR)	251	20,682
Taichung Commercial Bank	14,000	4,433
Taishin Financial Holding Co. Ltd.	14,000	5,008
Turkiye Garanti Bankasi AS	5,139	24,514
Turkiye Is Bankasi, Class C	3,579	12,166
VTB Bank OJSC (GDR)	4,872	16,789
Woori Finance Holdings Co. Ltd.	720	6,800
		1,120,786
Commercial Services & Supplies – 0.1%
Blue Label Telecoms Ltd.	5,676	4,398
China Everbright International Ltd.	2,000	1,030
Multiplus S.A.	200	4,649
Taiwan Sogo Shin Kong SEC	4,000	4,525
		14,602
Communications Equipment – 0.3%
Accton Technology Corp.	8,000	3,971

	Shares	Value
Communications Equipment – (continued)
BYD Electronic International Co. Ltd.	7,000	$1,490
China Wireless Technologies Ltd.	4,000	1,167
Comba Telecom Systems Holdings Ltd.	3,000	1,173
D-Link Corp.	6,000	3,368
Gemtek Technology Corp.*	1,000	986
HTC Corp.	2,000	14,446
TCL Communication Technology Holdings Ltd.	4,000	1,228
Wistron NeWeb Corp.	2,000	2,978
Zinwell Corp.	4,000	3,232
		34,039
Computers & Peripherals – 1.3%
Acer, Inc.*	6,000	4,642
AmTRAN Technology Co. Ltd.	12,000	10,146
Asia Vital Components Co. Ltd.	6,000	2,752
Asustek Computer, Inc.	2,000	21,429
Catcher Technology Co. Ltd.	2,000	8,695
CMC Magnetics Corp.*	44,000	6,567
Compal Electronics, Inc.	8,000	5,039
Elitegroup Computer Systems Co. Ltd.	10,000	2,708
Foxconn Technology Co. Ltd.	2,000	6,949
Gigabyte Technology Co. Ltd.	10,000	8,250
Inventec Corp.	3,000	1,026
Lenovo Group Ltd.	12,000	9,646
Lite-On Technology Corp.	4,000	5,094
Micro-Star International Co. Ltd.	14,000	6,326
Mitac International Corp.	4,000	1,324
Pegatron Corp.*	4,000	5,052
Qisda Corp.*	6,000	1,294
Quanta Computer, Inc.	4,000	9,147
Ritek Corp.*	48,000	4,913
TPV Technology Ltd.	16,000	3,551
Wistron Corp.	4,000	3,841
		128,391
Construction & Engineering – 2.6%
Aveng Ltd.	828	2,945
Besalco S.A.	1,920	3,492
Budimex S.A.	171	2,898
China Communications Construction Co. Ltd., Class H	8,000	7,505

See Accompanying Notes to the Financial Statements.

84	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – (continued)
China Railway Construction Corp. Ltd., Class H	29,000	$28,813
China Railway Group Ltd., Class H	60,000	30,581
China State Construction International Holdings Ltd.	4,000	4,764
Continental Holdings Corp.	10,000	3,594
Cosco International Holdings Ltd.	12,000	4,862
Daelim Industrial Co. Ltd.	56	3,897
Dialog Group BHD	5,400	4,255
Doosan Heavy Industries & Construction Co. Ltd.	92	3,940
Empresas ICA SAB de CV*	8,800	19,027
Gamuda Bhd	5,000	5,926
Grana y Montero SAA	2,702	9,373
Group Five Ltd./South Africa	1,746	4,927
GS Engineering & Construction Corp.	76	4,279
Hyundai Development Co.	60	1,078
Hyundai Engineering & Construction Co. Ltd.	134	8,072
IJM Corp. BHD	3,400	5,592
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV*	2,600	4,473
Interchina Holdings Co.*	70,000	4,471
Italian-Thai Development PCL*	29,000	3,823
Larsen & Toubro Ltd. (GDR)	912	27,898
Malaysian Resources Corp. Bhd	9,600	5,547
Metallurgical Corp of China Ltd., Class H*	42,000	7,804
Orascom Construction Industries*	178	7,519
Polimex-Mostostal S.A.*	4,668	818
Promotora y Operadora de Infraestructura SAB de CV	1,200	6,234
Raubex Group Ltd.	1,788	3,391
Salfacorp S.A.	449	1,059
Samsung Engineering Co. Ltd.	58	7,578
Sino Thai Engineering & Construction PCL	2,400	1,676
Taeyoung Engineering & Construction Co. Ltd.	780	3,919
WCT Bhd	4,200	3,806

	Shares	Value
Construction & Engineering – (continued)
Wilson Bayly Holmes-Ovcon Ltd.	758	$12,382
		262,218
Construction Materials – 1.3%
Anhui Conch Cement Co. Ltd., Class H	2,000	6,916
Asia Cement China Holdings Corp.	8,000	3,396
Asia Cement Corp.	4,000	4,984
BBMG Corp., Class H	17,000	14,609
Cementos Pacasmayo SAA	1,716	3,973
Cemex SAB de CV*	19,200	17,412
China National Building Material Co. Ltd., Class H	4,000	5,099
China Resources Cement Holdings Ltd.	2,000	1,360
China Shanshui Cement Group Ltd.	2,000	1,489
Goldsun Development & Construction Co. Ltd.	10,000	3,526
Grupo Argos S.A.	608	6,953
Hanil Cement Co. Ltd.	30	1,214
Holcim Maroc S.A.	7	1,425
Huaxin Cement Co. Ltd., Class B	2,400	3,206
Indocement Tunggal Prakarsa Tbk PT	3,000	6,684
Lafarge Malayan Cement Bhd	1,200	3,841
Magnesita Refratarios S.A.	1,000	3,734
Misr Beni Suef Cement Co.*	237	2,482
Semen Gresik Persero Tbk PT	6,000	9,308
Siam Cement PCL	600	7,321
Taiwan Cement Corp.	6,000	7,692
TCC International Holdings Ltd.	16,000	4,356
TPI Polene PCL	8,200	3,772
Union Andina de Cementos SAA	3,482	4,152
West China Cement Ltd.	8,000	1,445
		130,349
Consumer Finance – 0.3%
Compartamos SAB de CV	15,800	21,306
Samsung Card Co. Ltd.	100	3,869
		25,175
Containers & Packaging – 0.1%
Cheng Loong Corp.	8,000	3,204
Nampak Ltd.	1,348	4,478

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	85

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Containers & Packaging – (continued)
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	$4,259
		11,941
Distributors – 0.1%
Imperial Holdings Ltd.	350	7,925
Diversified Consumer Services – 0.4%
Anhanguera Educacional Participacoes S.A.	800	14,029
Estacio Participacoes S.A.	400	7,625
Kroton Educacional S.A.*	600	11,999
MegaStudy Co. Ltd.	51	3,166
		36,819
Diversified Financial Services – 1.5%
African Bank Investments Ltd.	1,478	4,981
AMMB Holdings Bhd	4,800	10,054
Ayala Corp.	400	4,301
BM&FBovespa S.A.	4,000	25,614
Bolsa Mexicana de Valores SAB de CV	1,600	3,545
Chailease Holding Co. Ltd.*	2,000	3,560
FirstRand Ltd.	5,536	18,315
Fubon Financial Holding Co. Ltd.	12,000	12,323
Grupo de Inversiones Suramericana S.A.	442	8,631
Grupo Security S.A.	4,164	1,513
JSE Ltd.	1,346	10,882
Metro Pacific Investments Corp.	40,000	4,020
Multi-Purpose Holdings BHD	3,400	4,052
PSG Group Ltd.	956	6,945
Remgro Ltd.	844	14,408
RMB Holdings Ltd.	1,356	5,930
Tisco Financial Group PCL	2,800	4,088
Warsaw Stock Exchange	498	5,846
		149,008
Diversified Telecommunication Services – 1.7%
Asia Pacific Telecom Co. Ltd.*	2,447	1,252
China Communications Services Corp. Ltd., Class H	12,000	6,766
China Telecom Corp. Ltd., Class H	28,000	16,655

	Shares	Value
Diversified Telecommunication Services – (continued)
China Unicom Hong Kong Ltd.	12,000	$19,603
Chunghwa Telecom Co. Ltd.	8,000	25,085
LG Uplus Corp.	500	3,196
Maroc Telecom S.A.	478	6,021
Netia S.A.*	2,058	3,743
Rostelecom OJSC (ADR)	748	17,129
SK Broadband Co. Ltd.*	984	3,600
Tata Communications Ltd. (ADR)	2,133	18,877
Telefonica Czech Republic AS	246	4,895
Telekom Malaysia Bhd	3,200	6,282
Telekomunikacja Polska S.A.	1,592	6,010
Telekomunikasi Indonesia Persero Tbk PT	20,000	20,302
Thaicom PCL*	1,600	1,149
Time dotCom Bhd*	1,300	1,494
True Corp. PCL*	14,300	2,379
XL Axiata Tbk PT	2,000	1,426
		165,864
Electric Utilities – 1.2%
Celsia S.A. ESP	2,386	7,101
Centrais Eletricas Brasileiras S.A.	600	3,295
CEZ AS	316	11,639
Cia General de Electricidad*	931	4,794
CPFL Energia S.A.	400	4,650
E.CL S.A.	1,924	4,698
EDP – Energias do Brasil S.A.	600	3,754
Enersis S.A.	25,918	8,844
Federal Hydrogenerating Co. JSC (ADR)	3,412	8,100
First Philippine Holdings Corp.	4,100	8,599
Interconexion Electrica SA ESP	940	5,092
Isagen SA ESP	3,528	4,951
Korea Electric Power Corp.*	500	12,975
Luz del Sur SAA	1,486	4,748
Manila Electric Co.	680	4,606
PGE S.A.	1,610	8,718
Tauron Polska Energia S.A.	2,742	3,785
Tenaga Nasional Bhd	6,000	13,690
		124,039
Electrical Equipment – 0.5%
China High Speed Transmission Equipment Group Co. Ltd.*	20,000	6,890

See Accompanying Notes to the Financial Statements.

86	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electrical Equipment – (continued)
Dongfang Electric Corp. Ltd., Class H	2,400	$4,020
ElSwedy Electric Co.	639	2,770
Harbin Electric Co. Ltd., Class H	12,000	9,925
LS Corp.	46	3,762
Shihlin Electric & Engineering Corp.	4,000	4,751
Taihan Electric Wire Co. Ltd.* ^	1,940	2,873
Teco Electric and Machinery Co. Ltd.	6,000	4,077
Walsin Lihwa Corp.*	4,000	1,096
Zhuzhou CSR Times Electric Co. Ltd., Class H	2,000	5,884
		46,048
Electronic Equipment, Instruments & Components – 2.2%
3S Korea Co. Ltd.*	114	943
Anxin-China Holdings Ltd.	16,000	3,551
AU Optronics Corp.*	14,000	5,320
Cando Corp./Taiwan*	9,198	3,227
Career Technology MFG. Co. Ltd.	1,000	1,297
Chimei Innolux Corp.*	10,000	3,731
Chin-Poon Industrial Co.	1,000	1,087
Chunghwa Picture Tubes*	35,000	1,090
Compeq Manufacturing Co.	3,000	1,109
Coretronic Corp.	4,000	2,896
DataTec Ltd.	2,708	16,748
Delta Electronics Thailand PCL	4,000	3,817
Delta Electronics, Inc.	4,000	13,665
Digital China Holdings Ltd.	1,000	1,683
E Ink Holdings, Inc.	1,000	805
FLEXium Interconnect, Inc.	1,000	4,074
Hana Microelectronics PCL	4,800	3,445
HannStar Display Corp.*	83,000	6,563
HannsTouch Solution, Inc.*	3,000	837
Hon Hai Precision Industry Co. Ltd.	16,000	48,582
Interflex Co. Ltd.	22	1,255
Ju Teng International Holdings Ltd.	12,000	4,800
Kingboard Chemical Holdings Ltd.	500	1,487
LG Display Co. Ltd.*	440	13,072
MIN AIK Technology Co. Ltd.	2,000	5,395
Pan-International Industrial	1,000	827
Samsung Electro-Mechanics Co. Ltd.	114	9,763
Samsung SDI Co. Ltd.	68	8,542

	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
SFA Engineering Corp.	34	$1,390
Synnex Technology International Corp.	4,000	8,462
Tripod Technology Corp.	2,000	3,868
Truly International Holdings	10,000	1,523
TXC Corp.	2,000	3,478
Unimicron Technology Corp.	4,000	4,094
Wah Lee Industrial Corp.	4,000	5,121
WPG Holdings Ltd.	4,000	4,834
WT Microelectronics Co. Ltd.	4,000	4,840
Yageo Corp.*	36,000	10,426
		217,647
Energy Equipment & Services – 0.2%
China Oilfield Services Ltd., Class H	4,000	7,587
Sapurakencana Petroleum Bhd*	5,800	4,780
TMK OAO (GDR)	287	4,256
		16,623
Food & Staples Retailing – 1.8%
Almacenes Exito S.A.	456	8,696
Cencosud S.A.	1,888	10,324
China Resources Enterprise Ltd.	4,000	13,006
Clicks Group Ltd.	610	4,192
Controladora Comercial Mexicana SAB de CV	2,200	6,199
CP ALL PCL	9,200	11,931
E-Mart Co. Ltd.	42	9,108
Emperia Holding S.A.	232	3,921
Eurocash S.A.	86	1,050
Lianhua Supermarket Holdings Co. Ltd., Class H	7,000	5,654
Massmart Holdings Ltd.	266	5,333
Pick n Pay Stores Ltd.	807	3,934
Pick’n Pay Holdings Ltd.	4,546	9,704
President Chain Store Corp.	2,000	9,893
Shoprite Holdings Ltd.	852	17,463
Siam Makro PCL	100	1,501
The Spar Group Ltd.	384	5,374
Sun Art Retail Group Ltd.	4,000	5,440
Taiwan TEA Corp.	8,000	3,875
Wal-Mart de Mexico SAB de CV	12,000	35,325
Wumart Stores, Inc., Class H	4,000	7,102
		179,025

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	87

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – 3.2%
Alicorp S.A.	1,958	$5,553
Asian Citrus Holdings Ltd.	10,944	6,237
AVI Ltd.	574	3,773
Binggrae Co. Ltd.	17	1,847
BRF – Brasil Foods S.A.	1,200	21,841
Charoen Pokphand Foods PCL	6,600	7,591
Charoen Pokphand Indonesia Tbk PT	17,000	5,531
China Agri-Industries Holdings Ltd.	9,000	5,632
China Mengniu Dairy Co. Ltd.	2,000	6,064
China Ocean Resources Co. Ltd.	420	1,483
China Yurun Food Group Ltd.*	1,000	733
CJ CheilJedang Corp.	16	5,025
Cosan S.A. Industria e Comercio	200	3,837
Daesang Corp.	300	7,276
Dongwon Industry Co. Ltd.*	17	4,443
Dutch Lady Milk Industries BHD	100	1,640
Global Bio-Chem Technology Group Co. Ltd.	32,000	3,716
Great Wall Enterprise Co. Ltd.	4,000	3,423
Gruma SAB de CV, Class B*	1,200	3,493
Grupo Bimbo SAB de CV	3,400	7,915
Grupo Nutresa S.A.	580	7,760
Illovo Sugar Ltd.	3,606	13,124
Indofood CBP Sukses Makmur Tbk PT	6,000	4,466
Indofood Sukses Makmur Tbk PT	11,000	6,528
IOI Corp. Bhd	7,400	12,293
JBS S.A.*	1,400	4,531
Juhayna Food Industries	3,717	3,965
Kernel Holding S.A.*	60	1,255
Kuala Lumpur Kepong Bhd	1,400	9,845
Lotte Confectionery Co. Ltd.	1	1,440
Lotte Samkang Co. Ltd.	3	2,011
Marfrig Alimentos S.A.*	200	1,034
Mayora Indah Tbk PT	500	1,231
Namyang Dairy Products Co. Ltd.	8	6,932
Nestle Malaysia Bhd	200	4,575
NongShim Co. Ltd.	14	3,312
Orion Corp.	8	7,511
Ottogi Corp.	20	4,346
People’s Food Holdings Ltd.	10,000	7,213

	Shares	Value
Food Products – (continued)
PPB Group Bhd	1,200	$5,303
PT Astra Agro Lestari, Tbk	500	1,091
QL Resources Bhd	4,400	4,579
Rainbow Chicken Ltd.	844	1,261
Samyang Holdings Corp.	68	4,458
Sao Martinho S.A.	400	5,001
SLC Agricola S.A.	400	3,822
Tiger Brands Ltd.	326	10,328
Tingyi Cayman Islands Holding Corp.	4,000	11,897
Tongaat Hulett Ltd.	1,170	18,291
Tradewinds Malaysia Bhd	1,800	4,332
Uni-President China Holdings Ltd.	1,000	1,258
Uni-President Enterprises Corp.	8,000	14,131
Universal Robina Corp.	2,140	3,735
Want Want China Holdings Ltd.	12,000	16,413
Wei Chuan Foods Corp.	4,000	4,258
		320,583
Gas Utilities – 0.5%
China Gas Holdings Ltd.	8,000	4,356
China Oil and Gas Group Ltd.*	40,000	4,800
E1 Corp.	58	3,303
ENN Energy Holdings Ltd.	2,000	8,322
Korea District Heating Corp.	58	3,792
Korea Gas Corp.	66	4,636
Perusahaan Gas Negara Persero Tbk PT	21,000	10,166
Petronas Gas BHD	1,600	10,295
Samchully Co. Ltd.	54	4,818
		54,488
Health Care Equipment & Supplies – 0.1%
Chabio & Diostech Co. Ltd.*	155	1,170
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,000	5,409
Top Glove Corp. Bhd	2,800	4,918
		11,497
Health Care Providers & Services – 0.5%
Amil Participacoes S.A.	400	6,019
Bangkok Dusit Medical Services PCL	400	1,390
Banmedica S.A.	2,166	4,722
Bumrungrad Hospital PCL	400	989

See Accompanying Notes to the Financial Statements.

88	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – (continued)
Diagnosticos da America SA	600	$3,990
Life Healthcare Group Holdings Ltd.	1,472	5,548
Mediclinic International Ltd.*	597	3,236
Netcare Ltd.	1,822	3,770
Odontoprev S.A.	600	3,103
Qualicorp S.A.*	100	1,026
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,000	5,559
Sinopharm Group Co. Ltd., Class H	1,600	5,378
		44,730
Hotels, Restaurants & Leisure – 1.0%
Alsea SAB de CV*	2,600	4,177
The Ambassador Hotel	1,000	1,032
AmRest Holdings SE*	191	4,693
Berjaya Sports Toto Bhd	3,000	4,373
China Travel International Inv HK	24,000	4,645
Genting Bhd	4,400	12,784
Genting Malaysia Bhd	6,400	7,543
Grand Korea Leisure Co. Ltd.	120	3,378
Hana Tour Service, Inc.	60	3,378
Hotel Shilla Co. Ltd.	70	2,952
Jollibee Foods Corp.	570	1,463
Kangwon Land, Inc.	220	5,124
Minor International PCL	9,200	5,493
Orbis S.A.	399	4,449
Paradise Co. Ltd.	214	3,581
REXLot Holdings Ltd.	50,000	3,613
Sun International Ltd./South Africa	2,115	23,462
Tsogo Sun Holdings Ltd.	1,488	3,806
		99,946
Household Durables – 1.3%
Brookfield Incorporacoes S.A.	3,200	5,596
Consorcio ARA SAB de CV*	12,600	3,985
Corp. GEO SAB de CV*	7,200	8,647
Cyrela Brazil Realty SA Empreendimentos e Participacoes	600	5,089
Desarrolladora Homex SAB de CV*	3,400	7,531
Even Construtora e Incorporadora S.A.	2,600	10,374
Gafisa S.A.*	6,600	12,126

	Shares	Value
Household Durables – (continued)
Haier Electronics Group Co. Ltd.*	1,000	$1,279
LG Electronics, Inc.	200	13,919
MRV Engenharia e Participacoes S.A.	600	3,044
PDG Realty SA Empreendimentos e Participacoes	2,200	3,706
PIK Group (GDR)*	2,876	6,212
Rossi Residencial S.A.	2,600	5,469
Skyworth Digital Holdings Ltd.	28,000	15,138
Steinhoff International Holdings Ltd.*	1,984	6,646
Tatung Co. Ltd.*	32,000	7,350
TCL Multimedia Technology Holdings Ltd.	8,000	4,449
Tecnisa S.A.	300	1,241
Urbi Desarrollos Urbanos SAB de CV*	1,700	1,065
Woongjin Coway Co. Ltd.	120	4,368
		127,234
Household Products – 0.3%
Kimberly-Clark de Mexico SAB de CV, Class A	3,200	7,760
LG Household & Health Care Ltd.	18	10,579
NVC Lighting Holdings Ltd.	5,000	1,323
Unilever Indonesia Tbk PT	3,000	8,136
		27,798
Independent Power Producers & Energy Traders – 1.3%
Aboitiz Power Corp.	6,000	4,821
AES Gener S.A.	12,655	7,535
Akenerji Elektrik Uretim AS*	8,651	10,076
China Datang Corp. Renewable Power Co. Ltd., Class H	44,000	4,826
China Longyuan Power Group Corp., Class H	10,000	6,516
China Power International Development Ltd.	28,000	7,623
China Resources Power Holdings Co. Ltd.	4,000	8,568
Colbun S.A.*	20,432	5,697
Datang International Power Generation Co. Ltd., Class H	44,000	15,670
Empresa Nacional de Electricidad S.A./Chile	7,002	11,238

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	89

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Independent Power Producers & Energy Traders – (continued)
Energy Development Corp.	26,000	$4,210
First Gen Corp.*	9,200	4,991
Glow Energy PCL	700	1,633
Huadian Power International Co., Class H*	20,000	5,084
Huaneng Power International, Inc., Class H	8,000	6,400
Huaneng Renewables Corp. Ltd., Class H*	36,000	4,552
MPX Energia S.A.*	200	1,057
Tractebel Energia S.A.	200	3,448
Zhejiang Southeast Electric Power Co., Class B	20,200	11,009
		124,954
Industrial Conglomerates – 1.6%
Aboitiz Equity Ventures, Inc.	4,600	5,388
Alfa SAB de CV, Class A	6,000	11,029
Alliance Global Group, Inc.	10,200	3,684
Beijing Enterprises Holdings Ltd.	1,000	6,458
Bidvest Group Ltd.	610	14,512
Citic Pacific Ltd.	4,000	5,099
CJ Corp.	50	4,883
Doosan Corp.	10	1,155
Empresas COPEC S.A.	902	12,977
Far Eastern New Century Corp.	6,000	6,213
Grupo Carso SAB de CV	1,200	4,346
Hosken Consolidated Investments Ltd.	752	8,437
JG Summit Holdings, Inc.	4,200	3,364
Kopex S.A.*	699	4,227
LG Corp.	190	11,603
Reunert Ltd.	438	3,846
Samsung Techwin Co. Ltd.	78	4,084
Shanghai Industrial Holdings Ltd.	2,000	6,426
Sime Darby Bhd	5,600	17,980
SK Holdings Co. Ltd.	52	7,247
SM Investments Corp.	420	8,187
Tianjin Development Hldgs Ltd.*	12,000	5,714
		156,859
Insurance – 2.0%
Cathay Financial Holding Co. Ltd.	14,000	14,066

	Shares	Value
Insurance – (continued)
China Life Insurance Co. Ltd.*	4,000	$3,122
China Life Insurance Co. Ltd., Class H	12,000	35,458
China Pacific Insurance Group Co. Ltd., Class H	3,200	10,033
China Taiping Insurance Holdings Co. Ltd.*	1,000	1,714
Discovery Holdings Ltd.	1,213	7,742
Dongbu Insurance Co. Ltd.	100	4,534
Hanwha General Insurance Co. Ltd.*	170	1,154
Hanwha Life Insurance Co. Ltd.	210	1,481
Hyundai Marine & Fire Insurance Co. Ltd.	140	4,525
Meritz Fire & Marine Insurance Co. Ltd.	780	10,585
MMI Holdings Ltd./South Africa	2,276	5,486
PICC Property & Casualty Co. Ltd., Class H	4,000	5,326
Ping An Insurance Group Co. of China Ltd., Class H	3,000	23,768
Powszechny Zaklad Ubezpieczen S.A.	112	13,076
RMI Holdings	1,512	3,930
Samsung Fire & Marine Insurance Co. Ltd.	70	15,308
Samsung Life Insurance Co. Ltd.	100	8,619
Sanlam Ltd.	3,414	15,200
Shin Kong Financial Holding Co. Ltd.*	14,000	3,628
Sul America S.A.	1,000	7,881
Taiwan Life Insurance Co. Ltd.*	8,000	4,751
		201,387
Internet & Catalog Retail – 0.1%
B2W Cia Global Do Varejo*	200	973
Interpark Corp.*	573	4,382
		5,355
Internet Software & Services – 1.1%
Ahnlab, Inc.	13	742
Daou Technology, Inc.	380	5,401
Daum Communications Corp.	13	1,117
NHN Corp.	78	18,059

See Accompanying Notes to the Financial Statements.

90	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – (continued)
SINA Corp./China*	200	$10,926
Tencent Holdings Ltd.	2,000	70,709
		106,954
IT Services – 0.7%
Cielo S.A.	600	14,851
Infosys Ltd. (ADR)	998	43,333
Nan Hai Corp. Ltd.*	300,000	1,200
SK C&C Co. Ltd.	32	2,808
Systex Corp.*	6,000	6,336
Travelsky Technology Ltd., Class H	6,000	3,097
		71,625
Leisure Equipment & Products – 0.2%
Asia Optical Co., Inc.*	4,000	3,649
Giant Manufacturing Co. Ltd.	1,000	5,169
Merida Industry Co. Ltd.	2,000	7,668
		16,486
Machinery – 1.0%
China Automation Group Ltd.	5,000	1,187
China National Materials Co. Ltd., Class H	18,000	5,644
CSR Corp. Ltd., Class H	2,000	1,553
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	200	4,291
Doosan Infracore Co. Ltd.*	220	3,248
Hanjin Heavy Industries & Construction Co. Ltd.*	500	5,410
Hiwin Technologies Corp.	1,000	6,436
Hyundai Elevator Co. Ltd.	14	1,059
Hyundai Heavy Industries Co. Ltd.	82	17,218
Hyundai Mipo Dockyard	26	2,777
Iochpe-Maxion S.A.	100	1,226
Samsung Heavy Industries Co. Ltd.	320	9,785
STX Corp. Co. Ltd.	560	4,108
STX Engine Co. Ltd.	360	2,641
STX Offshore & Shipbuilding Co. Ltd.	840	6,085
TK Corp.*	43	1,090
United Tractors Tbk PT	3,000	6,590
WEG S.A.	400	4,597
Weichai Power Co. Ltd., Class H	2,000	7,084

	Shares	Value
Machinery – (continued)
Yungtay Engineering Co. Ltd.	2,000	$3,985
Zoomlion Heavy Industry Science and Technology Co. Ltd.	2,800	3,772
		99,786
Marine – 0.6%
China Shipping Container Lines Co. Ltd., Class H*	24,000	6,410
China Shipping Development Co. Ltd., Class H	12,000	6,302
Cia Sud Americana de Vapores S.A.*	87,856	8,391
Grindrod Ltd.	2,764	4,728
Hanjin Shipping Co. Ltd.*	90	1,002
Hyundai Merchant Marine Co. Ltd.*	140	3,370
MISC Bhd*	2,600	3,619
Shih Wei Navigation Co. Ltd.	6,000	4,950
Sincere Navigation Corp.	4,000	3,355
Trada Maritime Tbk PT*	44,000	4,352
Trencor Ltd.	2,652	16,767
		63,246
Media – 1.3%
BEC World PCL	2,000	3,850
Bhakti Investama Tbk PT	117,000	6,700
Caxton and CTP Publishers and Printers Ltd.	1,934	3,779
Central European Media Enterprises Ltd., Class A*	558	3,154
Cheil Worldwide, Inc.	200	3,851
CJ E&M Corp.*	348	9,365
Cyfrowy Polsat S.A.*	1,049	4,761
Grupo Televisa SAB	4,800	21,794
Indosiar Karya Media Tbk PT*	45,000	5,013
KT Skylife Co. Ltd.*	140	3,896
Media Nusantara Citra Tbk PT	4,500	1,324
Media Prima Bhd	6,400	4,791
Naspers Ltd.	730	47,237
SBS Media Holdings Co. Ltd.	700	4,236
SM Entertainment Co.*	72	4,080
TV Azteca SAB de CV	6,200	3,898
VODone Ltd.	10,000	968
		132,697

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	91

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – 5.5%
African Rainbow Minerals Ltd.	212	$4,423
Anglo American Platinum Ltd.	128	5,930
AngloGold Ashanti Ltd.	720	23,876
Assore Ltd.	35	1,440
CAP S.A.	164	5,643
Chiho-Tiande Group Ltd.	8,000	3,974
China Metal Recycling Holdings Ltd.	4,200	4,200
China Molybdenum Co. Ltd., Class H*	8,000	3,427
China Precious Metal Resources Holdings Co. Ltd.*	28,000	5,383
China Rare Earth Holdings Ltd.	20,000	4,568
China Steel Corp.	24,000	20,621
China Vanadium Titano – Magnetite Mining Co. Ltd.	20,000	3,845
Chun Yuan Steel	10,000	3,783
Cia de Minas Buenaventura S.A. (ADR)	400	14,304
Cia Siderurgica Nacional S.A.	1,400	7,744
CITIC Dameng Holdings Ltd.	44,000	5,053
Dongbu Steel Co. Ltd.*	1,570	5,218
Dongkuk Steel Mill Co. Ltd.	580	7,445
Ezz Steel	4,441	7,476
Gloria Material Technology Corp.	1,000	786
Gold Fields Ltd.	1,374	16,908
Grupa Kety S.A.	84	3,397
Grupo Mexico SAB de CV	7,400	23,745
Grupo Simec SAB de CV*	1,600	6,430
Harmony Gold Mining Co. Ltd.	768	6,270
Hunan Nonferrous Metal Corp. Ltd., Class H	28,000	8,310
Hyundai Hysco Co. Ltd.	80	3,198
Hyundai Steel Co.	114	8,206
Impala Platinum Holdings Ltd.	960	17,215
Industrias CH SAB de CV*	800	4,645
Industrias Penoles SAB de CV	270	13,512
Jastrzebska Spolka Weglowa S.A.	96	2,608
Jiangxi Copper Co. Ltd., Class H	2,000	5,174
KGHM Polska Miedz S.A.	264	13,288
KISWIRE Ltd.	50	1,451
Korea Zinc Co. Ltd.	16	6,573
Kumba Iron Ore Ltd.	156	9,720

	Shares	Value
Metals & Mining – (continued)
Magnitogorsk Iron & Steel Works (GDR)*	3,177	$13,699
Mechel (ADR)	434	2,756
Merafe Resources Ltd.*	12,142	963
Minera Frisco SAB de CV*	1,400	5,541
Minsur S.A.	6,160	5,586
MMC Norilsk Nickel OJSC (ADR)	1,154	17,702
MMX Mineracao e Metalicos S.A.*	400	792
Nickel Asia Corp.*	9,000	3,745
Northam Platinum Ltd.*	276	1,034
Novolipetsk Steel OJSC (GDR)	258	4,874
Palabora Mining Co. Ltd.	111	1,079
Paranapanema S.A.*	3,400	5,711
Poongsan Corp.	300	8,747
POSCO	130	40,945
Royal Bafokeng Platinum Ltd.*	814	4,969
Sahaviriya Steel Industries PCL*	161,400	3,475
SeAH Steel Corp.	34	2,934
Severstal OAO (GDR)	1,150	13,949
Shougang Concord International Enterprises Co. Ltd.*	88,000	4,712
Shougang Fushan Resources Group Ltd.	20,000	6,993
Southern Copper Corp.	200	7,620
Sterlite Industries India Ltd. (ADR)	2,334	17,482
Timah Persero Tbk PT	8,000	1,191
United Co. RUSAL PLC*	6,000	3,290
Usinas Siderurgicas de Minas Gerais S.A.	200	1,046
Vale Indonesia Tbk PT	3,000	843
Vale S.A.	2,600	47,962
Volcan Cia Minera SAA	4,166	4,067
Winsway Coking Coal Holding Ltd.	26,000	4,194
Xingda International Holdings Ltd.	3,000	1,061
YC INOX Co. Ltd.	6,000	3,163
Yieh United Steel Corp.*	11,342	3,514
Zhaojin Mining Industry Co. Ltd., Class H	2,000	3,355
Zijin Mining Group Co. Ltd., Class H	12,000	4,831
		543,614
Multiline Retail – 1.0%
Empresas La Polar S.A.*	2,580	1,241

See Accompanying Notes to the Financial Statements.

92	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Multiline Retail – (continued)
Far Eastern Department Stores Co. Ltd.	1,000	$941
Golden Eagle Retail Group Ltd.	2,000	4,387
Grupo Famsa SAB de CV, Class A*	3,000	3,553
Hyundai Department Store Co. Ltd.	34	4,224
Intime Department Store Group Co. Ltd.	3,000	3,554
Lojas Americanas S.A.*	800	6,069
Lojas Renner S.A.	400	14,817
Lotte Shopping Co. Ltd.	22	6,808
Magazine Luiza S.A.	1,000	5,571
Marisa Lojas S.A.	400	5,873
Matahari Putra Prima Tbk PT	38,000	5,974
Mercuries & Associates Ltd.*	4,000	3,423
Mitra Adiperkasa Tbk PT	5,000	3,410
Parkson Retail Group Ltd.	4,000	3,386
PCD Stores Group Ltd.	12,000	1,130
Ramayana Lestari Sentosa Tbk PT	11,500	1,329
SACI Falabella	756	7,747
Shinsegae Co. Ltd.	18	3,218
Woolworths Holdings Ltd.	1,528	11,487
		98,142
Multi-Utilities – 0.1%
YTL Corp. Bhd	10,800	6,205
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	131	3,260
		9,465
Office Electronics – 0.1%
Kinpo Electronics	26,000	5,233
Sindoh Co. Ltd.	62	3,764
		8,997
Oil, Gas & Consumable Fuels – 8.4%
Adaro Energy Tbk PT	30,000	4,279
Banpu PCL	300	3,837
Bumi Resources Tbk PT	16,000	1,099
China Coal Energy Co. Ltd., Class H	8,000	7,948
China Petroleum & Chemical Corp., Class H	32,000	33,982
China Shenhua Energy Co. Ltd., Class H	6,000	25,548

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
CNOOC Ltd.	34,000	$70,632
Cosan Ltd., Class A	400	6,564
Ecopetrol S.A.	8,922	26,554
Energi Mega Persada Tbk PT*	101,500	962
Esso Thailand PCL	17,600	6,202
Exxaro Resources Ltd.	248	4,946
Formosa Petrochemical Corp.	2,000	5,819
Gazprom Neft OAO (ADR)	260	6,412
Gazprom OAO (ADR)	11,276	103,006
GS Holdings	102	6,416
Hidili Industry International Development Ltd.	16,000	4,067
Indo Tambangraya Megah Tbk PT	1,000	4,232
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,200	6,521
IRPC PCL	25,400	3,564
Kunlun Energy Co. Ltd.	4,000	7,432
Lubelski Wegiel Bogdanka S.A.	94	3,531
Lukoil OAO (ADR)	1,112	67,220
Medco Energi Internasional Tbk PT	23,000	3,783
MOL Hungarian Oil and Gas PLC	84	7,297
NovaTek OAO (GDR)	184	20,976
OGX Petroleo e Gas Participacoes S.A.*	2,600	6,032
PetroChina Co. Ltd., Class H	40,000	54,606
Petroleo Brasileiro S.A.	5,800	61,424
Petronas Dagangan BHD	600	4,349
Polski Koncern Naftowy Orlen S.A.*	596	8,171
Polskie Gornictwo Naftowe i Gazownictwo S.A.*	3,760	4,649
PTT Exploration & Production PCL	2,400	12,998
PTT PCL	1,600	16,600
Reliance Industries Ltd. (GDR)(a)	1,523	45,157
Rosneft OAO (GDR)	3,546	26,240
Sasol Ltd.	1,060	45,085
Sinopec Kantons Holdings Ltd.	2,000	1,492
SK Gas Co. Ltd.	44	3,187
SK Innovation Co. Ltd.	118	17,366
S-Oil Corp.	90	8,244
Surgutneftegas OAO (ADR)	4,094	30,171
Tambang Batubara Bukit Asam Persero Tbk PT	2,000	3,332
Tatneft OAO (ADR)	502	19,448

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	93

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Thai Oil PCL	1,800	$3,920
Ultrapar Participacoes S.A.	600	12,590
Yanchang Petroleum International Ltd.*	20,000	1,290
Yanzhou Coal Mining Co. Ltd., Class H	4,000	6,018
		835,198
Paper & Forest Products – 0.6%
Duratex S.A.	600	4,176
Empresas CMPC S.A.	2,270	8,636
Fibria Celulose S.A.*	400	3,397
Hansol Paper Co.	600	5,039
Indah Kiat Pulp & Paper Corp. Tbk PT*	45,000	4,591
Masisa S.A.	37,656	4,066
Mondi Ltd.	2,030	21,889
Nine Dragons Paper Holdings Ltd.	2,000	1,409
Sappi Ltd.*	1,022	2,882
YFY, Inc.	20,000	8,147
		64,232
Personal Products – 0.4%
Amorepacific Corp.	6	6,822
AMOREPACIFIC Group	3	1,293
Hengan International Group Co. Ltd.	1,000	9,110
Hypermarcas S.A.*	600	4,773
Natura Cosmeticos S.A.	400	10,669
Real Nutriceutical Group Ltd.	15,000	5,361
		38,028
Pharmaceuticals – 1.4%
Adcock Ingram Holdings Ltd.	2,530	16,839
Aspen Pharmacare Holdings Ltd.*	554	10,062
Celltrion, Inc.	204	5,022
China Medical System Holdings Ltd.	6,000	3,461
China Shineway Pharmaceutical Group Ltd.	1,000	1,600
Chong Kun Dang Pharm Corp.	160	5,091
Daewoong Pharmaceutical Co. Ltd.	40	1,764
Dong-A Pharmaceutical Co. Ltd.	50	5,181
Dr Reddy’s Laboratories Ltd. (ADR)	802	26,097

	Shares	Value
Pharmaceuticals – (continued)
Egyptian International Pharmaceutical Industrial Co.	206	$1,336
Hanmi Pharm Co. Ltd.*	88	8,916
Ilyang Pharmaceutical Co. Ltd.*	40	926
Kalbe Farma Tbk PT	50,000	5,050
LG Life Sciences Ltd.*	80	3,349
Pharmstandard OJSC (GDR)*	264	3,881
Ranbaxy Laboratories Ltd. (GDR)*	1,749	17,105
Richter Gedeon Nyrt	32	5,969
Sino Biopharmaceutical	16,000	6,379
TTY Biopharm Co. Ltd.	2,000	6,237
Yuhan Corp.	50	8,642
		142,907
Real Estate Investment Trusts (REITs) – 0.5%
Capital Property Fund	3,106	3,563
CapitaMalls Malaysia Trust	7,600	4,491
Cathay No 1 REIT	10,000	5,806
Fountainhead Property Trust	16,978	15,594
SA Corporate Real Estate Fund Nominees Pty Ltd.	30,792	12,495
Shin Kong No.1 REIT	10,000	4,406
		46,355
Real Estate Management & Development – 3.8%
Acucap Properties Ltd.	2,440	12,496
Agile Property Holdings Ltd.	4,000	4,547
Agung Podomoro Land Tbk PT	115,500	4,389
Alam Sutera Realty Tbk PT	68,000	4,106
Aliansce Shopping Centers S.A.	600	6,827
Ayala Land, Inc.	11,000	6,288
Bangkokland PCL	21,200	913
BR Malls Participacoes S.A.	800	10,521
BR Properties S.A.	400	5,241
C C Land Holdings Ltd.	24,000	5,512
Cathay Real Estate Development Co. Ltd.	3,000	1,381
Central Pattana PCL	1,800	4,170
China Merchants Property Development Co. Ltd., Class B	2,400	4,862
China Overseas Land & Investment Ltd.	8,000	20,955
China Resources Land Ltd.	4,000	9,135
China SCE Property Holdings Ltd.	16,000	3,675

See Accompanying Notes to the Financial Statements.

94	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
China South City Holdings Ltd.	32,000	$5,079
China Vanke Co. Ltd., Class B	2,600	3,392
Chong Hong Construction Co.	2,000	4,580
Ciputra Development Tbk PT	69,000	4,885
Country Garden Holdings Co. Ltd.*	10,000	4,013
Douja Promotion Groupe Addoha S.A.	454	3,283
Echo Investment S.A.*	3,747	5,618
Evergrande Real Estate Group Ltd.	10,000	4,374
Fantasia Holdings Group Co. Ltd.	33,000	3,321
Filinvest Land, Inc.	97,000	3,438
Franshion Properties China Ltd.	4,000	1,223
Globe Trade Centre S.A.*	1,460	3,757
Glorious Property Holdings Ltd.*	42,000	6,612
Greentown China Holdings Ltd.	13,000	16,019
Growthpoint Properties Ltd.	3,132	8,500
Guangzhou R&F Properties Co. Ltd., Class H	5,600	6,886
Hemaraj Land and Development PCL	40,800	4,180
Hopson Development Holdings Ltd.*	8,000	7,711
Huaku Development Co. Ltd.	2,000	4,074
Hyprop Investments Ltd.	638	4,914
Iguatemi Empresa de Shopping Centers S.A.	400	5,083
IJM Land Bhd	1,700	1,233
JHSF Participacoes S.A.	300	1,303
Kaisa Group Holdings Ltd.*	34,000	6,361
Kindom Construction Co.	6,000	3,851
Lippo Karawaci Tbk PT	42,000	4,067
Longfor Properties Co. Ltd.	3,000	5,296
LPS Brasil Consultoria de Imoveis S.A.	200	3,438
LSR Group (GDR)	864	4,160
Mah Sing Group Bhd	5,300	3,915
Megaworld Corp.	72,000	4,282
Minmetals Land Ltd.	12,000	1,626
Multiplan Empreendimentos Imobiliarios S.A.	200	5,862
New World China Land Ltd.	2,000	921
Parque Arauco S.A.	3,248	7,404

	Shares	Value
Real Estate Management & Development – (continued)
Poly Property Group Co. Ltd.*	2,000	$1,216
Powerlong Real Estate Holdings Ltd.	24,000	4,057
Prince Housing & Development Corp.	6,000	4,036
Quality Houses PCL	61,700	4,308
Radium Life Tech Co. Ltd.	2,000	1,246
Resilient Property Income Fund Ltd.	4,046	21,213
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,400	3,366
Shenzhen Investment Ltd.	36,000	9,569
Shimao Property Holdings Ltd.	3,000	5,729
Sinolink Worldwide Holdings Ltd.*	18,000	1,347
Sino-Ocean Land Holdings Ltd.	7,000	4,390
SM Prime Holdings, Inc.	16,200	5,702
Soho China Ltd.	5,000	3,400
Sonae Sierra Brasil S.A.	100	1,675
Summarecon Agung Tbk PT	30,000	5,466
Sunac China Holdings Ltd.	14,000	7,406
Supalai PCL	5,400	3,383
Talaat Moustafa Group*	3,703	2,962
Tian An China Investment	6,000	3,476
Yuexiu Property Co. Ltd.	26,000	7,146
Yuzhou Properties Co.	6,000	1,394
		372,166
Road & Rail – 0.2%
All America Latina Logistica S.A.	1,000	4,551
Evergreen International Storage & Transport Corp.	2,000	1,236
Guangshen Railway Co. Ltd., Class H	24,000	8,268
JSL S.A.	200	1,163
Localiza Rent a Car S.A.	200	3,507
Tegma Gestao Logistica	200	3,448
		22,173
Semiconductors & Semiconductor Equipment – 5.7%
ALI Corp.	1,000	1,085
Chipbond Technology Corp.	4,000	6,778
Dongbu HiTek Co. Ltd.*	870	5,401
Duksan Hi-Metal Co. Ltd.*	58	1,085
Elan Microelectronics Corp.	2,000	3,095
Epistar Corp.	2,000	3,184

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	95

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Faraday Technology Corp.	2,000	$2,451
GCL-Poly Energy Holdings Ltd.	7,000	1,246
GemVax & Kael Co. Ltd.*	122	4,145
Gintech Energy Corp.*	1,000	719
Green Energy Technology, Inc.*	2,000	959
Jusung Engineering Co. Ltd.*	845	3,680
King Yuan Electronics Co. Ltd.	18,000	9,797
Macronix International	4,000	1,041
MediaTek, Inc.	2,000	22,217
Motech Industries, Inc.*	6,000	4,621
MStar Semiconductor, Inc.	1,000	8,472
Neo Solar Power Corp.*	6,000	2,896
Novatek Microelectronics Corp.	2,000	7,531
Powertech Technology, Inc.	2,000	3,108
Radiant Opto-Electronics Corp.	1,000	4,159
Regent Manner International Holdings Ltd.	5,000	1,045
Samsung Electronics Co. Ltd.	212	254,649
Semiconductor Manufacturing International Corp.*	292,000	11,492
Siliconware Precision Industries Co.	6,000	5,854
Sino-American Silicon Products, Inc.	4,000	3,861
SK Hynix, Inc.*	1,020	23,241
Solartech Energy Corp.*	4,000	1,958
Taiwan Semiconductor Manufacturing Co. Ltd.	46,000	139,674
Taiwan Surface Mounting Technology Co. Ltd.	2,000	2,971
United Microelectronics Corp.	24,000	8,914
Unity Opto Technology Co. Ltd.*	1,000	813
Vanguard International Semiconductor Corp.	6,000	3,892
Visual Photonics Epitaxy Co. Ltd.	2,000	2,098
Winbond Electronics Corp.*	44,000	5,934
Wonik IPS Co. Ltd.*	194	838
		564,904
Software – 0.2%
AsiaInfo-Linkage, Inc.*	100	1,000
Asseco Poland S.A.	228	2,855
Cyberlink Corp.	1,000	3,611
Kingdee International Software Group Co. Ltd.*	6,000	1,246

	Shares	Value
Software – (continued)
Kingsoft Corp. Ltd.	6,000	$3,484
NCSoft Corp.	30	5,749
Neowiz Games Corp.*	43	972
Totvs S.A.	200	4,069
WeMade Entertainment Co. Ltd.	24	1,094
		24,080
Specialty Retail – 0.9%
Ace Hardware Indonesia Tbk PT	5,000	3,644
Belle International Holdings Ltd.	8,000	14,906
Cia Hering	200	4,597
The Foschini Group Ltd.	444	6,425
GOME Electrical Appliances Holding Ltd.*	10,000	1,045
Grupo Elektra SAB DE CV	140	5,795
JD Group Ltd./South Africa	2,572	13,689
Lewis Group Ltd.	1,416	11,231
Mr Price Group Ltd.	502	7,730
Pou Sheng International Holdings Ltd.*	16,000	1,022
Truworths International Ltd.	896	9,723
Tsann Kuen Enterprise Co. Ltd.	2,000	$4,135
Zhongsheng Group Holdings Ltd.	1,000	1,293
		85,235
Textiles, Apparel & Luxury Goods – 0.9%
361 Degrees International Ltd.	6,000	1,726
Arezzo Industria e Comercio S.A.	200	3,571
China Dongxiang Group Co.	9,000	1,126
China Lilang Ltd.	2,000	1,138
Daphne International Holdings Ltd.	4,000	4,826
Eclat Textile Co. Ltd.	2,000	5,915
Fila Korea Ltd.	56	3,158
Grendene S.A.	600	4,537
Handsome Co. Ltd.	50	1,268
LG Fashion Corp.	120	3,345
Li Ning Co. Ltd.*	2,500	1,326
Li Peng Enterprise Co. Ltd.*	10,000	2,834
LPP S.A.	4	4,933
Makalot Industrial Co. Ltd.	2,000	6,039
NG2 S.A.	292	5,356
Peak Sport Products Co. Ltd.	8,000	1,517
Ports Design Ltd.	1,500	1,066

See Accompanying Notes to the Financial Statements.

96	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Pou Chen Corp.	6,000	$6,069
Restoque Comercio e Confeccoes de Roupas S.A.	300	1,280
Ruentex Industries Ltd.	2,000	4,512
Tainan Spinning Co. Ltd.	3,000	1,325
Woongjin Chemical Co. Ltd.*	5,200	2,766
Youngone Corp.	300	9,298
Youngone Holdings Co. Ltd.	102	5,677
		84,608
Tobacco – 0.4%
British American Tobacco Malaysia Bhd	200	4,152
Gudang Garam Tbk PT	1,000	5,117
KT&G Corp.	216	16,459
Philip Morris CR AS	6	3,211
Souza Cruz S.A.	800	10,443
		39,382
Trading Companies & Distributors – 0.4%
Barloworld Ltd.	448	3,618
Citic Resources Holdings Ltd.*	48,000	7,370
Daewoo International Corp.	40	1,537
Hyundai Corp.	220	3,914
iMarketKorea, Inc.	50	1,187
LG International Corp.	30	1,089
Mills Estruturas e Servicos de Engenharia S.A.	400	6,136
Samsung C&T Corp.	250	13,593
		38,444
Transportation Infrastructure – 1.2%
Bangkok Expressway PCL	1,500	1,358
Beijing Capital International Airport Co. Ltd., Class H	8,000	5,151
CCR S.A.	1,800	15,835
China Merchants Holdings International Co. Ltd.	4,000	13,264
COSCO Pacific Ltd.	4,000	5,904
EcoRodovias Infraestrutura e Logistica S.A.	400	3,495
Grupo Aeroportuario del Centro Norte Sab de CV	1,400	3,330

	Shares	Value
Transportation Infrastructure – (continued)
Grupo Aeroportuario del Pacifico SAB de CV	2,400	$11,567
Grupo Aeroportuario del Sureste SAB de CV, Class B	400	3,867
Jasa Marga Persero Tbk PT	6,000	3,623
Jiangsu Expressway Co. Ltd., Class H	8,000	6,895
LLX Logistica S.A.*	900	1,006
Novorossiysk Commercial Sea Port PJSC (GDR)	516	3,437
OHL Mexico SAB de CV*	1,800	2,971
Road King Infrastructure Ltd.	6,000	4,181
Shenzhen Expressway Co. Ltd., Class H	16,000	6,070
Shenzhen International Holdings Ltd.	145,000	11,974
Tianjin Port Development Holdings Ltd.	36,000	4,459
Zhejiang Expressway Co. Ltd., Class H	8,000	5,832
		114,219
Water Utilities – 0.3%
Aguas Andinas S.A., Class A	6,774	4,555
Cia de Saneamento Basico do Estado de Sao Paulo	200	8,470
Cia de Saneamento de Minas Gerais-COPASA	200	4,723
Guangdong Investment Ltd.	2,000	1,636
Inversiones Aguas Metropolitanas S.A.	2,774	5,155
Manila Water Co., Inc.	5,800	4,083
Thai Tap Water Supply PCL	5,900	1,521
		30,143
Wireless Telecommunication Services – 4.0%
Advanced Info Service PCL	1,800	11,599
Allied Technologies Ltd.	894	4,111
America Movil SAB de CV	60,800	77,157
Axiata Group Bhd	5,800	12,434
Bakrie Telecom Tbk PT*	99,500	622
China Mobile Ltd.	12,000	133,083
DiGi.Com Bhd	7,000	12,203
Egyptian Co. for Mobile Services*	85	2,117
ENTEL Chile S.A.	302	6,173
Far EasTone Telecommunications Co. Ltd.	4,000	9,229

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	97

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Wireless Telecommunication Services – (continued)
Globe Telecom, Inc.	50	$1,384
Indosat Tbk PT	2,000	1,353
Maxis Bhd	5,000	11,425
MTN Group Ltd.	3,314	59,558
Philippine Long Distance Telephone Co.	100	6,433
Sistema JSFC (GDR)	410	7,523
SK Telecom Co. Ltd.	46	6,474
Taiwan Mobile Co. Ltd.	4,000	13,967
Tim Participacoes S.A.	1,600	5,674
Tower Bersama Infrastructure Tbk PT*	8,000	4,164
Vodacom Group Ltd.	722	9,071
		395,754
Total Common Stocks (Cost $8,883,562)		8,862,050

PREFERRED STOCKS – 5.3%
Airlines – 0.0%†
Gol Linhas Aereas Inteligentes S.A.*	600	3,000
Automobiles – 0.1%
Hyundai Motor Co.	70	4,589
Beverages – 0.6%
Cia de Bebidas das Americas	1,400	57,237
Chemicals – 0.1%
Braskem S.A.	400	2,644
Sociedad Quimica y Minera de Chile S.A., Class B	200	11,601
		14,245
Commercial Banks – 1.5%
Banco Bradesco S.A.	3,800	59,897
Banco do Estado do Rio Grande do Sul S.A.	400	3,162
Banco Industrial e Comercial S.A.	1,000	3,280
Itau Unibanco Holding S.A.	4,600	67,295
Itausa – Investimentos Itau S.A.	4,800	21,043
		154,677

	Shares	Value
Containers & Packaging – 0.1%
Klabin S.A.	1,000	$5,876
Diversified Telecommunication Services – 0.0%†
Axtel SAB de CV*	5,900	1,321
Oi S.A.	800	3,208
		4,529
Electric Utilities – 0.1%
Centrais Eletricas Brasileiras S.A.	400	3,182
Cia Energetica de Minas Gerais	1,000	11,970
Cia Energetica do Ceara	200	3,611
Cia Paranaense de Energia	200	2,955
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	100	794
		22,512
Food & Staples Retailing – 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	200	9,182
Independent Power Producers & Energy Traders – 0.0%†
AES Tiete S.A.	100	1,136
Cia Energetica de Sao Paulo	400	3,596
		4,732
Industrial Conglomerates – 0.1%
Allied Electronics Corp. Ltd.	3,222	7,952
Machinery – 0.1%
Marcopolo S.A.	600	3,520
Randon Participacoes S.A.	800	4,232
		7,752
Metals & Mining – 1.1%
Bradespar S.A.	400	5,911
Gerdau S.A.	1,600	13,989
Metalurgica Gerdau S.A.	600	6,727
Usinas Siderurgicas de Minas Gerais S.A.	800	3,866
Vale S.A.	3,800	68,039
		98,532
Multiline Retail – 0.1%
Lojas Americanas S.A.	800	6,699

See Accompanying Notes to the Financial Statements.

98	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
PREFERRED STOCKS – (continued)
Oil, Gas & Consumable Fuels – 0.9%
Petroleo Brasileiro S.A.	8,400	$86,063
Paper & Forest Products – 0.1%
Suzano Papel e Celulose S.A.	2,800	7,282
Semiconductors & Semiconductor Equipment – 0.3%
Samsung Electronics Co. Ltd.	38	27,596
Total Preferred Stocks (Cost $536,230)		522,455
	No. of Rights
RIGHTS – 0.0%†
Polimex-Mostostal S.A., expiring 11/29/12 at 0.52 PLN* ^	4,668	22
Sahaviriya Steel, expiring 11/19/12 at 0.68 THB* ^	16,140	–
Total Rights (Cost $–)		22
Total Investment Securities (Cost $9,419,792) – 94.6%		9,384,527
Other Assets less Liabilities – 5.4%		535,817
NET ASSETS – 100.0%		$9,920,344
*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2012, the aggregate value of these securities amounted to $2,895 or 0.03% of net assets.

†	Amount represents less than 0.05%

(a)	144A security – Certain conditions for public sale may exist.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

REIT – Real Estate Investment Trust

As of October 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$223,443
Aggregate gross unrealized depreciation	(263,423)
Net unrealized depreciation	$(39,980)
Federal income tax cost of investments	$9,424,507

Futures Contracts Purchased

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open long futures contracts as of October 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
MSCI Emerging Markets Mini Index Futures Contracts	6	12/21/12	$297,000	$(2,137)
SGX S&P CNX Nifty Index Futures Contracts	25	11/29/12	281,975	(3,110)
				$(5,247)

Cash collateral in the amount of $37,650 was pledged to cover margin requirements for open futures contracts as of October 31, 2012.

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of October 31, 2012:

Contracts to Receive	Counterparty	In Exchange For	Delivery Date	Unrealized Depreciation
INR 18,777,500	UBS Securities LLC	USD 350,000	12/19/12	$(4,142)
RUB 8,299,005	UBS Securities LLC	USD 265,000	12/19/12	(2,613)
				$(6,755)

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	99

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in the following countries as of October 31, 2012 (unaudited):

Brazil	10.9%
Chile	2.0
China	14.1
Colombia	0.9
Czech Republic	0.4
Egypt	0.5
Hong Kong	4.6
Hungary	0.2
India	4.1
Indonesia	2.9
Malaysia	3.4
Mexico	4.6
Morocco	0.1
Peru	0.8
Philippines	1.0
Poland	1.8
Russia	4.9
South Africa	9.3
South Korea	14.2
Taiwan	11.3
Thailand	1.9
Turkey	0.6
United States	0.1
Other[1]	5.4
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

100	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

October 31, 2012

	Principal Amount	Value

ASSET-BACKED SECURITIES – 8.0%
Ally Auto Receivables Trust, Class A2
0.45%, due 07/15/15	$100,000	$99,993
Honda Auto Receivables Owner Trust, Class A2
0.40%, due 04/20/15	100,000	100,016
Hyundai Auto Receivables Trust, Class A2
0.40%, due 08/17/15	100,000	100,017
Nissan Auto Lease Trust, Class A2B
0.31%, due 06/15/15	100,000	100,050
Porsche Innovative Lease Owner Trust, Class A2
0.44%, due 02/23/15(a)	100,000	100,021
World Omni Auto Receivables Trust, Class A2
0.43%, due 11/16/15	100,000	100,053
Total Asset-Backed Securities (Cost $599,961)		600,150

CORPORATE BONDS – 51.3%
Aerospace & Defense – 2.7%
United Technologies Corp.
1.20%, due 06/01/15	200,000	204,013
Automobile – 9.4%
Daimler Finance North America LLC
1.13%, due 04/10/14(a) (b)	500,000	501,944
Volkswagen International Finance N.V.
0.97%, due 04/01/14(a) (b)	200,000	199,078
		701,022
Beverages – 4.8%
Anheuser-Busch InBev Worldwide, Inc.
0.86%, due 01/27/14(b)	355,000	357,655
Commercial Banks – 8.7%
BNP Paribas S.A.
1.25%, due 01/10/14(b)	300,000	300,510
Credit Suisse
1.30%, due 01/14/14(b)	250,000	252,017
Royal Bank of Canada
0.80%, due 10/30/15	100,000	100,389
		652,916

	Principal Amount	Value

CORPORATE BONDS – (continued)
Consumer Finance – 4.0%
American Honda Finance Corp.
0.47%, due 04/08/14(a) (b)	$200,000	$200,039
John Deere Capital Corp.
0.44%, due 10/08/14(b)	100,000	100,149
		300,188
Diversified Financial Services – 4.1%
JPMorgan Chase & Co.
1.88%, due 03/20/15	300,000	305,385
Electric Utilities – 1.3%
Alabama Power Co.
0.55%, due 10/15/15	100,000	99,840
Energy Equipment & Services – 2.0%
Transocean, Inc.
5.25%, due 03/15/13	150,000	152,189
Health Care Providers & Services – 2.7%
UnitedHealth Group, Inc.
0.85%, due 10/15/15	200,000	200,960
Hotels, Restaurants & Leisure – 1.4%
McDonald’s Corp.
0.75%, due 05/29/15	100,000	100,820
IT Services – 4.0%
International Business Machines Corp.
0.55%, due 02/06/15	300,000	300,907
Oil, Gas & Consumable Fuels – 1.3%
Marathon Oil Corp.
0.90%, due 11/01/15	100,000	100,428
Pharmaceuticals – 3.6%
Teva Pharmaceutical Finance IV LLC
1.70%, due 11/10/14	265,000	269,253
Tobacco – 1.3%
Reynolds American, Inc.
1.05%, due 10/30/15	100,000	100,367

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	101

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Total Corporate Bonds (Cost $3,849,399)		$3,845,943

U.S. GOVERNMENT OBLIGATIONS – 4.0%
United States Treasury Notes
0.13%, due 08/31/13	$100,000	99,953
0.25%, due 01/31/14	100,000	100,031
0.50%, due 08/15/14	100,000	100,403
		300,387
Total U.S. Government Obligations (Cost $300,263)		300,387

CERTIFICATE OF DEPOSIT – 4.0%
Svenska Handelsbanken AB
1.13%, due 07/17/14	300,000	301,220
Total Certificate of Deposit (Cost $301,759)		301,220

COMMERCIAL PAPER – 4.0%
Kinder Morgan Energy LP
0.00%, due 11/01/12	300,000	299,998
Total Commercial Paper (Cost $300,000)		299,998

REPURCHASE AGREEMENTS(c) – 28.0%
Citigroup, Inc., dated 10/30/12, repurchase price $1,500,028 0.33%, 11/01/12	1,500,000	1,500,000
RBS Securities, Inc., dated 10/31/12, repurchase price $600,009 0.52%, 11/01/12	600,000	600,000
Total Repurchase Agreements (Cost $2,100,000)		2,100,000
Total Investment Securities (Cost $7,451,382) – 99.3%		7,447,698
Other Assets less Liabilities – 0.7%		49,398
NET ASSETS – 100.0%		$7,497,096
(a)	144A security – Certain conditions for public sale may exist.

(b)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on October 31, 2012.

(c)	The nature and terms of the collateral received for the repurchase agreements are as follows:

Name	Fair Market Value	Coupon Rate	Maturity Date
Government National Mortgage Association	$1,540,866	3.5%	05/20/42
Federal Home Loan Mortgage	$619,938	3.5%	09/01/42

Percentages shown are based on Net Assets.

As of October 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,655
Aggregate gross unrealized depreciation	(7,339)
Net unrealized depreciation	$(3,684)
Federal income tax cost of investments	$7,451,382

See Accompanying Notes to the Financial Statements.

102	FLEXSHARES ANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in the following countries as of October 31, 2012 (unaudited):

Canada	1.3%
Cayman Islands	2.0
France	4.0
Netherlands	2.7
Switzerland	3.4
United States	85.9
Other[1]	0.7
100.0%

[1]	Includes any non fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	103

Notes to the Financial Statements (October 31, 2012)

1. Organization

FlexShares® Trust (the “Trust”), a Maryland statutory trust, was formed on May 13, 2010, originally named NT ETF Trust and renamed FlexShares® Trust as of April 12, 2011. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of seven operational exchange-traded funds as of October 31, 2012. The FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund and FlexShares® Ready Access Variable Income Fund (each a “Fund” and collectively the “Funds”) are non-diversified series of the Trust, pursuant to the 1940 Act. The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares Morningstar Emerging Markets Factor Tilt Index Fund commenced investment operations on September 25, 2012. The FlexShares Ready Access Variable Income Fund commenced operations on October 9, 2012. The Trust also consists of an additional series, which had not commenced operations as of the date of this report.

Each Fund, except the FlexShares Ready Access Variable Income Fund, seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”). The FlexShares Ready Access Variable Income Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund seeks maximum current income consistent with the preservation of capital and liquidity. Each Fund, except the FlexShares Ready Access Variable Income Fund, is referred to herein as an “Index Fund.” Each Fund is managed by Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”), an indirect subsidiary of Northern Trust Corporation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds’ investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include periods when trading in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher

104	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect the Index Fund’s ability to track its Underlying Index. The FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares Morningstar Emerging Markets Factor Tilt Index Fund’s portfolio securities are primarily listed on foreign exchanges, and their values may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost, which according to NTI approximates fair value.

Foreign securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales of the security for that day, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally,

FLEXSHARES ANNUAL REPORT	105

Notes to the Financial Statements (cont.)

amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of October 31, 2012 for each Fund based upon the three levels defined above. During the period ended October 31, 2012, there was one Level 3 security. All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$562,021,836	$—	$—	$562,021,836
Total Investments	$562,021,836	$—	$—	$562,021,836

Other Financial Instruments
Assets
Futures Contracts	$41,431	$—	$—	$41,431
Forward Foreign Currency Contracts	—	6,321	—	6,321
Liabilities
Futures Contracts	(38,476)	—	—	(38,476)
Forward Foreign Currency Contracts	—	(13,113)	—	(13,113)
Total Other Financial Instruments	$2,955	$(6,792)	$—	$(3,837)

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$681,322,225	$—	$681,322,225
Total Investments	$—	$681,322,225	$—	$681,322,225

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$373,365,766	$—	$373,365,766
Total Investments	$—	$373,365,766	$—	$373,365,766

FlexShares Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks
Machinery	$4,428,732	$13,803	$—	$4,442,535
Other*	144,375,071	—	—	144,375,071
U.S. Treasury Obligations	—	120,000	—	120,000
Total Investments	$148,803,803	$133,803	$—	$148,937,606

Other Financial Instruments
Liabilities
Futures Contracts	$(6,926)	$—	$—	$(6,926)
Total Other Financial Instruments	$(6,926)	$—	$—	$(6,926)

106	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Common Stocks*	$9,602,085	$—	$—	$9,602,085
Preferred Stocks
Aerospace & Defense	—	128	—	128
Other*	38,745	—	—	38,745
Total Investments	$9,640,830	$128	$—	$9,640,958

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$14	$—	$14
Liabilities
Futures Contracts	(2,556)	—	—	(2,556)
Total Other Financial Instruments	$(2,556)	$14	$—	$(2,542)

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Electrical Equipment	$43,175	$—	$2,873	$46,048
Other*	8,816,002	—	—	8,816,002
Preferred Stocks*	522,455	—	—	522,455
Rights	—	22	—	22
Total Investments	$9,381,632	$22	$2,873	$9,384,527

Other Financial Instruments
Liabilities
Futures Contracts	$(5,247)	$—	$—	$(5,247)
Forward Foreign Currency Contracts	—	(6,755)	—	(6,755)
Total Other Financial Instruments	$(5,247)	$(6,755)	$—	$(12,002)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 9/25/12 (commencement of investment operations)	$—
Total gain or loss (realized/unrealized) included in earnings	(116)
Purchases	2,989
Transfer into Level 3	—
Transfer out of Level 3	—
Balance as of 10/31/12	$2,873
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 10/31/12	$(116)

FLEXSHARES ANNUAL REPORT	107

Notes to the Financial Statements (cont.)

Quantitative Information about Level 3 Fair Value Measurements

	Common Stock	Fair Value at 10/31/12	Valuation Techniques	Unobservable Inputs
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Taihan Electric Wire Co.	$2,873	Market Transaction and Analysis	Discovery Price set at Halt

The significant unobservable input used in the fair value measurement of the common stock was a discovery price. Significant increases (decreases) in discovery prices would result in a significantly higher (lower) fair value measurement.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Ready Access Variable Income Fund
Investments
Asset-Backed Securities	$—	$600,150	$—	$600,150
Corporate Bonds*	—	3,845,943	—	3,845,943
U.S. Government Obligations	—	300,387	—	300,387
Certificate of Deposit	—	301,220	—	301,220
Commercial Paper	—	299,998	—	299,998
Repurchase Agreements	—	2,100,000	—	2,100,000
Total Investments	$—	$7,447,698	$—	$7,447,698

*	See Schedules of Investments for segregation by industry type

Foreign Securities

The FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares Morningstar Emerging Markets Factor Tilt Index Fund invest in publicly-traded common stocks of issuers in countries other than the United States of America (“U.S.”). Such investments include direct investments in non-U.S. dollar denominated securities traded outside the U.S. A Fund’s investment also may be in the form of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”) based on securities in its Underlying Index. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same cur-

rency as the securities they represent. Generally, GDRs are designed for use in foreign securities markets.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs, such GDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt, any Depositary Receipt that NTI deems to be illiquid or any Depositary Receipt for which market quotations are not readily available. Generally, all Depositary Receipts must be sponsored.

The FlexShares Ready Access Variable Income Fund may invest, without limitation, in fixed-income securities and instruments of foreign issuers in developed and emerging markets, including debt securities of foreign governments.

Investing in foreign securities, including Depositary Receipts, may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and

108	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of a Fund’s foreign investments to decline. The FlexShares Morningstar Emerging Markets Factor Tilt Index Fund invests most of its assets in emerging market countries. The FlexShares Ready Access Variable Income Fund may invest up to 20% of its total assets in fixed-income securities and instruments of issuers in emerging markets. The markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed foreign markets. The risks of foreign investment are increased when the issuer is located in a country with an emerging economy or securities market.

Inflation-Indexed Securities

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares iBoxx 5-Year Target Duration TIPS Index Fund invest primarily in U.S. Treasury Inflation-Protected Securities (“TIPS”). The FlexShares Ready Access Variable Income Fund may invest in inflation-indexed securities. The value of inflation-indexed debt securities is subject to the effects of changes in real interest rates that may change as a result of different factors. In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase, and increase when real interest rates decrease. Interest payments on inflation-indexed securities will vary along with changes in the Consumer Price Index for All Urban Consumers (CPI-U) before seasonal adjustment (calculated by the Bureau of Labor Statistics). Thus generally, during periods of rising inflation, the value of inflation-indexed securities will tend to increase and during periods of deflation, their value will tend to decrease. There can be no assurance that the inflation index used (i.e. CPI-U) will accurately measure the price increase of a certain good or service. Increases in the principal value of TIPS due to inflation are considered taxable ordinary income for the amount of the increase in a calendar year.

Repurchase Agreements

The FlexShares Ready Access Variable Income Fund may enter into repurchase agreements under which it purchases securities (collateral) for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for JP Morgan Chase, the Fund’s custodian, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

The Northern Trust Company, the parent of NTI, currently is a party to various Master Repurchase Agreements with a number of different counterparties, and acts as agent of behalf of various disclosed principals, including the Fund and various other accounts managed by NTI, in entering into repurchase agreements under the Master Repurchase Agreements. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Fund and does not collect any additional fees from the Fund for such services. The Fund has entered into repurchase agreements at October 31, 2012, as reflected in its Schedule of Investments.

Derivative Contracts

Futures Contracts

The FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares Morningstar Emerging Markets Factor Tilt Index Fund invest in futures contracts to help track the price and yield performance of their underlying indexes. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. A Fund recognizes

FLEXSHARES ANNUAL REPORT	109

Notes to the Financial Statements (cont.)

a realized gain or loss when a contract is closed or expires. The Statements of Operations reflect gains or losses, if any, as realized gain (loss) on futures contracts and as unrealized appreciation (depreciation) on futures contracts. As of October 31, 2012, the FlexShares Morningstar Global Upstream Natural Resources Index, FlexShares Morningstar US Market Factor Tilt Index, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index and FlexShares Morningstar Emerging Markets Factor Tilt Index Funds had open futures contracts.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These contracts are subject to the risk that the counterparties may be potentially unable to meet the terms of their contracts. A Fund also bears the market risk arising from changes in the value of these financial instruments. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Foreign Currency Translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the prevailing market rates on the date of valuation as quoted by one or more banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). Any use of a rate different from the rates used by an Index Fund’s index provider may affect the Fund’s ability to track its Underlying Index. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations as realized gain (loss) on foreign currency transactions and unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Exchange Contracts

The FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund and FlexShares Ready Access Variable Income Fund may enter into forward foreign currency exchange contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. The Index Funds, however, do not expect to engage in currency transactions for speculative purposes or for purposes of hedging against declines in the value of a Fund’s assets that are denominated in a foreign currency. The FlexShares Ready Access Variable Income Fund also may engage in forward foreign currency transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. The Fund, however, does not expect to engage in currency transactions for speculative purposes (e.g., for potential income or capital gain). All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Funds record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency.

There are several risks associated with these contracts. One risk is the potential inability of counterparties to meet the terms of their contracts, and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in realized gain (loss) on foreign currency transactions and unrealized gains or losses in unrealized appreciation (depreciation) on forward foreign currency contracts. Forward foreign currency exchange contracts are privately negotiated transactions and can have substantial price volatility. As a result, they offer less protection against default by

110	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

the other party than is available for instruments traded on an exchange. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade, and these markets can experience periods of illiquidity.

As of October 31, 2012, the FlexShares Morningstar Global Upstream Natural Resources Index, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index and FlexShares Morningstar Emerging Markets Factor Tilt Index Funds had open forward foreign currency contracts.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Derivatives not accounted for as hedging instruments	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	$2,955
Foreign Currency Contracts	Goldman Sachs and UBS AG	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	6,321
Foreign Currency Contracts	Morgan Stanley and UBS AG	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(13,113)
Equity Index Futures Contracts	UBS AG	Liabilities — Unrealized depreciation on futures contracts	FlexShares Morningstar US Market Factor Tilt Index Fund	(6,926	)*
Equity Index Futures Contracts	UBS AG	Liabilities — Unrealized depreciation on futures contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(2,556	)*
Foreign Currency Contracts	UBS AG	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	14
Equity Index Futures Contracts	UBS AG	Liabilities — Unrealized depreciation on futures contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(5,247	)*
Foreign Currency Contracts	UBS AG	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(6,755)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the assets or liabilities shown on the Statement of Assets and Liabilities.

Derivatives not accounted for as hedging instruments	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	$231,540	$(17,328)

FLEXSHARES ANNUAL REPORT	111

Notes to the Financial Statements (cont.)

Derivatives not accounted for as hedging instruments	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency transactions	FlexShares Morningstar Global Upstream Natural Resources Index Fund	$(6,931)	$(382)
Equity Index Futures contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar US Market Factor Tilt Index Fund	117,636	(24,792)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency transactions	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	—	14
Equity Index Futures contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(2,350)	(5,247)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency transactions	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(374)	(6,755)

At October 31, 2012, the volume of derivative activity, which is representative of daily volume throughout the period, was as follows:

	Foreign Exchange Contracts		Equity Contracts
Fund	Number of Trades	Average Notional Amount	Number of Trades	Average Notional Amount
FlexShares Morningstar Global Upstream Natural Resources Index Fund	5	$307,400	44	$106,413
FlexShares Morningstar US Market Factor Tilt Index Fund	—	—	11	76,943
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	1	40,000	3	75,920
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	2	307,500	31	18,677

112	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

Taxes and Distributions

Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, which includes distributing substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal and state income taxes is required in the financial statements.

As of October 31, 2012, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing, basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from on-going analysis of tax law, regulation, interpretations thereof, and Financial Accounting Standards Board (“FASB”).

Dividends from net investment income, including any net foreign currency gains, are declared and paid at least annually (except for the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund and FlexShares Ready Access Variable Income Fund, which generally declare and pay any dividends monthly) and any net realized securities gains, if any, generally are distributed at least annually. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to improve tracking error, to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains. Tracking error is a measurement of how much the return on a portfolio deviates from the return on its benchmark index.

Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

There were no distributions paid for the tax year ended October 31, 2011.

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transaction and the timing and the deductibility of certain expenses.

FLEXSHARES ANNUAL REPORT	113

Notes to the Financial Statements (cont.)

Permanent differences, primarily due to designation of tax distributions as a return of capital, equalization and nondeductible expenses resulted in the following reclassifications, as of October 31, 2012 (the Funds’ tax year end), among the Funds’ components of net assets:

	Year Ended October 31, 2012
Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in Capital
FlexShares Morningstar Global Upstream Natural Resources Index Fund	$(202,933)	$(1,655,637)	$1,858,570
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	242,982	(458,212)	215,230
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	58,991	(565,671)	506,680
FlexShares Morningstar US Market Factor Tilt Index Fund	(794)	291	503
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(2,386)	2,386	—
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(4,779)	16,754	(11,975)
FlexShares Ready Access Variable Income Fund	—	—	—

As of October 31, 2012, the tax character of distributions paid for the tax year ended October 31, 2012, were as follows:

	Year Ended October 31, 2012
Fund	Distributions paid from ordinary Income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
FlexShares Morningstar Global Upstream Natural Resources Index Fund	$402,120	$—	$—	$402,120
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	2,339,120	—	—	2,339,120
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	2,163,246	—	—	2,163,246
FlexShares Morningstar US Market Factor Tilt Index Fund	59,483	—	—	59,483
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	—	—	—	—
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	—	—	—	—
FlexShares Ready Access Variable Income Fund	—	—	—	—

As of October 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Year Ended October 31, 2012
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital Losses and Other Losses	Unrealized Appreciated/ (Depreciated)
FlexShares Morningstar Global Upstream Natural Resources Index Fund	$5,771,338	$—	$(1,123,690)	$17,335,287
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	196,979	11,490	—	4,100,825
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	1,616,605	17,481	—	8,538,276
FlexShares Morningstar US Market Factor Tilt Index Fund	1,062,290	—	(83,253)	6,595,687

114	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

	Year Ended October 31, 2012
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital Losses and Other Losses	Unrealized Appreciated/ (Depreciated)
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	$27,314	$—	$(9,253)	$(175,057)
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	—	—	(5,943)	(52,413)
FlexShares Ready Access Variable Income Fund	736	—	(31)	(3,684)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. For the tax year ended October 31, 2012, the Funds have no pre-enactment loss carry-forwards since the Funds commenced operations after the effective date of the Act. Post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

For the tax year ended October 31, 2012, the following Funds had available post-enactment capital loss carryforwards to offset future net capital gains to the extent provided by regulations:

Fund	Short-Term	Long-Term	Total
FlexShares Morningstar Global Upstream Natural Resources Index Fund	$1,123,690	$—	$1,123,690
FlexShares Morningstar US Market Factor Tilt Index Fund	83,253	—	83,253
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	7,719	1,534	9,253
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	4,661	1,282	5,943
FlexShares Ready Access Variable Income Fund	31	—	31

The FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund and FlexShares Ready Access Variable Income Fund may be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. If, at the close of the taxable year, more than 50% in value of a Fund’s assets consists of stock or securities in foreign corporations the Fund will be eligible to make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow all shareholders to either (1) credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (2) take that amount as an itemized deduction. If a Fund is not eligible to make this election or is eligible but does not make the election, it will be entitled to deduct such taxes in computing the amounts it is required to distribute.

3. Investment Transactions and Related Income and Expense

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security using the yield to maturity method. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

FLEXSHARES ANNUAL REPORT	115

Notes to the Financial Statements (cont.)

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by the Funds and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

4. Investment Advisory Fees

NTI serves as the Investment Adviser of the Funds pursuant to the Investment Advisory Agreement. The Investment Adviser is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities, subject to the general supervision of the Trust’s Board of Trustees.

As compensation for its advisory services and assumption of Fund expenses, NTI is entitled to a unitary management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

From the unitary management fee, NTI pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services (“Covered Expenses”). Covered Expenses do not include the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

The unitary management fee rate payable by each Fund is set forth in the following table:

Fund	Unitary Management Fee
FlexShares Morningstar Global Upstream Natural Resources Index Fund	0.48%
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	0.20%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	0.20%
FlexShares Morningstar US Market Factor Tilt Index Fund	0.27%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	0.42%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	0.65%
FlexShares Ready Access Variable Income Fund	0.25%

The Investment Adviser may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary waiver in the future at its discretion.

Amounts voluntarily waived by the Investment Adviser may not be recouped by the Investment Adviser. As of October 31, 2012, no advisory fees had been waived.

5. Administration Fees

JPMorgan Chase Bank, N.A. (the “Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

116	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

7. Trustees Fees

The Trust compensates each Trustee who is not an officer, director or employee of Northern Trust Corporation, or its subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.

NTI has contractually agreed with each Fund to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel paid by each Fund until at least March 1, 2013. After this date, NTI and each Fund may mutually agree to extend the contractual arrangement. The Board may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

The Trust has adopted a deferred compensation plan (“DC Plan”) for its Trustees who are not officers of Northern Trust or NTI. Under the DC Plan, an Independent Trustee may elect to defer all or a portion of their compensation. The amount deferred is adjusted periodically based upon the performance of the investment options selected by the Trustees. The investment options currently under the DC Plan are the FlexShares Morningstar US Market Factor Tilt Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund. Expenses related to the DC Plan are stated on the Statements of Operations.

8. Distribution and Service Plan

Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9) for each Fund on an agency basis. The Distributor does not receive a fee from the Funds for its distribution services. However, it receives compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Payments to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. As of this date, the Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board of Trustees approval. The maximum distribution fee is 0.25% of each Fund’s respective average daily net assets under the Plan. NTI did not pay any 12b-1 fees during the fiscal year.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees were as follows:

	For the periods ended
Fund	Period Ended October 31, 2012**	Period Ended 10/31/2011*
FlexShares Morningstar Global Upstream Natural Resources Index Fund	$28,500	$13,500
FlexShares Morningstar US Market Factor Tilt Index Fund	10,500	3,000
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	20,000	N/A
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	50,000	N/A
FlexShares Ready Access Variable Income Fund	700	N/A

*	The FlexShares Morningstar US Market Factor Tilt Index Fund and FlexShares Morningstar Global Upstream Natural Resources Index Fund commenced investment operations on September 16, 2011.

**	The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares Morningstar Emerging Markets Factor Tilt Index Fund commenced investment operations on September 25, 2012 and the FlexShares Ready Access Variable Income Fund commenced operations on October 9, 2012.

FLEXSHARES ANNUAL REPORT	117

Notes to the Financial Statements (cont.)

10. Investment Transactions

For the period ended October 31, 2012, FlexShares iBoxx 3-Year Target Duration TIPS Index and FlexShares iBoxx 5-Year Target Duration TIPS Index Funds invested solely in U.S. Government Securities. The cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions for the period ended October 31, 2012, were as follows:

Fund	Purchases		Sales
FlexShares Morningstar Global Upstream Natural Resources Index Fund	$34,958,475		$16,665,732
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	170,664,798		162,154,594
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	128,580,420		128,138,914
FlexShares Morningstar US Market Factor Tilt Index Fund	13,015,338		10,480,852
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	9,922,620		108,656
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	9,481,082		58,808
FlexShares Ready Access Variable Income Fund	5,152,088	*	99,969

*	Includes $300,263 in U.S. Government Securities.

11. In-Kind Transactions

During the period ended October 31, 2012, the Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended October 31, 2012, the fair value of the securities received for subscriptions for each Fund was as follows:

Fund	Fair Value
FlexShares Morningstar Global Upstream Natural Resources Index Fund	$444,052,779
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	541,267,567
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	255,559,610
FlexShares Morningstar US Market Factor Tilt Index Fund	132,852,096

During the period ended October 31, 2012, the FlexShares Morningstar Global Upstream Natural Resources Index, FlexShares iBoxx 3-Year Target Duration TIPS Index and FlexShares iBoxx 5-Year Target Duration TIPS Index Funds delivered securities in exchange for redemption of shares (redemptions-in-kind). For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction. For the period October 31, 2012, the fair value of the securities transferred for redemptions for each Fund was as follows:

Fund	Fair Value	Net Realized Gains(Losses)
FlexShares Morningstar Global Upstream Natural Resources Index Fund	$11,438,598	$1,858,570
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	11,154,322	215,976
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	36,460,798	539,930

12. Risk

As with any investment, you could lose all or part of your investment in a Fund, and the Fund’s performance could trail that of other investments. In addition to the discussion of the risks of certain of the Funds’ investments included in Note 2, some of the principal risks of investment in the Funds are summarized below. A more complete description of principal risks is included in each Fund’s Prospectus.

Derivatives Risk

Changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index, and a Fund could lose more than the principal amount invested.

Market Trading Risk

Each Fund’s shares are listed on a securities exchange, which presents risks including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to a Fund’s shares trading at a premium or discount to NAV.

118	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

Non-diversification Risk

A Fund’s performance may depend on the performance of a small number of issuers because each Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers.

Industry Concentration Risk

To the extent that the investments of the FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares Morningstar Emerging Markets Factor Tilt Index Fund are concentrated in the securities of issuers in a particular industry or group of industries, the Funds may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting industry or group of industries.

Small Cap Stock Risk

FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares Morningstar Emerging Markets Factor Tilt Index Fund may invest in stocks of smaller companies which may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Value Investing Risk

FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares Morningstar Emerging Markets Factor Tilt Index Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, may not appreciate in value as anticipated.

Global Natural Resource Industry Risk

The FlexShares Morningstar Global Upstream Natural Resources Index Fund is subject to the risks associated with investment in the global natural resources sector in addition to the general risk of the stock market. The natural resources sector can significantly be affected by events relating to U.S. and foreign political and economic developments and environmental and other government regulations, as well as other factors including, but not limited to: commodity price volatility, technological developments and natural or man-made disasters. Declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of the Fund’s equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

Credit (or Default) Risk

The FlexShares Ready Access Variable Income Fund is subject to the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Debt Extension Risk

The FlexShares Ready Access Variable Income Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Financial Sector Risk

The FlexShares Ready Access Variable Income Fund is subject to the risk that the Fund will be impacted by events affecting the U.S. and non-U.S. financial sectors if it invests a relatively large percentage of its assets in those sectors, adversely affecting the Fund’s performance. The U.S. and

FLEXSHARES ANNUAL REPORT	119

Notes to the Financial Statements (cont.)

non-U.S. financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, the U.S. financial sector was significantly impacted by bankruptcies and consolidations of major financial firms. Events affecting the U.S. and non-U.S. financial sectors have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in those sectors.

Interest Rate/Maturity Risk

FlexShares iBoxx 3-Year Target Duration TIPS Index, FlexShares iBoxx 5-Year Target Duration TIPS Index and FlexShares Ready Access Variable Income Funds are subject to the risk that the value of the Funds’ fixed-income assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Mortgage-Related and Other Asset-Backed Risks

The FlexShares Ready Access Variable Income Fund is subject to the risks of investing in mortgage-related and other asset-backed securities, including Interest Rate/Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk.

Prepayment (or Call) Risk

The FlexShares Ready Access Variable Income Fund is subject to the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

Tracking Error Risk

Tracking error risk is the risk that an Index Fund’s performance may vary substantially from the performance of the

Underlying Index it tracks as a result of imperfect correlation between a Fund’s securities and those of the Underlying Index. Imperfect correlation may result from share purchases and redemptions, expenses, changes in the Underlying Indexes, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions (such as tax-related diversification requirements that apply to the Funds but not to the Underlying Index) and timing variances, among other factors.

U.S. Government Securities Risk

The FlexShares Ready Access Variable Income Fund is subject to the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities that may be purchased by the Fund are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

13. Guarantees and Indemnifications

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds.

14. New Accounting Pronouncements

On April 15, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements (“ASU No. 2011-03”). The guidance in ASU No. 2011-03 is intended to improve the accounting for repurchase agreements and other similar agreements. Specifically, ASU No. 2011-03 modifies the criteria for determining when these transactions would be accounted for as financings (secured

120	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

borrowings/lending agreements) as opposed to sales (purchases) with commitments to repurchase (resell). The effective date of ASU No. 2011-03 is for interim and annual periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts or footnote disclosures, if any.

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), modifying Accounting Standards Codification (“ASC”) 820. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose 1) the amounts of and reasons for any transfers between Level 1 and Level 2, and 2) for Level 3 fair value measurements: a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 is not expected to have a material impact on the Funds’ financial statement disclosures.

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those reporting entities that prepare their financial statements on the basis of U.S. GAAP and those reporting entities that prepare their financial statements on the basis of International Financial Reporting Standards. Specifically, ASU 2011-11 requires reporting entities to disclose 1) both gross and net information about both instruments and transactions eligible for offset in the financial statements and 2) instruments and transactions subject to an agreement similar to a master netting agreement. The effective date of ASU 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

15. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no additional recognized or non-recognized subsequent events relevant for financial statement disclosure.

FLEXSHARES ANNUAL REPORT	121

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of FlexShares® Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of FlexShares® Trust (the “Trust”), consisting of FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, and FlexShares® Ready Access Variable Income Fund (collectively, the “Funds”), as of October 31, 2012, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012 by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above included in the FlexShares® Trust as of October 31, 2012, and the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois

December 21, 2012

122	FLEXSHARES ANNUAL REPORT

Tax Information October 31, 2012 (Unaudited)

QUALIFIED DIVIDEND INCOME (QDI)

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended October 31, 2012 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2012:

Fund	QDI PERCENTAGE
FlexShares Morningstar Global Upstream Natural Resources Index Fund	100.00%
FlexShares Morningstar US Market Factor Tilt Index Fund	100.00%

CORPORATE DIVIDENDS RECEIVED DEDUCTION (DRD)

A percentage of the dividends distributed during the fiscal year for the following Funds qualifies for the dividends-received deduction for corporate shareholders:

Fund	CORPORATE DRD PERCENTAGE
FlexShares Morningstar Global Upstream Natural Resources Index Fund	20.27%
FlexShares Morningstar US Market Factor Tilt Index Fund	100.00%

FOREIGN TAX CREDIT

The Fund below intends to make an election that will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid by them. The amounts per share which represent income from sources within, and taxes paid to, foreign countries are as follows:

Fund	TAXES	INCOME
FlexShares Morningstar Global Upstream Natural Resources Index Fund	$0.0278	$0.3646

FLEXSHARES ANNUAL REPORT	123

Fund Expenses (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory and trustee fees. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period (or at the commencement of investment operations for Funds which commenced operations during the six-month period) and held through the period ended, October 31, 2012.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, October 31, 2012.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 10/31/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Flexshares® Morningstar Global Upstream Natural Resources Index Fund
Actual	$1,000.00	$1,007.40	$2.42	0.48%
Hypothetical	$1,000.00	$1,022.72	$2.44	0.48%
Flexshares® iBoxx 3-Year Target Duration TIPS Index Fund
Actual	$1,000.00	$1,005.10	$1.01	0.20%
Hypothetical	$1,000.00	$1,024.13	$1.02	0.20%
Flexshares® iBoxx 5-Year Target Duration TIPS Index Fund
Actual	$1,000.00	$1,021.60	$1.02	0.20%
Hypothetical	$1,000.00	$1,024.13	$1.02	0.20%

124	FLEXSHARES ANNUAL REPORT

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 10/31/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Flexshares® Morningstar US Market Factor Tilt Index Fund
Actual	$1,000.00	$1,012.10	$1.37	0.27%
Hypothetical	$1,000.00	$1,023.78	$1.37	0.27%
Flexshares® Morningstar Developed Markets ex-US Factor Tilt Index Fund(a)
Actual	$1,000.00	$986.00	$0.41	0.42%
Hypothetical	$1,000.00	$1,023.03	$2.14	0.42%
Flexshares® Morningstar Emerging Markets Factor Tilt Index Fund(a)
Actual	$1,000.00	$992.00	$0.64	0.65%
Hypothetical	$1,000.00	$1,021.87	$3.30	0.65%
Flexshares® Ready Access Variable Income Fund(b)
Actual	$1,000.00	$999.60	$0.15	0.25%
Hypothetical	$1,000.00	$1,023.88	$1.27	0.25%

Please note that while some of the Funds commenced operations in September and October 2012, the “Hypothetical Expenses Paid during the Period” reflect projected activity for the full six-month period as opposed to the shorter inception period.

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)	The Fund commenced operations on September 25, 2012. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 36 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

(b)	The Fund commenced operations on October 9, 2012. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 22 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

FLEXSHARES ANNUAL REPORT	125

Trustees and Officers

NON-INTERESTED TRUSTEES
Name, Address(1) and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Sarah N. Garvey Age: 60	Trustee	Indefinite; July 2011 to present	• Vice President of Corporate Relations of The Boeing Company from 2007 to 2008 and Vice President of State and Local Government Relations from 2004 to 2007; • Chairman of the Board of John G. Shedd Aquarium since 2009; • Chairman of the Board of Navy Pier since 2011; • Member of the Board of Directors of the Metropolitan Pier and Exposition Authority since 2010; • Member of the Board of Directors of The Civic Federation since 2004.	8	None
Philip G. Hubbard Age: 61	Trustee	Indefinite; July 2011 to present

• Managing Partner of Solidian Fund, LP and Solidian Management, LLC since 2001;

• President of Hubbard Management Group, LLC since 2001;

• Chairman of the Board of Trustees of the Wheaton College Trust Company, N.A. since 2004;

• Member since 1998 of the Board of Trustees of Wheaton College; Vice Chairman since 2009;

• Chairman of the Board of Directors of the English Language Institute/China (a nonprofit educational organization) since 1993;

• Member of the Board of Directors of The Film Department, LLC from 2008 to 2010;

• Member of the Board of Directors of BMO Harris Bank Winnetka N.A. from 1996 to 2009.

				8	None

126	FLEXSHARES ANNUAL REPORT

Trustees and Officers (cont.)

Name, Address(1) and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Eric T. McKissack Age: 59	Trustee and Chairman	Indefinite; July 2011 to present	• CEO and Chief Investment Officer of Channing Capital Management, LLC since 2004; • Member of the Board of Directors of ICMA Retirement Corporation since 2005; • Member of the Board of Trustees, the Investment Committee, and the Finance Committee of the Art Institute of Chicago since 2002; • Member of the RIC Tree of Life Board of the Rehabilitation Institute of Chicago since 2001.	8	None

INTERESTED TRUSTEE
Shundrawn A. Thomas(2) Age: 39	Trustee and President	Indefinite; July 2011 to present

• Managing Director and Global Business Head of the Exchange-Traded Funds Group at Northern Trust Global Investments since 2010;

• President of Northern Trust Securities, Inc. from 2008 to 2010;

• Head of Corporate Strategy at the Northern Trust Corporation from 2005 to 2008;

• Member of the Board of Trustees of Wheaton College and Secretary of the Finance Committee, Investment Committee and Compensation Committee since May 2009;

• Member of the Board of Trustees of the Wheaton College Trust Company since 2009;

• Member of the Board of Directors of Urban Ministries, Inc. since 2006;

• Partner at Tree of Life Resources, LLP since 2005.

				8	None

(1)

Each Non-Interested Trustee may be contacted by writing to the Trustee, c/o Paul Dykstra, K&L Gates LLP, 70 West Madison Street, Suite 3100, Chicago, IL 60602. Mr. Thomas may be contacted by writing to him at 50 S. LaSalle St., Chicago, IL 60603.

(2)	An “interested person,” as defined by the 1940 Act. Mr. Thomas is deemed to be an “interested” Trustee because he is an officer of NTI and its parent company.

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and is available, without charge, upon request by contacting the Fund directly at (855) 933-6287.

FLEXSHARES ANNUAL REPORT	127

Trustees and Officers (cont.)

OFFICERS
Name, Address and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Craig R. Carberry, Esq. Age: 52 50 South LaSalle Street Chicago, IL 60603	Secretary	Indefinite; July 2011 to present	Senior Legal Counsel at The Northern Trust Company since May 2000; Secretary of Northern Trust Investments, Inc. since 2000; Secretary of NT Alpha Strategies Fund since 2004; Secretary of Northern Trust Global Advisers, Inc. from 2007 to 2012; Secretary of The Northern Trust Company of Connecticut since 2009; Secretary of NETS Trust from 2008 to 2009; Secretary of Northern Institutional Funds since 2010; Secretary of Northern Funds since 2010; Secretary of Northern Trust Equity Long/Short Strategies Fund since 2011.
Joseph H. Costello Age: 38 50 South LaSalle Street Chicago, IL 60603	Chief Compliance Officer	Indefinite; July 2011 to present	Vice President, The Northern Trust Company and Compliance Manager for Northern Trust Global Investments, since 2003.
Randal Rein Age: 42 50 South LaSalle Street Chicago, IL 60603	Treasurer and Principal Financial Officer	Indefinite; July 2011 to present	Senior Vice President of Northern Trust Investments, Inc. since 2010 and Senior Vice President of Fund Administration of the Northern Trust Company through 2010; Vice President of Fund Administration of The Northern Trust Company from 2007 to 2010; Second Vice President of Fund Administration of The Northern Trust Company from 2002 to 2007.
Peter K. Ewing Age: 54 50 South LaSalle Street Chicago, IL 60603	Vice President	Indefinite; July 2011 to present	Director of ETF Product Management, Northern Trust Investments, Inc. and Senior Vice President, The Northern Trust Company, since September 2010; Chief Operating Officer of Guggenheim Transparent Value, from July 2009 to January 2010; Senior Vice President, Managing Director of ETF Group, Northern Trust Investments, N.A., and Senior Vice President, The Northern Trust Company, from November 2006 to June 2009.
Marie E. Dzanis Age: 44 50 South LaSalle Street Chicago, IL 60603	Vice President	Indefinite; July 2011 to present	Director of ETF Sales and Servicing, Northern Trust Investments, Inc. since 2011; Principal and Eastern U.S. Manager for iShares at BlackRock Institutional Trust Company from 2007 to 2010; Vice President and Eastern U.S. Sales Manager, J.P. Morgan Asset Management from 2002 to 2007. Various roles in branch sales/management, Repo Matched Book trader and product sales and development at Smith Barney from 1990 to 2002.
Peter J. Flood Age: 55 50 South LaSalle Street Chicago, IL 60603	Vice President	Indefinite; July 2011 to present	Director of ETF Investment Strategy, Northern Trust Investments, Inc. since 2010; Portfolio Manager, Northern Trust Investments, Inc. since 2007; Director of Fixed Income Strategy, Northern Trust Investments, Inc., from 2004 to 2010; Director of Fixed Income Research, Northern Trust Investments, Inc., from 1998 to 2004.
Allison Grant Williams Age: 56 50 South LaSalle Street Chicago, IL 60603	Vice President	Indefinite; July 2011 to present	Chief Administrative Officer of the Exchange-Traded Funds Group at Northern Trust Investments, Inc. since 2011; President and Manager, Grant Partners, L.L.C. from 2006 to 2010; Managing Director of Client Service and Business Strategy, Holland Capital Management, L.P. from 2004 to 2006.

128	FLEXSHARES ANNUAL REPORT

Trustees and Officers (cont.)

Name, Address and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Darlene Chappell Age: 49 50 South LaSalle Street Chicago, IL 60603	Anti-Money Laundering Officer	Indefinite; July 2011 to present	Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and The Northern Trust Company of Connecticut and NT Alpha Strategies Funds since 2009 and NT Long/Short Equity Strategies Fund since 2011; Vice President and Compliance Consultant for The Northern Trust Company since 2006; Audit Manager—Compliance Department of National Futures Association from 2000 to 2006.
Kunle Ademola Age: 34 70 Fargo Street Boston, MA 02210	Assistant Treasurer	Indefinite; July 2011 to present	Assistant Vice President, J.P. Morgan Worldwide Securities Services since 2008; Unit Manager, Fund Administration Department, State Street Bank & Trust Company from 2006 to 2008.
Kelli O’Brien Age: 30 70 Fargo Street Boston, MA 02210	Assistant Secretary	Indefinite; June 2012 to present	Vice President, Regulatory Administration Advisor, J.P. Morgan Chase Bank, N.A. since 2011; Assistant Vice President, Investor Services Associate Counsel, Brown Brothers Harriman & Co. from 2008 to 2011; Investor Services Associate, Brown Brothers Harriman & Co. 2006 to 2008.

(1)	Officers hold office at the pleasure of the Board of Trustees until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified.

FLEXSHARES ANNUAL REPORT	129

Approval of Advisory Agreement

The Board of Trustees (the “Board”) of the FlexShares® Trust (the “Trust”) oversees the management of the Trust and each separate series of the Trust covered in this report, and, as required by law, determines whether to approve the Trust’s investment advisory and ancillary services agreement (the “Advisory Agreement”) with Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of the Northern Trust Corporation. The following discussion relates to the Advisory Agreement for certain FlexShares® Funds launched during the period covered by this report. Please see the annual report for the period ended October 31, 2011 for a discussion of the approval of the Advisory Agreement for FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® Morningstar U.S. Market Factor Tilt Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund.

The Board, including all of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party (the “Independent Trustees”), met on July 14, 2011 to consider whether to approve the Advisory Agreement for the FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (the “July Meeting”). The Board also met on December 15, 2011 to consider the Advisory Agreement for the FlexShares® Ready Access Variable Income Fund (the “December Meeting” and together with the July Meeting, the “Meetings”).

In advance of, and in preparation for, the Trustees’ consideration of the Advisory Agreement at the Meetings, the Trustees received written materials relating to the Advisory Agreement and had the opportunity to ask questions and request further information in connection with their consideration. At the Meetings, the Trustees considered NTI’s verbal presentations and discussed all of the information that had been provided. Among other things, the Board considered comparisons with other funds in relevant peer universes and peer groups that had been objectively determined solely by Lipper, Inc. (“Lipper”), an independent provider of fund data.

The Independent Trustees met with their independent legal counsel separately from the “interested” Trustee of the Trust and officers and employees of the Trust and NTI to consider approval of the Advisory Agreement. After evaluating all the materials, the Trustees, including the Independent Trustees, concluded that the Advisory Agreement for the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund and FlexShares Ready Access Variable Income Fund (each a “Fund” and together, the “Funds”) was in the best interest of each Fund and its shareholders and approved the Advisory Agreement.

In approving the Advisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including, but not limited to: (1) the nature, extent and quality of the services that NTI is expected to provide to the Funds; (2) the anticipated fees and projected expenses for the Funds; (3) the projected profits to be realized by NTI and its affiliates from the relationship with the Funds; (4) the extent to which economies of scale would be realized if the Funds grew and whether the fee levels in the Advisory Agreement reflected these economies of scale; and (5) other benefits that NTI and its affiliates may realize as a result of their relationship with the Funds. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreement.

The material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the Advisory Agreement are separately discussed below.

The Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services proposed to be provided by NTI to each Fund. The Board evaluated information regarding NTI’s organizational structure and the experience and qualifications of NTI’s key personnel. The Board also considered NTI’s responsibilities under the Advisory Agreement to perform securities trading services and ancillary services including, among other things: (i) filing reports with the SEC, (ii) periodically updating the Trust’s registration statement, (iii) establishing and maintaining the Funds’ website, (iv) monitoring anticipated purchases and redemptions of creation units by shareholders and new investors, (v) providing information and assistance

130	FLEXSHARES ANNUAL REPORT

Approval of Advisory Agreement (cont.)

as required by the Trust’s administrator and fund accountant in connection with the Trust’s shares, and (vi) providing assistance in connection with the operations of the Trust generally.

The Board also considered the quality of the services to be provided and the quality of NTI’s resources that would be made available to the Trust. The Board noted NTI’s and its affiliates’ financial position, stability, and commitment to growing the exchange-traded funds business. The Board also considered the strength of NTI’s compliance program.

The Board concluded that it was satisfied with the nature, quality and extent of the investment management services proposed to be provided by NTI, and that there was a reasonable basis on which to conclude that the Funds would benefit from the services proposed to be provided by NTI under the Advisory Agreement.

Performance

The Board considered that, because the Funds had not started operations, meaningful data relating to their performance was not available and could not be a factor in the initial approval of the Advisory Agreement for the Funds.

Fees and Expenses

The Board considered the proposed unitary fee structure and the projected expenses for each Fund. The Board noted that, under the Advisory Agreement, NTI would be responsible for most expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Board considered that NTI would not be responsible under the Advisory Agreement for certain expenses, including the fees and expenses of the Trust’s Independent Trustees and their independent legal counsel. The Board also considered the proposed agreement between the Trust and NTI, whereby NTI agreed to reimburse the fees and expenses of the Independent Trustees and their independent legal counsel with respect to a Fund until at least one year from the effective date of the Fund’s registration statement. The Board reviewed comparative fee data for each Fund, including fees and expenses paid by comparable exchange-traded funds (the “Lipper peer group”) selected by Lipper, as well as comparative information provided by NTI.

In reaching its determinations, the Board considered that the projected management fee and total expenses, after expense reimbursements, for each Fund were lower than their respective Lipper peer group medians. The Board noted that NTI did not manage private accounts with substantially similar investment strategies as the Fund.

Projected Profits of NTI

The Board examined NTI’s projected profits in serving as each Fund’s investment adviser. The Board noted information provided by NTI with respect to the length of time it would take its Funds-related advisory business to become profitable. The Board also considered NTI’s projections of assets in the Funds over various time periods.

Economies of Scale

The Board considered whether NTI may realize economies of scale in managing and supporting the Funds. The Board reviewed each Fund’s fee arrangements, and considered that, in light of the unitary fee structure and proposed expense reimbursement agreement, the fact that NTI will not initially make any profit from its services to the Funds and the significant investment that NTI is making in the Trust, breakpoints were not necessary at the present time.

Other Benefits to NTI

The Board also considered information regarding other direct and indirect benefits NTI may receive as a result of its relationship with the Trust, including whether any compensation would be paid to NTI’s affiliates. The Board also considered that some of the Funds’ expected shareholders will have other client relationships with NTI’s affiliates. The Board also reviewed the extent to which NTI and its other clients, as well as the Funds, will benefit from receipt of the research products and services generated by the equity Funds.

For the foregoing reasons, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement was fair and reasonable in light of the services to be provided, fees to be charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

FLEXSHARES ANNUAL REPORT	131

Supplemental Information (Unaudited)

Premium / Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for a share of a Fund and the net asset value per share (“NAV”) of that Fund. For purposes of these tables, the “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of such Fund’s holdings since the prior most recent calculation. The trading prices of a Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund and FlexShares Morningstar US Market Factor Tilt Index Fund. The information set forth in each table is for the period commencing on the first date on which shares of each Fund were listed for trading and ending on October 31, 2012.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

FlexShares Morningstar Global Upstream Natural Resources Index Fund

Period Covered: Since September 22, 2011 through October 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.35%
Greater than 1.5% and Less than 2.0%	–	–
Greater than 1.0% and Less than 1.5%	–	–
Greater than 0.5% and Less than 1.0%	1	0.35
Between 0.5% and –0.5%	277	99.29
Less than –0.5% and Greater than –1.0%	–	–
Less than –1.0% and Greater than –1.5%	–	–
Less than –1.5% and Greater than –2.0%	–	–
Greater than –2.0%	–	–
	279	100.00%

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund

Period Covered: Since September 22, 2011 through October 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	–	–%
Greater than 1.5% and Less than 2.0%	–	–
Greater than 1.0% and Less than 1.5%	–	–
Greater than 0.5% and Less than 1.0%	–	–
Between 0.5% and –0.5%	279	100.00
Less than –0.5% and Greater than –1.0%	–	–
Less than –1.0% and Greater than –1.5%	–	–
Less than –1.5% and Greater than –2.0%	–	–
Greater than -2.0%	–	–
	279	100.00%

132	FLEXSHARES ANNUAL REPORT

Supplemental Information (cont.)

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund

Periods Covered: Since September 22, 2011 through October 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	–	–%
Greater than 1.5% and Less than 2.0%	–	–
Greater than 1.0% and Less than 1.5%	–	–
Greater than 0.5% and Less than 1.0%	–	–
Between 0.5% and –0.5%	279	100.00
Less than –0.5% and Greater than –1.0%	–	–
Less than –1.0% and Greater than –1.5%	–	–
Less than –1.5% and Greater than –2.0%	–	–
Greater than –2.0%	–	–
	279	100.00%

FlexShares Morningstar US Market Factor Tilt Index Fund

Period Covered: Since September 22, 2011 through October 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	–	–%
Greater than 1.5% and Less than 2.0%	1	0.35
Greater than 1.0% and Less than 1.5%	1	0.35
Greater than 0.5% and Less than 1.0%	6	2.12
Between 0.5% and –0.5%	242	86.93
Less than –0.5% and Greater than –1.0%	12	4.24
Less than –1.0% and Greater than –1.5%	6	2.12
Less than –1.5% and Greater than –2.0%	7	2.47
Greater than –2.0%	4	1.41
	279	100.00%

FLEXSHARES ANNUAL REPORT	133

For More Information

Portfolio Holdings

FlexShares® Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

FlexShares® Trust Proxy Voting Policies and Procedures are available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the Funds’ Web site www.flexshares.com or the SEC’s Web site at sec.gov. Each Fund’s portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the SEC’s Web site at sec.gov.

134	FLEXSHARES ANNUAL REPORT

FlexShares® Trust

50 S. LaSalle Street

Chicago, IL 60603

800.595.9111

www.flexshares.com

FlexShares® is a registered trademark of NTI. Morningstar® is a registered trademark of Morningstar, Inc. (“Morningstar”). Morningstar® Global Upstream Natural Resources IndexSM, Morningstar® US Market Factor Tilt IndexSM, Morningstar Developed Markets ex-US Factor Tilt IndexSM and Morningstar Emerging Markets Factor Tilt IndexSM are service marks of Morningstar, Inc. The iBoxx 3-Year Target Duration TIPS Index and iBoxx 5-Year Target Duration TIPS Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, respectively.

Item 2. Code Of Ethics.

(a)	As of the end of the period, October 31, 2012, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).

(b)	Not Applicable.

(c)	The Registrant has not amended its Code of Ethics during the period covered by this report.

(d)	The Registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

(e)	Not Applicable.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. Philip G. Hubbard is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

In response to Items 4(a)-4(d), aggregate fees for professional services rendered for FlexShares Trust by Deloitte & Touche, LLP (“Deloitte”) for the fiscal years ended October 31, 2012 and October 31, 2011 were:

	2012
	All fees and services to the Trust that were pre-approved		All fees and services to Service Affiliates(a) that were pre- approved
Audit Fees	$144,000		N/A
Audit Related Fees(b)	$0		$0
Tax Fees(c)	$17,500	(1)	$0
All Other Fees(d)	$0		$0
Total:	$161,500		$0

	2011
	All fees and services to the Trust that were pre-approved		All fees and services to Service Affiliates(a) that were pre- approved
Audit Fees	$90,000		N/A
Audit Related Fees(b)	$0		$0
Tax Fees(c)	$10,000	(1)	$0
All Other Fees(d)	$0		$0
Total:	$100,000		$0

(1)	Amounts relate to tax fees for the review of federal income tax returns, excise tax returns and year end distribution calculations.

(a)	“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by Deloitte for the periods ended October 31, 2012 and October 31, 2011 are Northern Trust Investments, Inc. (“NTI”) and entities controlling, controlled by or under common control with NTI that provide ongoing services to the Registrant.

(b)	“Audit-Related Fees” are fees for assurance and related services rendered by Deloitte that are reasonably related to the performance of the audit or review of the Registrant’s financial statements, but not reported as “Audit Fees.”

(c)	“Tax Fees” are fees for professional services rendered by Deloitte for tax compliance, tax advice and tax planning.

(d)	“All Other Fees” are for products and services provided by Deloitte other than those reported as Audit, Audit-Related or Tax Fees.

(e)(1)	The Registrant’s Audit Committee Charter provides that the Audit Committee is responsible for the approval of, prior to the appointment of, the engagement of the principal accountant to annually audit the Registrant’s financial statements. The Audit Committee must also pre-approve the engagement of the principal accountant to provide non-audit services to the Registrant, NTI or to any entity controlling, controlled by or under common control with NTI that provides ongoing services to the Registrant, if the engagement has a direct impact on the operations or financial reporting of the Registrant. The pre-approvals may be delegated to a designated representative (or representatives) of the audit committee and such pre-approvals and approvals must be reported to the full Audit Committee at its next meeting. Each designated representative must be a member of the Audit Committee.

(e)(2)	No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	The aggregate non-audit fees and services billed by Deloitte for services rendered to the Registrant and Service Affiliates for the periods ended October 31, 2012 and October 31, 2011, respectively, were $963,000 and $810,000.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services to Service Affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. All of the Board’s independent Trustees, Philip G. Hubbard, Eric T. McKissack and Sarah N. Garvey, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not Applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a—3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is incorporated by reference to Exhibit 12(a)(1) to the report filed on Form N-CSR on January 6, 2012 (Accession Number 0001193125-12-005127).

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
January 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
January 4, 2013

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
January 4, 2013